As filed with the Securities and Exchange Commission on April 2, 2009
                                                  Commission File Nos. 333-70697
                                                                       811-09119

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 20            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21                           |X|

                                 --------------
                       Jackson National Separate Account V
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on April 6, 2009, pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PERSPECTIVE ADVANTAGE
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                       JACKSON NATIONAL SEPARATE ACCOUNT V



THE DATE OF THIS PROSPECTUS IS APRIL 6, 2009. Please read this prospectus before you purchase a Perspective Advantage Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advantage Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated April 6, 2009 by calling Jackson National Life Insurance Company ("JacksonSM") at (800) 873-5654 or by writing Jackson at: Annuity Service
Center, P.O. Box 30314, Lansing, Michigan 48909-7814. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


o    Individual flexible premium deferred annuity

o 2 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson (the "guaranteed fixed account options")

o    7 Guaranteed Minimum Withdrawal Benefit (GMWB) options

o A "GMWB Fixed Account" (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected) that offers a minimum interest rate that is guaranteed by Jackson, to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas

o Investment Divisions which purchase shares of the following Funds - all Class A shares (the "Funds"):

JNL SERIES TRUST


JNL INSTITUTIONAL ALT 20 FUND
JNL INSTITUTIONAL ALT 35 FUND
JNL INSTITUTIONAL ALT 50 FUND
JNL INSTITUTIONAL ALT 65 FUND
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund


JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.


IN ADDITION, THE JNL/LAZARD SMALL CAP EQUITY FUND AND THE JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND WERE PREVIOUSLY OFFERED AS FUNDS UNDER THIS CONTRACT. HOWEVER, EFFECTIVE APRIL 6, 2009, THESE FUNDS WERE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND, RESPECTIVELY, AS OUTLINED BELOW:

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-------------------------------------------------------- --------------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                  PREVIOUSLY OFFERED FUNDS

-------------------------------------------------------- --------------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

-------------------------------------------------------- --------------------------------------------------------------------
-------------------------------------------------------- --------------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund

-------------------------------------------------------- --------------------------------------------------------------------

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. IN SOME STATES, YOU MAY PURCHASE THE CONTRACT THROUGH OUR AUTOMATED ELECTRONIC TRANSMISSION/ORDER TICKET VERIFICATION PROCEDURE. ASK YOUR REPRESENTATIVE ABOUT AVAILABILITY AND THE DETAILS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.

--------------------------------------------------------------------------------

     o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

KEY FACTS.................................................................................................................... 2

FEES AND EXPENSES TABLES..................................................................................................... 5

EXAMPLE...................................................................................................................... 15


THE ANNUITY CONTRACT......................................................................................................... 15


JACKSON...................................................................................................................... 16

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT.......................................................................... 16

THE SEPARATE ACCOUNT......................................................................................................... 17

INVESTMENT DIVISIONS......................................................................................................... 17


CONTRACT CHARGES............................................................................................................. 30

DISTRIBUTION OF CONTRACTS.................................................................................................... 40

PURCHASES.................................................................................................................... 42

CONTRACT ENHANCEMENTS........................................................................................................ 44

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS................................................................................. 44

TELEPHONE AND INTERNET TRANSACTIONS.......................................................................................... 45

ACCESS TO YOUR MONEY......................................................................................................... 46

INCOME PAYMENTS (THE INCOME PHASE)........................................................................................... 138

DEATH BENEFIT................................................................................................................ 140

TAXES........................................................................................................................ 144

OTHER INFORMATION............................................................................................................ 146

PRIVACY POLICY............................................................................................................... 148

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................................................................. 150

APPENDIX A (Trademarks, Service Marks, and Related Disclosures).............................................................. A-1


APPENDIX B (Broker-Dealer Support)........................................................................................... B-1

APPENDIX C (GMWB Prospectus Examples)........................................................................................ C-1

APPENDIX D (LifeGuard Select GMWB and LifeGuard Select with Joint Option GMWB Transfer of Assets Methodology)................ D-1

APPENDIX E (Accumulation Unit Values)........................................................................................ E-1

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                                    KEY FACTS

------------------------------------------------------- -----------------------------------------------------


ANNUITY SERVICE CENTER:                                 1 (800) 873-5654 (8 a.m. - 8 p.m. ET)

            MAIL ADDRESS:                               P.O. Box 30314, Lansing, Michigan 48909-7814

            DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951


INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                         1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

            MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892

            DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                                        Attn:  IMG

HOME OFFICE:                                            1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------- -----------------------------------------------------

---------------------------------------------------------- ---------------------

THE ANNUITY CONTRACT

     The fixed and variable annuity Contract offered by Jackson provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed account, the GMWB Fixed Account and investment divisions (the "Investment Divisions")(collectively, the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

ALLOCATION OPTIONS

     Your Contract Value may be allocated to no more than 18 Investment Divisions and the guaranteed fixed account at any one time. If you elect the LifeGuard Select Guaranteed Minimum Withdrawal Benefit (GMWB) or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to the GMWB Fixed Account, which also counts against the limit of 18.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

EXPENSES

     The Contract has insurance features and investment features, and there are costs related to each.

     Jackson makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed account. During the accumulation phase, Jackson deducts a $35 annual contract maintenance charge from your Contract.

     If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.81% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."

     If you choose the optional enhanced death benefit, Jackson will deduct an additional charge equal to 0.15% of the daily value of your Contract invested in the Investment Divisions.

     If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay 0.60% of the GMWB Death Benefit. The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB. For more information, including how the GMWB Death Benefit is calculated, please see "Death Benefit."

     If you take your money out of the Contract, Jackson may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year after receipt of a premium payment, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years.

     Jackson may assess a state premium tax charge which ranges from 0% - 3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

     There are also investment charges which are expected to range from 0.58% to 2.22%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

PURCHASES

     Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

CONTRACT ENHANCEMENTS

     Each time you make a premium payment, Jackson will add an additional amount to your Contract equal to 4% of your premium payment. Jackson will not add Contract Enhancements to premium payments made within 12 months prior to a withdrawal, distribution or payment of a death benefit.


     Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Contract Value, which includes the Contract Enhancements. You will not receive any Contract Enhancement applied to your Contract within the prior twelve months under the circumstances set forth in the prospectus on page 44 under "Contract Enhancements" since charges will have been assessed against the higher amount (premium plus Contract Enhancement). It is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Contract Enhancement. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
OPTIONAL ENDORSEMENTS

     Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson's reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

ACCESS TO YOUR MONEY

     During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

INCOME PAYMENTS

     You may choose to receive regular income from your annuity. During the income phase, you have the same allocation options you had during the accumulation phase.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

DEATH BENEFIT

     If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. When you purchase your Contract, you must elect the standard death benefit or an optional death benefit. The optional enhanced death benefit cannot be selected after the Contract has been issued. LifeGuard Freedom DB may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB and as long as the optional enhanced death benefit has not already been selected. Once an optional death benefit is chosen, it cannot be canceled.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

FREE LOOK

     If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, less any Contract Enhancements applied to your Contract. This may be more or less than your original payment. If required by law, Jackson will return your premium. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

TAXES

     Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

---------------------------------------------------------- ---------------------




                            FEES AND EXPENSES TABLES

THE  FOLLOWING  TABLES  DESCRIBE  THE FEES AND  EXPENSES  THAT YOU WILL PAY WHEN
BUYING,  OWNING AND SURRENDERING  THE CONTRACT.  THE FIRST TABLE (AND FOOTNOTES)
DESCRIBES  THE FEES AND EXPENSES  THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND
SURRENDER THE CONTRACT,  RECEIVE INCOME  PAYMENTS OR TRANSFER CASH VALUE BETWEEN
ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
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====================================================================================================================================
                         OWNER TRANSACTION EXPENSES (1)

      Maximum Withdrawal Charge (2) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                                8.5%
      ------ ------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o        (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1%
               higher than the rate used in (a).
      -------------------------------------------------------------------------------------------------------------------- --------

      Transfer Charge (3) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                                      $25
      ------ ------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                                        $22.50
      -------------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

----- ----------------------------------------------------------------------------------------------------------------- -------- ---

(1)  See "Contract Charges."

(2)    Years Since Premium Payment                0      1     2    3    4     5    6    7     8    9+
       Charge                                     8.5%   8%    7%   6%   5%    4%   3%   2%    1%   0%

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(4) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery
     ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

THE NEXT TABLE  DESCRIBES THE FEES AND EXPENSES  THAT YOU WILL PAY  PERIODICALLY
DURING THE TIME THAT YOU OWN THE  CONTRACT,  NOT  INCLUDING  THE FUNDS' FEES AND
EXPENSES.

------------------------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge                                                                                   $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                                     1.50%

      Mortality And Expense Risk Charge                                                                            1.35%

      Administration Charge                                                                                        0.15%
      -------------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

      -------------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                                             1.50%
      -------------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

-- -------------------------------------------------------------------------------------------------------------------- -------- ---

-- ----------------------------------------------------------------------------------------------------------------------------- ---

     OPTIONAL  ENDORSEMENTS - A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT
     ARE AVAILABLE.  PLEASE SEE THE FOOTNOTES FOR ADDITIONAL  INFORMATION ON THE
     VARIOUS OPTIONAL ENDORSEMENT CHARGES.

     -----------------------------------------------------------------------------------------------------------------------------

     THE  FOLLOWING  OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES ARE BASED ON
     EITHER AVERAGE DAILY NET ASSET VALUE OR ON A BENEFIT BASE AND ARE INDICATED
     AS SUCH. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS
     OPTIONAL  DEATH  BENEFIT  ENDORSEMENT  CHARGES.  YOU MAY  SELECT ONE OF THE
     AVAILABLE BENEFITS LISTED BELOW:

                                          AVERAGE DAILY NET ASSET VALUE BASED CHARGES
      Enhanced Death Benefit Maximum Annual Charge                                                                         0.15%

                                                     BENEFIT BASED CHARGES


      LifeGuard Freedom DBSM Maximum Annual Charge (only available if the LifeGuard Freedom GMWB is also selected) (5)     0.60%

      -------------------------------------------------------------------------------------------------------------------- --------
      -------------------------------------------------------------------------------------------------------------------- --------

      -------------------------------------------------------------------------------------------------------------------- --------
      -----------------------------------------------------------------------------------------------------------------------------
     THE FOLLOWING OPTIONAL  ENDORSEMENT  CHARGES ARE BENEFIT BASED.  PLEASE SEE
     THE  FOOTNOTES  FOR  ADDITIONAL   INFORMATION   ON  THE  VARIOUS   OPTIONAL
     ENDORSEMENT  CHARGES.  YOU MAY SELECT ONE OF THE AVAILABLE  BENEFITS LISTED
     BELOW:

      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31,             0.75%
         2008)("SafeGuard 7 PlusSM") (6)

      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard MaxSM") (7)              0.81%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (8)                                              1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (9)                                              1.62%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008) ("MarketGuard 5(R)") (10)    0.51%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,              1.50%

         2008)("LifeGuard AdvantageSM") (11)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard          1.50%
         AscentSM") (12)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)("LifeGuard    1.71%
         Ascent With Joint Option") (13)
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB") (14)                  1.50%
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB With Joint          1.86%
         Option") (15)
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge          1.20%
         ("LifeGuard SelectSM") (16)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge    1.50%
         ("LifeGuard Select With Joint Option") (17)
      -----------------------------------------------------------------------------------------------------------------------------

----- -------------------------------------------------------------------------------------------------------------------------- ---

(5) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 14 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     For more information about the charge for the LifeGuard Freedom DB, please see "LifeGuard Freedom DB" under "Death Benefit Charges", beginning on page
     40. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 141. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 93.


(6) The charge is quarterly, currently 0.10% (0.40% annually) of the GWB, subject to a maximum annual charge of 0.75% as used in the Table. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% (0.42% annually) of the GWB, subject to a maximum annual charge of 0.75%. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 48. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(7) The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


     The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


     The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 57. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(9) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


     The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(10) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.


     The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(11) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                       5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
              ------------------ ---------------------- -----------------------
              Annual Charge             Maximum                Current
              ------------------ ---------------------- -----------------------
              ------------------ --------- ------------ ----------- -----------
              Ages    45 - 49    1.00%/4    1.02%/12     0.55%/4     0.57%/12
                      50 - 54    1.15%/4    1.17%/12     0.70%/4     0.72%/12
                      55 - 59    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                      60 - 64    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                      65 - 69    1.50%/4    1.50%/12     0.95%/4     0.96%/12
                      70 - 74    0.90%/4    0.90%/12     0.55%/4     0.57%/12
                      75 - 80    0.65%/4    0.66%/12     0.40%/4     0.42%/12
              ------------------ --------- ------------ ----------- -----------
              ------------------ ----------------------------------------------
              Charge Basis                            GWB
              ------------------ ----------------------------------------------
              ------------------ --------- ------------ ----------- -----------
              Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 70.


(12) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                            FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ ---------------------- -----------------------
             Annual Charge             Maximum                Current
             ------------------ ---------------------- -----------------------
             ------------------ --------- ------------ ----------- -----------
             Ages    45 - 85    1.50%/4    1.50%/12     0.95%/4     0.96%/12
             ------------------ ----------------------------------------------
             Charge Basis                            GWB
             ------------------ ----------------------------------------------
             ------------------ --------- ------------ ----------- -----------
             Charge Frequency   Quarterly   Monthly    Quarterly    Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 35. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 77.


(13) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                           JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
             ------------------ --------------------- --------------------------
             Annual Charge            Maximum                  Current
             ------------------ --------------------- --------------------------
             ------------------ --------- ----------- ------------ -------------
             Ages    45 - 85    1.70%/4    1.71%/12     1.15%/4      1.17%/12
             ------------------ ------------------------------------------------
             Charge Basis                             GWB
             ------------------ ------------------------------------------------
             ------------------ --------- ----------- ------------ -------------
             Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 36. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 85.


(14) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                 FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
     ---------------------------------------------------------------------
     ------------------ ------------------------ -------------------------
     Annual Charge              Maximum                  Current
     ------------------ ------------------------ -------------------------
     ------------------ ------------ ----------- ------------ ------------
     Ages    45 - 80      1.50%/4     1.50%/12     0.95%/4     0.96%/12
     ------------------ ------------ ----------- ------------ ------------
     ------------------ --------------------------------------------------
     Charge Basis                              GWB
     ------------------ --------------------------------------------------
     ------------------ ------------ ----------- ------------ ------------
     Charge Frequency    Quarterly    Monthly     Quarterly     Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 93.


(15) For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

              JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
     ---------------------------------------------------------------------
     ------------------ ------------------------ -------------------------
     Annual Charge              Maximum                  Current
     ------------------ ------------------------ -------------------------
     ------------------ ----------- ------------ ------------ ------------
     Ages    45 - 80     1.85%/4     1.86%/12      1.25%/4     1.26%/12
     ------------------ ----------- ------------ ------------ ------------
     ------------------ --------------------------------------------------
     Charge Basis                              GWB
     ------------------ --------------------------------------------------
     ------------------ ----------- ------------ ------------ ------------
     Charge Frequency   Quarterly     Monthly     Quarterly     Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page
     37. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up " beginning on page 103.


(16) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

      FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT
                              AND ANNUAL STEP-UP
     ---------------------------------------------------------------------
     ------------------ ------------------------ -------------------------
     Annual Charge              Maximum                  Current
     ------------------ ------------------------ -------------------------
     ------------------ ----------- ------------ ------------ ------------
     Ages    55 - 80     1.20%/4     1.20%/12      0.65%/4     0.66%/12
     ------------------ ----------- ------------ ------------ ------------
     ------------------ --------------------------------------------------
     Charge Basis                              GWB
     ------------------ --------------------------------------------------
     ------------------ ----------- ------------ ------------ ------------
     Charge Frequency   Quarterly     Monthly     Quarterly     Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 38. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 114. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(17) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

          JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE
                          ADJUSTMENT AND ANNUAL STEP-UP
       Annual Charge              Maximum                  Current
       Ages    55 - 80     1.50%/4     1.50%/12      0.80%/4     0.81%/12
       Charge Basis                              GWB
       Charge Frequency   Quarterly     Monthly     Quarterly     Monthly


     We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge.

     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 39. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 126.


     THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses  that  are  deducted  from  Fund  assets,   including  management  and
administration fees, 12b-1 service fees and other expenses.)

---------------------------------------------


               Minimum: 0.57%

               Maximum: 2.63%


---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------


                 Fund Operating Expenses

(AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                         ASSETS)
                                                                                                           ACQUIRED FUND  ANNUAL
                        FUND NAME                           MANAGEMENT AND    SERVICE        OTHER         FEES AND       OPERATING
                                                              ADMIN FEE A     (12B-1) FEE    EXPENSES B    EXPENSES C     EXPENSES

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL Institutional Alt 20                                         0.20%          0.00%           0.01%          0.80% E         1.01%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL Institutional Alt 35                                         0.20%          0.00%           0.01%          0.94% E         1.15%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL Institutional Alt 50                                         0.20%          0.00%           0.01%          1.10% E         1.31%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL Institutional Alt 65                                         0.20%          0.00%           0.01%          1.28% E         1.49%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/AIM Global Real Estate                                       0.86% F        0.20%           0.01%          0.01%           1.08%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/AIM International Growth                                     0.82%          0.20%           0.01%          0.04%           1.07%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/AIM Large Cap Growth                                         0.77%          0.20%           0.00%          0.01%           0.98%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/AIM Small Cap Growth                                         0.95%          0.20%           0.01%          0.01%           1.17%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Capital Guardian Global Balanced                             0.80%          0.20%           0.01%          0.01%           1.02%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Capital Guardian Global Diversified Research                 0.88%          0.20%           0.01%          0.01%           1.10%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Capital Guardian International Small Cap                     1.10%          0.20%           0.01%          0.03%           1.34%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Capital Guardian U.S. Growth Equity                          0.78%          0.20%           0.01%          0.01%           1.00%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Credit Suisse Global Natural Resources                       0.83%          0.20%           0.01%          0.01%           1.05%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Credit Suisse Long/Short                                     0.95%F         0.20%           0.41% D        0.01%           1.57%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Eagle Core Equity                                            0.75%          0.20%           0.01%          0.01%           0.97%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Eagle SmallCap Equity                                        0.82%          0.20%           0.01%          0.01%           1.04%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Franklin Templeton Founding Strategy                         0.05%          0.00%           0.01%          1.07% E         1.13%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Franklin Templeton Global Growth                             0.90%          0.20%           0.01%          0.01%           1.12%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Franklin Templeton Income                                    0.79%          0.20%           0.01%          0.01%           1.01%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Franklin Templeton Mutual Shares                             0.85%          0.20%           0.03% D        0.01%           1.09%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Franklin Templeton Small Cap Value                           0.95%          0.20%           0.01%          0.01%           1.17%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Goldman Sachs Core Plus Bond                                 0.69%          0.20%           0.01%          0.01%           0.91%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Goldman Sachs Emerging Markets Debt                          0.90%          0.20%           0.01%          0.07%           1.18%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Goldman Sachs Mid Cap Value                                  0.83%          0.20%           0.01%          0.01%           1.05%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Goldman Sachs Short Duration Bond                            0.54%          0.20%           0.00%          0.02%           0.76%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/JPMorgan International Value                                 0.81%          0.20%           0.00%          0.00%           1.01%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/JPMorgan MidCap Growth                                       0.80%          0.20%           0.02%          0.01%           1.03%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/JPMorgan U.S. Government & Quality Bond                      0.55%          0.20%           0.01%          0.02%           0.78%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Lazard Emerging Markets                                      1.06%          0.20%           0.02%          0.01%           1.29%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Lazard Mid Cap Equity                                        0.82%          0.20%           0.00%          0.01%           1.03%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/M&G Global Basics                                            1.00%          0.20%           0.04%          0.03%           1.27%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/M&G Global Leaders                                           1.00%          0.20%           0.03%          0.03%           1.26%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management European 30                        0.57%          0.20%           0.07%          0.02%           0.86%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Pacific Rim 30                     0.57%          0.20%           0.05%          0.02%           0.84%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management S&P 500 Index                      0.38%          0.20%           0.02%          0.01%           0.61%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%          0.20%           0.02%          0.00%           0.61%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Small Cap Index                    0.39%          0.20%           0.02%          0.00%           0.61%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management International Index                0.44%          0.20%           0.01%          0.00%           0.65%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Bond Index                         0.40%          0.20%           0.01%          0.00%           0.61%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Index 5                            0.05%          0.00%           0.01%          0.62% E         0.68%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management 10 x 10                            0.05%          0.00%           0.01%          0.63% E         0.69%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Oppenheimer Global Growth                                    0.84%          0.20%           0.02%          0.00%           1.06%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PAM Asia ex-Japan                                            1.05% F        0.20%           0.01%          0.05%           1.31%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PAM China-India                                              1.10% F        0.20%           0.08%          0.08%           1.46%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PIMCO Real Return                                            0.60%          0.20%           0.01%          0.00%           0.81%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PIMCO Total Return Bond                                      0.60%          0.20%           0.01%          0.00%           0.81%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PPM America Core Equity                                      0.75%          0.20%           0.01%          0.00%           0.96%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PPM America High Yield Bond                                  0.58%          0.20%           0.01%          0.03%           0.82%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PPM America Mid Cap Value                                    0.85%          0.20%           0.01%          0.02%           1.08%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PPM America Small Cap Value                                  0.85%          0.20%           0.01%          0.02%           1.08%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/PPM America Value Equity                                     0.65%          0.20%           0.01%          0.00%           0.86%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Red Rocks Listed Private Equity                              1.00%          0.20%           0.02%          1.41%           2.63%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Select Balanced                                              0.57%          0.20%           0.01%          0.01%           0.79%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Select Money Market                                          0.36%          0.20%           0.01%          0.00%           0.57%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Select Value                                                 0.63%          0.20%           0.00%          0.01%           0.84%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/T. Rowe Price Established Growth                             0.69%          0.20%           0.01%          0.01%           0.91%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/T. Rowe Price Mid-Cap Growth                                 0.81%          0.20%           0.01%          0.02%           1.04%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/T. Rowe Price Value                                          0.75%          0.20%           0.01%          0.01%           0.97%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Managed Conservative                                     0.18%          0.00%           0.01%          0.85% E         1.04%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Managed Moderate                                         0.17%          0.00%           0.01%          0.88% E         1.06%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Managed Moderate Growth                                  0.15%          0.00%           0.01%          0.93% E         1.09%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Managed Growth                                           0.15%          0.00%           0.01%          0.97% E         1.13%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Managed Aggressive Growth                                0.17%          0.00%           0.01%          0.98% E         1.16%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Retirement Income                                        0.18%          0.00%           0.01%          0.88% E         1.07%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Retirement 2015                                          0.18%          0.00%           0.01%          0.93% E         1.12%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Retirement 2020                                          0.18%          0.00%           0.01%          0.95% E         1.14%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Retirement 2025                                          0.18%          0.00%           0.01%          0.97% E         1.16%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Disciplined Moderate                                     0.18%          0.00%           0.01%          0.66% E         0.85%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Disciplined Moderate Growth                              0.18%          0.00%           0.01%          0.66% E         0.85%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Disciplined Growth                                       0.18%          0.00%           0.01%          0.65% E         0.84%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Competitive Advantage                                    0.50%          0.20%           0.01%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Dividend Income & Growth                                 0.50%          0.20%           0.01%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Intrinsic Value                                          0.50%          0.20%           0.01%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P Total Yield                                              0.50%          0.20%           0.01%          0.01%           0.72%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/S&P 4                                                        0.05%          0.00%           0.01%          0.72% E         0.78%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Nasdaq(R) 25                       0.48% F        0.20%           0.05%          0.00%           0.73%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Value Line(R) 30                   0.43%          0.20%           0.16%          0.00%           0.79%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management DowSM Dividend                     0.44% F        0.20%           0.03%          0.00%           0.67%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management S&P(R) 24                          0.49% F        0.20%           0.02%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management 25                                 0.44%          0.20%           0.01%          0.00%           0.65%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Select Small-Cap                   0.44%          0.20%           0.01%          0.00%           0.65%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management JNL 5                              0.42%          0.20%           0.02%          0.00%           0.64%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management VIP                                0.44% F        0.20%           0.04%          0.00%           0.68%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management JNL Optimized 5                    0.44%          0.20%           0.06%          0.00%           0.70%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management S&P(R) SMid 60                     0.49% F        0.20%           0.01%          0.01%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management NYSE(R) International 25           0.53% F        0.20%           0.05%          0.00%           0.78%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Communications Sector              0.49% F        0.20%           0.04%          0.00%           0.73%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Consumer Brands Sector             0.49% F        0.20%           0.03%          0.00%           0.72%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Financial Sector                   0.48% F        0.20%           0.03%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Healthcare Sector                  0.46% F        0.20%           0.03%          0.00%           0.69%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Oil & Gas Sector                   0.44%          0.20%           0.03%          0.00%           0.67%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------
---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------

JNL/Mellon Capital Management Technology Sector                  0.48% F        0.20%           0.03%          0.00%           0.71%

---------------------------------------------------------- ------------------ ------------- -------------- --------------- ---------



A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested
     Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F    The management/administrative fee reflects a contract amendment.


                               EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The following example includes the maximum Fund fees and expenses and the cost if you select the optional LifeGuard Freedom DB death benefit and the LifeGuard Freedom GMWB guaranteed minimum withdrawal benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 YEAR              3 YEARS           5 YEARS          10 YEARS
----------------- ---------------- ---------------- ---------------- -----------

$709                $1,918             $3,091           $5,892


If you annuitize at the end of the applicable time period:


1 YEAR*             3 YEARS            5 YEARS          10 YEARS
$709                $1,918             $3,091           $5,892


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:


1 YEAR              3 YEARS            5 YEARS          10 YEARS
$624                $1,848             $3,041           $5,892


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.


CONDENSED FINANCIAL INFORMATION. The information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an accumulation unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson is a Contract between you, the Owner, and Jackson, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to a guaranteed fixed account, GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected) and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. We will not issue a Contract to someone older than age 80.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

In addition to the guaranteed fixed account options, there is a GMWB Fixed Account. The GMWB Fixed Account is available ONLY in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. For more information regarding the GMWB Fixed Account, please see below.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer a higher return than the guaranteed fixed account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the Owner, you can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date, but Jackson will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts.

                                     JACKSON

Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson is working to provide documentation electronically. When this program is available, Jackson will, as permitted, forward documentation electronically. Please contact Jackson at our Annuity Service Center for more information.

               THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE GUARANTEED FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN JACKSON'S GENERAL ACCOUNT. THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT.

THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.


For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 114. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 126.


                              THE SEPARATE ACCOUNT

The Jackson National Separate Account V was established by Jackson on September 25, 1998, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The Separate Account is a "Separate Account" under state insurance law and under a unit investment trust under federal securities laws and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson and the obligations under the Contracts are obligations of Jackson. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson may issue.

The Separate Account is divided into Investment Divisions. Jackson does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

JNL  Institutional  Alt
20 JNL Institutional Alt
35 JNL Institutional Alt
50 JNL Institutional Alt 65

JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital Management Index 5
JNL/Mellon Capital Management 10 x 10
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL/S&P Retirement Income
JNL/S&P Retirement 2015
JNL/S&P Retirement 2020
JNL/S&P Retirement 2025
JNL/S&P Disciplined Moderate
JNL/S&P Disciplined Moderate Growth
JNL/S&P Disciplined Growth
JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------


JNL INSTITUTIONAL ALT 20 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 35 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 50 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL INSTITUTIONAL ALT 65 FUND
     Jackson National Asset Management, LLC

          Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

--------------------------------------------------------------------------------
JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

--------------------------------------------------------------------------------
JNL/EAGLE SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND

     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)


          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

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JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

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JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

          Seeks capital  appreciation  by initially  allocating in the following
          Funds:

          >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  S&P 400 MidCap Index
               Fund;
          >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  International  Index
               Fund; and
          >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation and income by initially allocating in the following Funds:

          >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

--------------------------------------------------------------------------------

JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

--------------------------------------------------------------------------------

JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------

JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)


          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion.. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


--------------------------------------------------------------------------------
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-advisor regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

          Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

          Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

          Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

          Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
          500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

          >>   25% in JNL/S&P Competitive Advantage Fund; and
          >>   25% in JNL/S&P Dividend Income & Growth Fund; and
          >>   25% in JNL/S&P Intrinsic Value Fund; and
          >>   25% in JNL/S&P Total Yield Fund.

--------------------------------------------------------------------------------

ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's standard death benefit and under certain optional features, specifically any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates, such as an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:

          >>   The DowSM Dividend Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.


--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.


VOTING RIGHTS. To the extent required by law, Jackson will obtain from you and other Owners of the Contracts, instructions as to how to vote when the Fund solicits proxies in conjunction with a vote of shareholders. When Jackson receives instructions, we will vote all the shares Jackson owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. Jackson may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE CHARGE. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson assumes arise from our obligations under the Contracts:


     * to make income payments for the life of the annuitant during the income phase;

     *    to waive the withdrawal charge in the event of your death; and

     * to provide both a standard and enhanced death benefits prior to the Income Date.

The expense risk that Jackson assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the guaranteed fixed account options, and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value.

Jackson will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to each transfer in excess of 15 in a Contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs and Earnings Sweep or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:


     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a withdrawal charge.

You will incur a withdrawal charge when you withdraw:

     *    premiums which have been in your Contract for nine years or less.

You will not incur a withdrawal charge when you withdraw:


     * earnings (excess of your Contract Value allocated to the Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account over your remaining premiums allocated to those accounts);

     * during each Contract Year 10% of the value of your Contract less any previous withdrawals during that Contract Year (required minimum distributions will be counted as part of this amount)("Free Withdrawal").

The withdrawal charge starts at 8.5% in the first year that a premium is in your Contract, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years. The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson treats withdrawals as coming from earnings first, then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owners' death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson may waive the withdrawal charge on amounts you transfer from your Contract to another Contract issued by us to you. The amounts that you transfer may be subject to new withdrawal charges or other fees under the other Contract.

Jackson may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson and a prospective purchaser. Jackson may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of its affiliates.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. If you select the 7% GMWB, in most states you will pay 0.10% of the GWB each calendar quarter (0.40% annually). But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% of the GWB (0.42% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 48.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 51.)

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually in all states offering this benefit. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 48. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 52. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 57.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 61.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 57. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 65.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 61. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 69.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).


We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 66. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 70. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the annuitant's age. (With joint annuitants, the charge is based on the older annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74        0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80        0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 76.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 70. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 70. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 84.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 77. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 85.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 92.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 85. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 85. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 103.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "LIFEGUARD FREEDOM DB" UNDER "DEATH BENEFIT CHARGES", BEGINNING ON PAGE 40 FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 103.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 114.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 103. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 103. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 114.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 114.

Quarterly charges are pro rata deducted over each applicable Investment Division, the guaranteed fixed account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 125.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
114. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 114. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 126.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 126.

Quarterly charges are pro rata deducted over each applicable Investment Division, the guaranteed fixed account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 137.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 126. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 126. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 48 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


DEATH BENEFIT CHARGES. There is no additional charge for the Contract's standard death benefit. However, for an additional charge, you may select an available optional death benefit in place of the standard death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

     If you elect the optional ENHANCED DEATH BENEFIT when you purchase your Contract, Jackson will deduct an optional enhanced death benefit charge from your Contract. This charge, on an annual basis, equals 0.15% of the daily value of your Contract invested in the Investment Divisions. This charge is for the mortality risks that we assume in connection with the optional Enhanced Death Benefit.


     If you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT QUARTER AT THE RATE OF 0.95% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 141. For more information about the charges for LifeGuard Freedom GMWB, please see page 37, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 93.


     We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

OTHER EXPENSES. Jackson pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 13.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points. (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

A.G. Edwards & Sons, Inc.
Centaurus Financial, Inc.
Commonwealth Financial Network
FSC Securities Corporation
Hantz Financial Services, Inc.
Intersecurities, Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
Lincoln Financial Securities Corporation
LPL Financial Corporation
National Planning Corporation
Next Financial Group, Inc.
Raymond James & Associates, Inc.
Royal Alliance Associates, Inc.
Securities America, Inc.
SII Investments, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
WaMu Investments, Inc.
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:


     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

     *    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     *    $500

     *    $50 under the automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson will allocate additional premiums in the same way unless you tell us otherwise.


There may be more than 18 variable options available under the Contract; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed account and the GMWB Fixed Account during the life of your Contract. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 114.) For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 126.


Jackson will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson is unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson offers a Capital Protection Program that a Contract Owner may request at issue. Under this program, Jackson will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal, at the end of a selected period of 1 or 5 years, your total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the five-year guaranteed period was 4.50% per year. We would allocate $8,025 to that guarantee period because $8,025 would increase at that interest rate to $10,000 after five years, assuming no withdrawals are taken. The remaining $1,975 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any asset-based charges, optional enhanced death benefit charge, and any other charges such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make an allocation to an Investment Division, Jackson credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson's business day by dividing the amount of the premium and/or Contract Enhancement allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                              CONTRACT ENHANCEMENTS

Each time you make a premium payment, Jackson will add an additional amount to your Contract. This Contract Enhancement will equal 4% of your premium payment. Jackson will allocate the Contract Enhancement to the guaranteed fixed account and/or Investment Divisions in the same proportion as the premium payment.

You will not receive any Contract Enhancement applied to your Contract within the prior twelve months when:

     *    you return your Contract within the free look period;

     *    Jackson pays a death benefit under your Contract;

     *    you make a partial or full withdrawal or receive a distribution; or

     *    Jackson pays a benefit under a rider or an endorsement.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement described above.

Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the guaranteed fixed account options and an Investment Division must occur prior to the Income Date. Transfers from the guaranteed fixed account options will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the guaranteed fixed account options, or when we impose special transfer requirements on the guaranteed fixed account options. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the guaranteed fixed account options. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:


     *    limiting the number of transfers over a period of time;

     *    requiring a minimum time period between each transfer;

     * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the Jackson website, or through other means to Jackson shall be deemed authorization by you for Jackson to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify Jackson, please call us at the Annuity Service Center. Our contact information is at the beginning of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson at the time and date stated on the electronic acknowledgement Jackson returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:


     *    by making either a partial or complete withdrawal,

     *    by electing the systematic withdrawal program,

     *    by electing a Guaranteed Minimum Withdrawal Benefit, or

     *    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable excess interest adjustment.


For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 31.


Your withdrawal request must be in writing. Jackson will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, guaranteed fixed account options and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the guaranteed fixed account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the guaranteed fixed account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 144.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:



     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 103 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 126.)


     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 95 under a non-qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued BEFORE APRIL 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.


Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 145 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal;

     *    the GWB after the partial withdrawal; or

     *    7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    7% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- ---- -----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

CONVERSION. You may convert this 7% GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.


There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.


Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:


     *    The Owner's (or any joint Owner's) death;

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premiumtaxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
      0 - 74                  7%
     75 - 79                  8%
     80 - 84                  9%
       85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal.
---- -- ----------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

     *    Contract Value after the withdrawal; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     *    The GAWA before the withdrawal; OR

     *    The GWB after the withdrawal; OR

     *    The  GAWA  percentage  multiplied  by the  Contract  Value  after  the withdrawal.
---- -- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- ---------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA is recalculated, equaling the lesser of:

     *    THE GAWA BEFORE THE PAYMENT; OR

     *    The GWB after the payment.

--- -- ------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     *    5% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:


     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:


     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     *    6% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


--------------------------------------------------------------------------------
REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 6% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     *    5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

--------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2007  and  2008  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted- whichever occurs first.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITHOUT STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit.
Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

---------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
---------------------------------------------------------------------------

----------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA equals 5% of the GWB.
----------------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

          *    The total amount of the current partial withdrawal, OR

          * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     *    Contract Value after the withdrawal; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     *    5% of the Contract Value after the withdrawal; OR

     *    The greater of 5% of the GWB after the withdrawal, or zero.
- ---- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

     *    5% of the premium net of any applicable premium taxes; OR

     *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    5% of the new GWB; OR

     *    The GAWA before the Step-Up.
-- --- ------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:


* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

* The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

* The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------

CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

---------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
---------------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
-- --- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
-- --- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     *    Contract Value after the withdrawal; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
-- --- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal beneficiary upon the death of the original Owner.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary beneficiary and all other beneficiaries will be treated as contingent beneficiaries. The For Life Guarantee will not apply to these contingent beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal beneficiary will become the Owner upon Spousal Continuation and he or she may name a beneficiary; however, that beneficiary is not considered a Covered Life. Likewise, if the primary spousal beneficiary dies first, the Owner may name a new beneficiary; however, that beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
------------------------------------------------------------------------

------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
------------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 59                  4%
     60 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

     *    Contract Value after the withdrawal; OR

     * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

     * The GAWA percentage multiplied by the Contract Value after the withdrawal; OR

     *    The GAWA percentage multiplied by the GWB after the withdrawal.
- ---- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


PREMIUMS.

-------------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- ---- -----------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 85 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
- ---- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of the Owner (or either joint Owner), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

* The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
------------------------------------------------------------------

------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-----------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
-------- -- -----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-----------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     THE GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
-------- -- -----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     o The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

---------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

     * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
--- --- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
--- --- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     *    The GWB adjustment provision is void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

     In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

* If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

*    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

*    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
--------------------------------------------------------------------------------

CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.


With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

Please note that LifeGuard Freedom DB may be available upon conversion from the earlier version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 10 FOR THE FOR LIFE GUARANTEES AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
-------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 62                  4%
     63 - 74                  5%
     75 - 80                  6%
       81+                    7%

IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     45 - 74                  5%
     75 - 80                  6%
       81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

--------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
----- --- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

--------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

          o    The GWB after the withdrawal.
----- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

------------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

---------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

     * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
--- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  104  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

     * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

     * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

* Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

     In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

*    Conversion of this GMWB (if conversion is permitted);

* The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

* The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

* If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

*    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

*    The tenth Contract Anniversary after the effective date of the endorsement;

* The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

*    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
--------------------------------------------------------------------------------

CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

          The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

          For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
----------------------------------------------------------------------

----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
----------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life
Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).


     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
- ---- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.
- ---- ------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
- ---- ------------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
- ---- ------------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the GWB Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
- ---- ------------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
- ---- ------------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's standard death benefit or the optional death benefit. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix D. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/guaranteed fixed account option in proportion to their current value. Transfers from guaranteed fixed account options will be subject to an excess interest adjustment, if applicable. There is no excess interest adjustment on transfers from the GMWB Fixed Account.

Generally,  automatic  transfers  to the GMWB Fixed  Account  from your  elected
Investment Divisions/guaranteed fixed account options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix D for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix C. Please also see the Transfer of Assets Methodology in Appendix D, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/guaranteed fixed account option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and guaranteed fixed account options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
- ---- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     * The GMWB death benefit is void and will not be included in the continuation adjustment.

     *    The GWB adjustment provision is void.

     *    The Bonus provision is void.

     * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * The Liability factors for the transfer of assets formulas (see Appendix D) will continue to be based on the duration since the effective date of the GMWB endorsement.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

*    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

     * The GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:


* The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

               * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus  provision is terminated  when this GMWB is terminated or if this
GMWB  is  continued  through  Spousal  continuation  of  a  Contract;   Contract
Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------

CONVERSION. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:


     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

       Ages             GAWA Percentage
------------------- ------------------------
------------------- ------------------------
     55 - 74                  5%
     75 - 84                  6%
       85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the withdrawal less the withdrawal; OR

     *    Zero.

     The GAWA:

     *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     *    Is   recalculated,   equaling  the  lesser  of  the  GAWA  before  the
          withdrawal, or the GWB after the withdrawal.
---- ---- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

     * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.

     The GAWA is recalculated as follows:

     * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

     * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

          o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

          o    The GWB after the withdrawal.
---- ---- --------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

          *    The total amount of the current partial withdrawal, OR

          * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 144.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins
     (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are NOT considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

* The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

* The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

* On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

* With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

* With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
--- -- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

     *    The GAWA percentage multiplied by the new GWB, OR

     *    The GAWA prior to Step-Up.

---- -- --------------------------------------------------------------------
The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

     * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     *    The GMWB death benefit before the withdrawal less the withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

     * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

     *    Zero.
---- -- -----------------------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's standard death benefit or the optional death benefit. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix D. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/guaranteed fixed account option in proportion to their current value. Transfers from guaranteed fixed account options will be subject to an excess interest adjustment, if applicable. There is no excess interest adjustment on transfers from the GMWB Fixed Account.

Generally,  automatic  transfers  to the GMWB Fixed  Account  from your  elected
Investment Divisions/guaranteed fixed account options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix D for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix C. Please also see the Transfer of Assets Methodology in Appendix D, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/guaranteed fixed account options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and guaranteed fixed account options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

     *    The GWB before the payment less the payment; OR

     *    Zero.

     The GAWA:

     *    Is unchanged SO LONG AS THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

     * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
--- -- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

* Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

          If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

     * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

     * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

          If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

     * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

     * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

          If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * The Liability factors for the transfer of assets formulas (see Appendix D) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

     * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

     * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

* Continue the Contract WITHOUT this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.

     * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

     * The GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

* Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 143.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

* The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

*    The Income Date;

* The date of complete withdrawal of Contract Value (full surrender of the Contract);

*    Conversion of this GMWB (if conversion is permitted);

*    The date of the  Owner's  death  (or the first  Owner's  death  with  joint
     Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

* The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

* The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL

CONSIDERATIONS" BEGINNING ON PAGE 47 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


*    How the bonus is calculated;

* What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

*    For how long the bonus is available; and

*    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

*    WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

* WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

     * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

* WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

* WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

* The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

*    The date the Contract Value is zero.

* The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

*    The GWB is recalculated, increasing by 7% of the Bonus Base.

*    If  the  Bonus  is  applied  after  the  first  withdrawal,   the  GAWA  is
     recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------

CONVERSION. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB with Joint Option is irrevocable. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to a withdrawal charge and an excess interest adjustment.

If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson may be required to suspend or delay withdrawals or transfers from an Investment Division when:

* the New York Stock Exchange is closed (other than customary weekend and holiday closings);

*    trading on the New York Stock Exchange is restricted;

* an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

*    the SEC, by order, may permit for the protection of Owners.

The applicable rules and regulations of the SEC will govern whether the conditions in (b) and/or (c) exist.

Jackson has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account and the GMWB Fixed Account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the date on which those payments begin. You can choose the Income Date and an income option.


INCOME DATE. The Income Date must be at least one year after your Contract is issued. You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 95th birthday under a non-qualified Contract (90th birthday, unless otherwise approved by the Company, if your Contract was issued BEFORE APRIL 6, 2009), or by such earlier date as required by the applicable qualified plan, law or regulation. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

INCOME OPTIONS. You may elect to receive a single sum or you may elect one of the income options described below. A single sum distribution may be deemed to be a withdrawal. If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments. You can change your income option at any time before the Income Date. You must give us 7 days notice.

The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the Owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. At the time you elect this option, you may choose whether the payments to the survivor will continue at the full rate or at two-thirds or one-half of the full rate.

OPTION 3 - Life Annuity With 120 or 240 Monthly Guaranteed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment. ADDITIONAL OPTIONS - Other income options may be made available by Jackson.

                                  DEATH BENEFIT

The Contract has a death benefit, namely the standard death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus.

The optional enhanced death benefit cannot be selected after the Contract has been issued. LifeGuard Freedom DB may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB and as long as the optional enhanced death benefit has not already been selected. Once an optional death benefit is chosen, it cannot be canceled.

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the standard death benefit unless you have selected an optional death benefit. If you have an optional death benefit, the difference between the account value and the optional death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at Home Office in Lansing, Michigan. From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. The investment risk is borne by the beneficiary(ies).

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting the death benefits in combination with a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

STANDARD DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson may limit permissible joint Owners to spouses.

     The standard death benefit equals the greater of:

     1.   current Contract Value;

          a. less any Contract Enhancement applied within the 12 months prior to your death.

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less Contract charges and fees,

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death.

OPTIONAL DEATH BENEFITS. Optional death benefits are available but because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's standard death benefit before selecting an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

     ENHANCED DEATH BENEFIT. The enhanced death benefit is equal to the greatest of:

     1.   the standard death benefit;

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less Contract charges and fees,

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

     3.   the Contract Value at the end of the 7th Contract year;

          a.   plus all premiums made since the 7th year,

          b.   less withdrawals,

          c.   less withdrawal charges,

          d.   less Contract charges and fees,

          e.   less premium taxes, and

          f. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

The enhanced death benefit under 2 or 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and fees, withdrawal charges, and premium taxes.


LIFEGUARD FREEDOM DB. During the accumulation phase of your Contract, the LifeGuard Freedom DB is equal to the greatest of:


     (a)  The Contract's standard death benefit (see the description above); or

     (b)  The GMWB Death Benefit


The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance
(GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected. In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB. (For information about conversion privileges under LifeGuard Freedom GMWB, please see "Conversion" beginning on page 103.)


At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.


For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 93.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments. If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable. However, if the Income Date is on the date the Owner attains age of 95 (which is the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

     * LIFE INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

     * SPECIFIED PERIOD INCOME OF THE GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner's death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

          If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

     * LIFE INCOME. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     * JOINT AND SURVIVOR. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus
          (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.

     * LIFE ANNUITY WITH AT LEAST 120 OR 240 MONTHLY PAYMENTS. If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant's death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

          (a)  = the GMWB Death Benefit on the Income Date; and

          (b)  = the Contract Value on the Income Date.


PAYOUT OPTIONS. The death benefit can be paid under one of the following death benefit options:

     *    single lump sum payment; or

     *    payment of entire death  benefit  within 5 years of the date of death;
          or

     * payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these payout options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner die on or after the Income Date, and you are not the annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT BEFORE THE INCOME DATE. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you become the new annuitant. You may name a new annuitant, subject to our underwriting rules. However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

DEATH OF ANNUITANT ON OR AFTER THE INCOME DATE. If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT. CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.


EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


DEATH BENEFITS. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT.  An  assignment  of a Contract  will  generally be a taxable  event.
Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 Allocation Options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have Jackson automatically reallocate your Contract Value among Investment Divisions and the 1-year guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

Jackson does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson within 20 days after receiving it. Jackson will return the Contract Value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account. We will determine the Contract Value in the Investment Division as of the date we receive the Contract from you or the date you return it to the selling agent. Jackson will return premium payment where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson may advertise several types of performance for the Investment Divisions.


     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the annual contract maintenance charge and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson.


LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or non-affiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. WE HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

-----------------------------------------------------------------------------------------------------------

QUESTIONS. IF YOU HAVE QUESTIONS ABOUT YOUR CONTRACT, YOU MAY CALL OR WRITE TO
US AT:


   o      Annuity Service Center:  (800) 873-5654        (8 a.m. - 8 p.m. ET)
                                                         P.O. Box 30314,
                                                         Lansing, Michigan 48909-7814


   o      Institutional Marketing Group Service Center:  (800) 777-7779 (8 a.m. - 8 p.m. ET)
                                                         P.O. Box 30392, Lansing, Michigan 48909-7892
--------- -------------------------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION



General Information and History.............................................2

Services....................................................................5

Purchase of Securities Being Offered........................................6

Underwriters................................................................6

Calculation of Performance..................................................6

Additional Tax Information..................................................8

Annuity Provisions..........................................................18

Net Investment Factor.......................................................19

Condensed Financial Information.............................................20

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                                   APPENDIX A
               TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.


--------------------------------------------------------------------------------


"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management DowSM 10 Fund;
JNL/Mellon Capital Management DowSM Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon Capital Management Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

* DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON
          CAPITAL  MANAGEMENT  HEALTHCARE  SECTOR FUND, THE  JNL/MELLON  CAPITAL
          MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL
          MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------



Goldman Sachs is a registered service mark of Goldman, Sachs & Co.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------


Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   APPENDIX B

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.                   Capital Analysts, Inc.                       Essex National Securities
1st Global Capital Corp.                       Capital City Securities                      Feltl & Company
Abbott Bennett Group LLC                       Capital Financial Group                      Ferris Baker Watts, Inc.
A.G. Edwards & Sons, Inc.                      CCF Investments, Inc.                        FFP Securities, Inc.
Acorn Financial                                CCO Investment Services Corp.                Fifth Third Securities
Advantage Capital Corp.                        Centennial Securities Company                Financial Network Investment
Advisors Marketing, Inc.                       Centaurus Financial, Inc.                    First Allied Securities, Inc.
AIG Financial Advisors                         Century Securities                           First Brokerage America
Allegiant Securities                           CFD Investments, Inc.                        First Heartland Capital, Inc.
American General Securities                    Chevy Chase Securities                       First Independent Financial
American Investors Company                     Choice Investments, Inc.                     First Merit Insurance Agency
American Portfolios Financial                  Colonial Brokerage                           FNB Brokerage Services
Ameriprise Advisor Services                    Colonial Financial Services                  Fortune Financial Services
Ameritas Investment Corp.                      Colonial Investments Services                Founders Financial Securities
Apple Tree Investments                         Commonwealth Financial Network               Fox & Company Investments, Inc.
Askar Corp.                                    Community Bankers Securities                 FSC Securities Corp.
Associated Securities Corp.                    Comprehensive Asset Management, Inc.         FTC Methods Inc.
AXA Advisors, LLC                              Coordinated Capital Securities               G.A. Repple and Company
BancWest Investment Services                   Countrywide Investment Services              G.W. Sherwold Associates, Inc.
BB&T Investment Services Inc.                  Crowell, Weedon & Company                    GBA Financial Group, LLC
BCG Securities                                 Crown Capital Securities L.P.                Geneos Wealth Management, Inc.
Bentley Lawrence Securities                    CUE Financial Group, Inc.                    GF Investment Services
Berthel Fisher & Company Financial Services    CUNA Brokerage Services, Inc.                GLP Investment Services
BFT Financial                                  CUSO Financial Services                      Great American Advisors, Inc.
BOSC, Inc.                                     Cutter and Company                           Great Nation Investment Corp.
Brecek & Young Advisors, Inc.                  D.A. Davidson & Company                      Great Southern Investments
Brewer Financial Services                      Dunwoody Brokerage Services, Inc.            Gunn Allen Financial, Inc.
Broad Street Securities                        E Planning Securities, Inc.                  GWN Securities, Inc.
Broker Dealer Financial                        Economy Securities, Inc.                     H D Vest Investment Securities
Brookstone Securities                          EDI Financial, Inc.                          H&R Block Financial Advisors
Bueter & Company, Inc.                         Ensemble Financial Services                  H. Beck, Inc.
Cadaret, Grant & Company                       Equable Securities Corp.                     Hantz Financial Services, Inc.
Calton & Associates, Inc.                      Equitas America                              Harbour Investment, Inc.
Cambridge Investment Research                  Equity Services, Inc.                        Harger & Company
Cantella & Company                             ESI Financial                                Harold Dance Investments








Harvest Capital                               Lasalle St Securities LLC                      O.N. Equity Sales Company
Hazard & Siegel, Inc.                         Legend Equities Corp.                          OneAmerica Securities
HBW Securities                                Leigh Baldwin & Company, LLC                   Oppenheimer & Company
Heim, Young & Associates, Inc.                Lesko Securities, Inc.                         P.T. Bloyd & Associates
Hornor Townsend & Kent, Inc.                  Liberty Partners Financial                     Pacific West
Huckin Financial Group, Inc.                  Life Investors Financial                       Packerland Brokerage Services
Huntington Investment Company                 Lincoln Financial Securities Corp.             Park Avenue Securities
IMS Securities                                LPL Financial Corporation                      Paulson Investment Company
Independent Financial Group                   Madison Ave Securities                         Peak Securities
Infinex Investments                           Main Street Securities                         Pension Planners Securities
ING Financial                                 Medallion Investment Services Inc.             Peoples Securities
Institutional Securities Corp.                Merrimac Corporate Securities Inc.             Planmember Securities
InterCarolina Financial Services              Metlife Securities                             Prime Capital Services Inc.
Intersecurities, Inc.
Intervest International                       Michigan Securities Inc.                       Prime Financial Services
Invest Financial Corp.                        Mid Atlantic Securities Inc.                   Primevest
Investacorp, Inc.                             Milkie/Ferguson Investments                    Pro Equities, Inc.
Investment Center, Inc.                       MML Investors Services Inc.                    Professional Asset Management
Investment Centers of America, Inc.           Money Concepts Capital Corp.                   Prospera Financial Services, Inc.
Investment Professionals, Inc.                Moors & Cabot Inc.                             Purshe Kaplan Sterling
Investors Capital Corp.                       Morgan Keegan & Company                        Qa3 Financial Corp.
J P Turner & Company, LLC                     Morgan Peabody, Inc.                           Questar Capital Corp.
J.J.B. Hilliard, W.L. Lyons, LLC              Multi-Financial Securities Corp.               R.L. Harger & Associates Inc.
J.W. Cole Financial, Inc.                     Mutual Service Corp.                           Raymond James & Associates, Inc.
Janney Montgomery Scott, LLC                  National Planning Corporation                  RBC Capital Markets Corp.
Jefferson Pilot Securities Corp.              National Securities Corp.                      RC Dunwoody & Associates Inc.
John James Investments, Inc.                  New England Securities                         Regal Securities Inc.
Kalos Capital, Inc.                           Newbridge Securities Corp.                     Resource Horizons Group
KCD Financial                                 Next Financial Group, Inc.                     Riderwood Group
Key Investments                               NFP Securities, Inc.                           River Stone Wealth Management
KMS Financial                                 North Atlantic Securities LLC                  RNR Securities LLC
Koehler Financial, LLC                        North Ridge Securities Corp.                   Robert W Baird & Company, Inc.
Kovack Securities, Inc.                       NYLife Securities LLC                          Roche Securities Sales
Labrunerie Financial, Inc.
Landolt Securities, Inc.


Royal Alliance Associates, Inc.             Triune Capital Advisors
Sammons Securities Company, Inc.            Trustmont Financial Group
Schlitt Investor Services, Inc.             UBS Financial Services, Inc.
Scott & Stringfellow, Inc.                  UnionBanc Investment Services LLC
Securian Financial Services                 United Equity Securities
Securities America, Inc.                    United Planners Financial
Securities Service Network                  USA Advanced Planners, Inc.
Sicor Securities, Inc.                      USA Financial Securities Corp.
Sigma Financial Corp.                       UVEST Corp.
Signator Investors, Inc.                    Valmark Securities, Inc.
SII Investments, Inc.                       Vanderbilt Securities LLC
Sorrento Pacific                            VSR Financial Services, Inc.
South West Securities Financial Services,   Wachovia Securities LLC
  Inc.
Spectrum Capital                            Wall Street Financial Group
Spire Securities LLC                        Walnut Street Securities
Stanford Group Company                      WaMu Investments, Inc.
Sterne Agee Financial Services              Waterstone Financial Group
Stifel Nicolaus & Company                   Webster Investments
Strategic Financial Alliance                Wedbush Morgan Securities
Summit Alliance Securities LLC              Western Equity Group
Summit Brokerage Services, Inc.             Western International Securities, Inc.
Summit Equities Inc.                        Wilmington Brokerage Services
Sunset Financial Services, Inc.             Woodbury Financial Services, Inc.
Syndicated Capital Inc.                     Workman Securities Corp.
Synergy Investment Group                    World Equity Group, Inc.
TFS Securities Inc.                         World Financial Group
The Leaders Group                           World Group Securities, Inc.
Thomas McDonald Partners                    WRP Investments, Inc.
Thrivent Investment Management              Wunderlich Securities
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.


                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

|X|  Example 1a: If the GMWB is elected at issue:

     Your initial GWB is $100,000, which is your initial Premium payment.

     Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

|X| Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted:

     Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

     Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

     - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is set equal to your GWB at the time of election.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

     If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

|X| If at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

|X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

|X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

     Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

     Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

|X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

     Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

     Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

|X|  Notes:

     If your endorsement contains a varying benefit percentage:

     - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

     - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

     If  your  endorsement  includes  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

     - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

     - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

     Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

     Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

     Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

     Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

     If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced. In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

|X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000
          - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

     - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 -
          $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of
          1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

     - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

     Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1
          - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

     - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

     Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
          $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of
          1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

     - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

     - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

          o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

          o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

          o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or
               2) your GWB following the step-up ($200,000). - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

|X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

     - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

     If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

     If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

     - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

|X|  Notes:

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

     If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

|X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

     If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

     - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

     If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

|X|  Notes:

     As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

     - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

     - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

     - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

     This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

     Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

     If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

     If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

     If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

     - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

     If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

     If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

     If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

     If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

     Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

|X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

     Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

     Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
     2) 5% of your new GWB ($107,000*0.05 = $5,350).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

     Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

     After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     Your bonus base is not recalculated upon the application of the bonus to your GWB.

     If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

     If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

     If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

     If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

|X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000: Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

|X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

     You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

     The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

|X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

     Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

     The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

|X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

     If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

     The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

     Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

|X|  Notes:

     If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your rest date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

     If  your  endorsement  contains  a  Guaranteed   Withdrawal  Balance  Bonus
     provision, your bonus base remains unchanged at the time of continuation.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED  WITHDRAWAL  BALANCE  ADJUSTMENT,
YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

|X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date: Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

|X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date: Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

|X|  Notes:

     The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

     Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

     No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

     If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

     If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX D. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX D. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

|X| Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

     Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

     The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

     Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

     Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

     Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

     Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

|X| Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

     The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

     Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

     Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

     Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

     Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

|X| Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

     Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

     The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

     Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

     Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000
     - $68,300 = $31,700).

     Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

     Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 *
     0.05 = $3,415).

|X|  Notes:

     If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

     The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

     Funds transferred out of the Fixed Account Option(s) will be subject to an excess interest adjustment (if applicable).

     No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX D

                              LIFEGUARD SELECT GMWB
                     AND LIFEGUARD SELECT WITH JOINT OPTION
                                      GMWB
                         TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable and do not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.   The GMWB Fixed Account Contract Value; or

     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.   Separate Account Contract Value + Fixed Account Contract Value; or

     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.

                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                                                   Contract Monthly Anniversary
                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36     2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16     2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96     1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77     1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59     1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41     1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25     1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09     1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94     0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81     0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69     0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58     0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48     0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08     0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

     * Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

     ** The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


 Age*                                                  Contract Monthly Anniversary
                   1         2         3         4         5         6         7         8         9        10        11       12
          ------------------------------------------------------------------------------------------------------------------------
  65           15.26     15.24     15.23     15.21     15.19     15.17     15.16     15.14     15.12     15.10     15.09    15.07
  66           15.05     15.03     15.01     14.99     14.97     14.95     14.94     14.92     14.90     14.88     14.86    14.84
  67           14.82     14.81     14.79     14.78     14.77     14.75     14.74     14.73     14.71     14.70     14.69    14.67
  68           14.66     14.64     14.63     14.61     14.59     14.58     14.56     14.54     14.53     14.51     14.49    14.48
  69           14.46     14.44     14.43     14.41     14.39     14.38     14.36     14.34     14.33     14.31     14.29    14.28
  70           14.26     14.24     14.22     14.20     14.18     14.16     14.14     14.12     14.10     14.08     14.06    14.04
  71           14.02     14.00     13.98     13.96     13.93     13.91     13.89     13.87     13.85     13.83     13.80    13.78
  72           13.76     13.74     13.72     13.70     13.67     13.65     13.63     13.61     13.59     13.57     13.54    13.52
  73           13.50     13.48     13.46     13.43     13.41     13.39     13.37     13.34     13.32     13.30     13.28    13.25
  74           13.23     13.20     13.18     13.15     13.13     13.10     13.08     13.05     13.02     13.00     12.97    12.95
  75           12.92     12.88     12.84     12.81     12.77     12.73     12.69     12.65     12.61     12.58     12.54    12.50
  76           12.46     12.42     12.38     12.34     12.30     12.26     12.22     12.17     12.13     12.09     12.05    12.01
  77           11.97     11.93     11.89     11.86     11.82     11.78     11.74     11.70     11.66     11.63     11.59    11.55
  78           11.51     11.47     11.43     11.39     11.35     11.31     11.28     11.24     11.20     11.16     11.12    11.08
  79           11.04     11.00     10.96     10.93     10.89     10.85     10.81     10.77     10.73     10.70     10.66    10.62
  80           10.58     10.54     10.50     10.46     10.42     10.38     10.35     10.31     10.27     10.23     10.19    10.15
  81           10.11     10.07     10.04     10.00      9.96      9.93      9.89      9.85      9.82      9.78      9.74     9.71
  82            9.67      9.63      9.60      9.56      9.52      9.49      9.45      9.41      9.38      9.34      9.30     9.27
  83            9.23      9.19      9.16      9.12      9.08      9.05      9.01      8.97      8.94      8.90      8.86     8.83
  84            8.79      8.76      8.72      8.69      8.65      8.62      8.59      8.55      8.52      8.48      8.45     8.41
  85            8.38      8.35      8.31      8.28      8.24      8.21      8.18      8.14      8.11      8.07      8.04     8.00
  86            7.97      7.94      7.90      7.87      7.84      7.80      7.77      7.74      7.70      7.67      7.64     7.60
  87            7.57      7.54      7.51      7.48      7.44      7.41      7.38      7.35      7.32      7.29      7.25     7.22
  88            7.19      7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89     6.86
  89            6.83      6.80      6.77      6.74      6.71      6.68      6.66      6.63      6.60      6.57      6.54     6.51
  90            6.48      6.45      6.43      6.40      6.37      6.34      6.32      6.29      6.26      6.23      6.21     6.18
  91            6.15      6.12      6.10      6.07      6.04      6.01      5.99      5.96      5.93      5.90      5.88     5.85
  92            5.82      5.80      5.77      5.75      5.72      5.70      5.67      5.65      5.62      5.60      5.57     5.55
  93            5.52      5.50      5.47      5.45      5.42      5.40      5.37      5.35      5.32      5.30      5.27     5.25
  94            5.22      5.20      5.17      5.15      5.12      5.10      5.08      5.05      5.03      5.00      4.98     4.95
  95            4.93      4.91      4.88      4.86      4.84      4.81      4.79      4.77      4.74      4.72      4.70     4.67
  96            4.65      4.63      4.60      4.58      4.56      4.53      4.51      4.49      4.46      4.44      4.42     4.39
  97            4.37      4.35      4.33      4.30      4.28      4.26      4.24      4.21      4.19      4.17      4.15     4.12
  98            4.10      4.08      4.05      4.03      4.01      3.98      3.96      3.94      3.91      3.89      3.87     3.84
  99            3.82      3.80      3.78      3.75      3.73      3.71      3.69      3.66      3.64      3.62      3.60     3.57
 100            3.55      3.53      3.51      3.48      3.46      3.44      3.42      3.39      3.37      3.35      3.33     3.30
 101            3.28      3.26      3.24      3.21      3.19      3.17      3.15      3.12      3.10      3.08      3.06     3.03
 102            3.01      2.99      2.97      2.94      2.92      2.90      2.88      2.85      2.83      2.81      2.79     2.76
 103            2.74      2.72      2.70      2.68      2.65      2.63      2.61      2.59      2.57      2.55      2.52     2.50
 104            2.48      2.46      2.44      2.42      2.40      2.38      2.36      2.33      2.31      2.29      2.27     2.25
 105            2.23      2.21      2.19      2.17      2.15      2.13      2.11      2.08      2.06      2.04      2.02     2.00
 106            1.98      1.96      1.94      1.92      1.90      1.88      1.86      1.84      1.82      1.80      1.78     1.76
 107            1.74      1.72      1.70      1.68      1.66      1.64      1.63      1.61      1.59      1.57      1.55     1.53
 108            1.51      1.49      1.48      1.46      1.44      1.42      1.41      1.39      1.37      1.35      1.34     1.32
 109            1.30      1.28      1.27      1.25      1.23      1.21      1.20      1.18      1.16      1.14      1.13     1.11
 110            1.09      1.08      1.07      1.06      1.04      1.03      1.02      1.01      1.00      0.99      0.97     0.96
 111            0.95      0.94      0.93      0.92      0.90      0.89      0.88      0.87      0.86      0.85      0.83     0.82
 112            0.81      0.80      0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71     0.70
 113            0.69      0.68      0.67      0.66      0.65      0.64      0.64      0.63      0.62      0.61      0.60     0.59
 114            0.58      0.57      0.56      0.55      0.54      0.53      0.53      0.52      0.51      0.50      0.49     0.48
 115            0.47      0.43      0.39      0.35      0.31      0.27      0.24      0.20      0.16      0.12      0.08     0.04
            ------------------------------------------------------------------------------------------------------------------------
            ------------------------------------------------------------------------------------------------------------------------

     * The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


   ------------------------------------------------------- -----------------------------------------------------------------

   CURRENTLY OFFERED FUNDS                                 PREVIOUSLY OFFERED FUNDS

   ------------------------------------------------------- -----------------------------------------------------------------
   ------------------------------------------------------- -----------------------------------------------------------------

   JNL/Mellon Capital Management S&P 500 Index Fund        JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

   ------------------------------------------------------- -----------------------------------------------------------------
   ------------------------------------------------------- -----------------------------------------------------------------

   JNL/Mellon Capital Management Small Cap Index Fund      JNL/Lazard Small Cap Equity Fund

   ------------------------------------------------------- -----------------------------------------------------------------



Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund; JNL Institutional Alt 35 Fund; JNL Institutional Alt 50 Fund; and JNL Institutional Alt 65 Fund.



At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT  - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate
Division(829)

  Accumulation unit value:
    Beginning of period                    $12.94          $15.46          $11.51         $10.00           N/A
    End of period                          $8.20           $12.94          $15.46         $11.51           N/A
  Accumulation units outstanding
  at the end of period                     20,070          23,464          28,005         14,019           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Global Real Estate
Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $11.47          $10.61          $8.78           $8.05          $7.03
    End of period                          $6.67           $11.47          $10.61          $8.78          $8.05
  Accumulation units outstanding
  at the end of period                    162,088         189,980         196,823         223,387        263,692

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $5.55           $7.09           $9.04          $10.00
    End of period                          $7.03           $5.55           $7.09           $9.04
  Accumulation units outstanding
  at the end of period                    373,850         424,313         454,023         435,172






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.83          $12.13          $11.42         $10.81          $10.00
    End of period                          $8.49           $13.83          $12.13         $11.42          $10.81
  Accumulation units outstanding
  at the end of period                     47,851          59,979          18,432         16,198          11,828

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.27          $13.01          $11.54         $10.80          $10.00
    End of period                          $8.48           $14.27          $13.01         $11.54          $10.80
  Accumulation units outstanding
  at the end of period                     6,296           5,333           8,477           7,976          5,260

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $13.69          $12.88          $11.80         $10.88          $10.00
    End of period                          $9.68           $13.69          $12.88         $11.80          $10.88
  Accumulation units outstanding
  at the end of period                     18,071          21,049          15,240         12,319          2,011

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $8.34           $7.02           $6.29           $6.26          $5.71
    End of period                          $4.73           $8.34           $7.02           $6.29          $6.26
  Accumulation units outstanding
  at the end of period                    210,103         303,170         367,549         441,090        579,943

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $4.68           $6.51           $8.64          $10.00
    End of period                          $5.71           $4.68           $6.51           $8.64
  Accumulation units outstanding
  at the end of period                    712,814         940,232        1,341,943       1,611,626






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $6.70           $6.20           $6.02           $5.84          $5.30
    End of period                          $3.90           $6.70           $6.20           $6.02          $5.84
  Accumulation units outstanding
  at the end of period                    465,705         525,449         661,895         784,923       1,183,939

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $3.98           $5.74           $8.36          $10.00
    End of period                          $5.30           $3.98           $5.74           $8.36
  Accumulation units outstanding
  at the end of period                   1,475,042       1,674,518       2,272,732       2,228,683






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.70          $10.00           N/A             N/A            N/A
    End of period                          $6.58           $13.70           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,298          32,374           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.56           N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      319             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.00          $12.11          $10.94         $10.75          $10.00
    End of period                          $7.21           $12.00          $12.11         $10.94          $10.75
  Accumulation units outstanding
  at the end of period                    214,698         266,570         324,058         367,892        485,581

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $15.02          $13.60          $11.50         $11.38          $10.00
    End of period                          $9.13           $15.02          $13.60         $11.50          $11.38
  Accumulation units outstanding
  at the end of period                     42,150          23,651          23,217         12,228          10,244

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.95           $10.00           N/A             N/A            N/A
    End of period                          $6.26           $9.95            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     47,609          49,735           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.92           $10.00           N/A             N/A            N/A
    End of period                          $5.80           $9.92            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,591          9,871            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.90          $10.87          $10.00           N/A            N/A
    End of period                          $7.55           $10.90          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,948          27,904          46,160           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.88           $10.00           N/A             N/A            N/A
    End of period                          $6.04           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,342          15,853           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.03          $11.92          $10.28         $10.00           N/A
    End of period                          $7.26           $11.03          $11.92         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     15,122          14,114          12,775         12,491           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $15.46          $14.67          $14.22         $14.07          $13.36
    End of period                          $14.44          $15.46          $14.67         $14.22          $14.07
  Accumulation units outstanding
  at the end of period                     96,867         137,357         125,117         138,216        136,879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.94          $11.18          $10.63         $10.00
    End of period                          $13.36          $11.94          $11.18         $10.63
  Accumulation units outstanding
  at the end of period                    127,780         137,549          95,149         102,962






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1940)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.33           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       88             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                    $12.11          $11.96          $10.49         $10.00           N/A
    End of period                          $7.63           $12.11          $11.96         $10.49           N/A
  Accumulation units outstanding
  at the end of period                     15,356          28,651          37,670         31,097           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.54          $10.21          $10.00           N/A            N/A
    End of period                          $9.76           $10.54          $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     19,133          27,770          20,809           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $13.67          $12.40          $9.53           $8.16          $6.76
    End of period                          $7.48           $13.67          $12.40          $9.53          $8.16
  Accumulation units outstanding
  at the end of period                    175,537         219,516         264,461         217,842        313,938

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $4.92           $6.81           $8.68          $10.00
    End of period                          $6.76           $4.92           $6.81           $8.68
  Accumulation units outstanding
  at the end of period                    292,298         145,184         187,931         159,857






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.23          $13.38          $12.12         $11.59          $10.00
    End of period                          $7.79           $14.23          $13.38         $12.12          $11.59
  Accumulation units outstanding
  at the end of period                     60,887          73,659          4,620           1,834          1,611

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.61          $10.43         $10.34          $10.00
    End of period                          $11.67          $11.12          $10.61         $10.43          $10.34
  Accumulation units outstanding
  at the end of period                     41,407          24,646          16,874          7,326          4,960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.13          $10.88          $9.99            N/A            N/A
    End of period                          $6.95           $14.13          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     56,344          50,132          3,252            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $21.71          $22.63          $20.06         $18.71          $15.23
    End of period                          $13.06          $21.71          $22.63         $20.06          $18.71
  Accumulation units outstanding
  at the end of period                    114,733         143,303         194,617         231,028        292,819

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $11.99          $14.17          $12.70         $10.00
    End of period                          $15.23          $11.99          $14.17         $12.70
  Accumulation units outstanding
  at the end of period                    282,307         327,448         286,422         169,138






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Equity
Division

  Accumulation unit value:
    Beginning of period                    $18.30          $19.94          $17.33         $16.81          $14.79
    End of period                          $11.07          $18.30          $19.94         $17.33          $16.81
  Accumulation units outstanding
  at the end of period                    134,686         166,478         215,876         266,192        350,530

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Small Cap Equity
Division

  Accumulation unit value:
    Beginning of period                    $10.81          $13.26          $11.47         $10.00
    End of period                          $14.79          $10.81          $13.26         $11.47
  Accumulation units outstanding
  at the end of period                    379,075         390,177         367,044         252,078

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $6.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     41,904           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.03          $10.48          $11.56           N/A            N/A
    End of period                          $6.40           $10.03          $10.48           N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,131          2,699           4,566            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.53          $10.31         $10.28          $10.00
    End of period                          $11.28          $11.04          $10.53         $10.31          $10.28
  Accumulation units outstanding
  at the end of period                     29,409          26,126          33,761         27,380          12,898

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $16.97          $16.51          $12.32         $12.38          $10.68
    End of period                          $10.09          $16.97          $16.51         $12.32          $12.38
  Accumulation units outstanding
  at the end of period                     6,197           8,621           10,683          4,609          23,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.68           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.77          $11.87          $10.62         $11.04          $10.18
    End of period                          $7.29           $10.77          $11.87         $10.62          $11.04
  Accumulation units outstanding
  at the end of period                     1,777           2,582           3,433           2,840          9,013

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.18           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $10.33           N/A             N/A             N/A            N/A
    End of period                          $5.23            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,005            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.63           $9.42           $8.18           $7.97          $7.27
    End of period                          $5.90           $9.63           $9.42           $8.18          $7.97
  Accumulation units outstanding
  at the end of period                    329,516         382,732         483,711         554,540       1,220,175

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $5.72           $7.73           $8.89          $10.00
    End of period                          $7.27           $5.72           $7.73           $8.89
  Accumulation units outstanding
  at the end of period                   1,383,831       1,563,879       1,347,912        797,486






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.38          $13.98          $11.96         $11.44          $10.23
    End of period                          $5.53           $11.38          $13.98         $11.96          $11.44
  Accumulation units outstanding
  at the end of period                     20,431          7,589           17,935          6,350          21,240

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.23           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       50             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.56          $11.04         $10.42          $10.22
    End of period                          $9.27           $12.25          $11.56         $11.04          $10.42
  Accumulation units outstanding
  at the end of period                     13,334          22,217          28,169         35,487          19,842

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.22           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $17.58          $16.17          $13.07         $11.71          $10.00
    End of period                          $9.88           $17.58          $16.17         $13.07          $11.71
  Accumulation units outstanding
  at the end of period                     41,686          70,621          61,754         39,165          14,923

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.33          $14.34          $12.25         $11.24          $10.00
    End of period                          $8.11           $14.33          $14.34         $12.25          $11.24
  Accumulation units outstanding
  at the end of period                    408,431         687,620         715,760         975,666         27,278

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                    $12.00          $10.73          $9.42            N/A            N/A
    End of period                          $6.38           $12.00          $10.73           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,035          48,392          14,626           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.61            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,727            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.00           N/A             N/A            N/A
    End of period                          $6.16           $11.56           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,134            781             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $29.58          $22.20          $18.65         $13.84          $10.54
    End of period                          $18.11          $29.58          $22.20         $18.65          $13.84
  Accumulation units outstanding
  at the end of period                     59,226          48,698          54,023         58,164          19,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.54           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.76            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,632            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $14.25          $13.47          $12.46         $11.30          $10.00
    End of period                          $8.76           $14.25          $13.47         $12.46          $11.30
  Accumulation units outstanding
  at the end of period                     31,715          40,435          45,404         38,914          15,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.15          $12.73          $11.23         $10.92          $10.00
    End of period                          $8.08           $13.15          $12.73         $11.23          $10.92
  Accumulation units outstanding
  at the end of period                     51,640          78,000         102,509         100,136         53,636

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                    $8.73            N/A             N/A             N/A            N/A
    End of period                          $6.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,985            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                    $8.71           $9.88           $18.34           N/A            N/A
    End of period                          $5.14           $8.71           $9.88            N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,556           4,338           11,031           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.23          $13.72          $11.85         $11.54          $10.00
    End of period                          $8.48           $13.23          $13.72         $11.85          $11.54
  Accumulation units outstanding
  at the end of period                     30,138          35,812          38,884         23,172          15,993

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.31          $10.91          $10.13         $10.04          $10.08
    End of period                          $6.86           $12.31          $10.91         $10.13          $10.04
  Accumulation units outstanding
  at the end of period                     14,435          12,589          16,996         23,813          7,844

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.08           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,685           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $13.93          $12.77          $11.56         $10.69          $10.00
    End of period                          $7.85           $13.93          $12.77         $11.56          $10.69
  Accumulation units outstanding
  at the end of period                     51,696          62,638         117,548         122,256         23,769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $15.62          $14.91          $12.94         $11.55          $9.94
    End of period                          $9.10           $15.62          $14.91         $12.94          $11.55
  Accumulation units outstanding
  at the end of period                    134,931         158,024         182,293         204,823        219,032

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $7.18           $9.39           $10.00           N/A
    End of period                          $9.94           $7.18           $9.39            N/A
  Accumulation units outstanding
  at the end of period                    183,596         126,675          91,236           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division(1812)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.29            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,907           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PAM Asia ex-Japan Division(1812)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division(1808)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,126            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PAM China-India Division(1808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.93          $10.00           N/A             N/A            N/A
    End of period                          $10.37          $10.93           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,796          6,867            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.94          $14.01          $13.74         $13.64          $13.25
    End of period                          $14.77          $14.94          $14.01         $13.74          $13.64
  Accumulation units outstanding
  at the end of period                    343,489         397,146         430,927         493,021        544,769

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.84          $11.97          $11.09         $10.00
    End of period                          $13.25          $12.84          $11.97         $11.09
  Accumulation units outstanding
  at the end of period                    650,624         848,395         554,833         322,919

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.30          $13.47          $12.02         $11.22          $10.00
    End of period                          $7.21           $12.30          $13.47         $12.02          $11.22
  Accumulation units outstanding
  at the end of period                     1,455           1,285           1,988           6,604           437

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.31          $14.69          $13.49         $13.47          $12.63
    End of period                          $9.76           $14.31          $14.69         $13.49          $13.47
  Accumulation units outstanding
  at the end of period                     96,311         122,973         147,402         171,070        222,985

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $10.19          $9.78           $9.43          $10.00
    End of period                          $12.63          $10.19          $9.78           $9.43
  Accumulation units outstanding
  at the end of period                    253,045         235,868         246,060         148,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid Cap
Value Division(1949)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.89           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,775            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Mid Cap
Value Division(1949)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small Cap
Value Division(1817)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.80            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,349            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Small Cap
Value Division(1817)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.61          $12.49          $11.22         $10.85          $10.00
    End of period                          $6.04           $11.61          $12.49         $11.22          $10.85
  Accumulation units outstanding
  at the end of period                     6,226           3,464           8,223           1,953            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed Private
Equity Division(1940)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.51           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      132             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Red Rocks Listed Private
Equity Division(1940)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,694            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $7.08            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,376            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00           N/A             N/A            N/A
    End of period                          $6.29           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,555           6,086            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                    $10.55          $10.00           N/A             N/A            N/A
    End of period                          $7.63           $10.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,978            394             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.52          $10.00           N/A             N/A            N/A
    End of period                          $6.76           $10.52           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,589           8,047            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.05            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,463            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.57            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,376            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $14.52          $13.50          $11.86         $11.10          $10.00
    End of period                          $8.70           $14.52          $13.50         $11.86          $11.10
  Accumulation units outstanding
  at the end of period                    373,197         482,368         520,647         631,826        818,771

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.99          $10.34         $10.00           N/A
    End of period                          $9.78           $11.50          $10.99         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     83,091          59,662          4,606           2,434           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.02          $13.09          $11.64         $11.00          $10.00
    End of period                          $8.93           $14.02          $13.09         $11.64          $11.00
  Accumulation units outstanding
  at the end of period                    866,802        1,062,901       1,274,520       1,572,146      1,913,247

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.54          $10.61         $10.00           N/A
    End of period                          $9.50           $12.25          $11.54         $10.61           N/A
  Accumulation units outstanding
  at the end of period                     57,946          42,240          20,878         12,038           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.48          $12.59          $11.39         $10.87          $10.00
    End of period                          $9.62           $13.48          $12.59         $11.39          $10.87
  Accumulation units outstanding
  at the end of period                    498,271         658,798         731,021         843,642        889,383

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $11.67          $10.84          $10.28           N/A            N/A
    End of period                          $8.03           $11.67          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $11.83          $10.97          $10.23           N/A            N/A
    End of period                          $7.77           $11.83          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,573             -             12,150           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $11.98          $11.04          $10.34           N/A            N/A
    End of period                          $7.59           $11.98          $11.04           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $11.15          $10.59          $9.97            N/A            N/A
    End of period                          $8.99           $11.15          $10.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,112          2,330            475             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.17            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,669            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.64          $11.29         $10.88          $10.00
    End of period                          $10.45          $13.38          $12.64         $11.29          $10.88
  Accumulation units outstanding
  at the end of period                    262,329         285,759         327,037         331,232        361,085

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.17          $10.83          $10.51         $10.39          $10.47
    End of period                          $11.25          $11.17          $10.83         $10.51          $10.39
  Accumulation units outstanding
  at the end of period                    201,061         192,789         133,273         149,718        184,531

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.58          $10.62          $10.43         $10.00
    End of period                          $10.47          $10.58          $10.62         $10.43
  Accumulation units outstanding
  at the end of period                    206,686         400,786         779,909         429,858






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $15.39          $14.48          $12.16         $11.41          $10.00
    End of period                          $10.10          $15.39          $14.48         $12.16          $11.41
  Accumulation units outstanding
  at the end of period                     49,267          76,613          64,646         28,194          5,768

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.90          $12.81          $11.44         $10.94          $10.00
    End of period                          $7.82           $13.90          $12.81         $11.44          $10.94
  Accumulation units outstanding
  at the end of period                    306,249         371,564         385,799         451,875         51,474

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.74          $14.50          $13.78         $12.26          $10.54
    End of period                          $9.79           $16.74          $14.50         $13.78          $12.26
  Accumulation units outstanding
  at the end of period                    295,287         379,176         438,522         525,916        650,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $7.72           $10.04          $10.35         $10.00
    End of period                          $10.54          $7.72           $10.04         $10.35
  Accumulation units outstanding
  at the end of period                    720,439         759,504         833,019         805,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.87          $13.96          $11.81         $11.29          $10.00
    End of period                          $8.13           $13.87          $13.96         $11.81          $11.29
  Accumulation units outstanding
  at the end of period                    115,076         114,542          94,468         81,351         110,960

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Global Real Estate
Division(830)

  Accumulation unit value:
    Beginning of period                    $12.76          $15.26          $11.38         $10.00           N/A
    End of period                          $8.07           $12.76          $15.26         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     11,949          10,163          7,686           4,698           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Global Real Estate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $10.81          $10.01          $8.30           $7.62          $6.66
    End of period                          $6.28           $10.81          $10.01          $8.30          $7.62
  Accumulation units outstanding
  at the end of period                     79,919         102,287         106,096         122,113        155,297

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $5.27           $6.75           $8.60          $10.00
    End of period                          $6.66           $5.27           $6.75           $8.60
  Accumulation units outstanding
  at the end of period                    202,147         196,610         236,489         207,683






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.76          $12.08          $11.39         $10.80          $10.00
    End of period                          $8.44           $13.76          $12.08         $11.39          $10.80
  Accumulation units outstanding
  at the end of period                     35,164          26,296           461             456             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.20          $12.96          $11.51         $10.79          $10.00
    End of period                          $8.42           $14.20          $12.96         $11.51          $10.79
  Accumulation units outstanding
  at the end of period                     1,583           2,499           2,350           3,295           598

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $13.62          $12.83          $11.77         $10.87          $10.00
    End of period                          $9.61           $13.62          $12.83         $11.77          $10.87
  Accumulation units outstanding
  at the end of period                     8,391           22,464          17,892          8,040          1,369

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $7.70           $6.49           $5.82           $5.81          $5.30
    End of period                          $4.36           $7.70           $6.49           $5.82          $5.81
  Accumulation units outstanding
  at the end of period                     87,617         128,682         138,985         158,865        193,935

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $4.35           $6.06           $8.06          $10.00
    End of period                          $5.30           $4.35           $6.06           $8.06
  Accumulation units outstanding
  at the end of period                    229,753         270,495         364,531         442,159






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                    $9.88            N/A             N/A             N/A            N/A
    End of period                          $4.47            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      894             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $6.09           $5.64           $5.48           $5.33          $4.85
    End of period                          $3.54           $6.09           $5.64           $5.48          $5.33
  Accumulation units outstanding
  at the end of period                    240,406         318,013         371,355         406,879        590,955

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $3.64           $5.27           $7.67          $10.00
    End of period                          $4.85           $3.64           $5.27           $7.67
  Accumulation units outstanding
  at the end of period                    561,384         691,527         792,785         771,494






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $13.68          $10.00           N/A             N/A            N/A
    End of period                          $6.56           $13.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,961          10,180           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.68          $10.00           N/A             N/A            N/A
    End of period                          $6.55           $10.68           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,887           2,303            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $11.94          $12.06          $10.92         $10.74          $10.00
    End of period                          $7.16           $11.94          $12.06         $10.92          $10.74
  Accumulation units outstanding
  at the end of period                     92,821         123,314         144,415         161,194        189,542

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.93          $13.55          $11.47         $11.37          $10.00
    End of period                          $9.07           $14.93          $13.55         $11.47          $11.37
  Accumulation units outstanding
  at the end of period                     11,906          7,256           2,364            745            724

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $9.93           $10.00           N/A             N/A            N/A
    End of period                          $6.24           $9.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,592           5,610            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $9.91           $10.00           N/A             N/A            N/A
    End of period                          $5.79           $9.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,247          10,271           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.88          $10.86          $10.03           N/A            N/A
    End of period                          $7.52           $10.88          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,929          15,617          17,800           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $9.86           $10.00           N/A             N/A            N/A
    End of period                          $6.02           $9.86            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,578          42,881           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $11.18          $12.11          $10.46         $10.00           N/A
    End of period                          $7.35           $11.18          $12.11         $10.46           N/A
  Accumulation units outstanding
  at the end of period                     2,660           1,965           4,901           1,812           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $15.11          $14.36          $13.95         $13.82          $13.14
    End of period                          $14.10          $15.11          $14.36         $13.95          $13.82
  Accumulation units outstanding
  at the end of period                     38,344          54,326          62,082         64,201          63,677

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.76          $11.03          $10.50         $10.00
    End of period                          $13.14          $11.76          $11.03         $10.50
  Accumulation units outstanding
  at the end of period                     57,879          68,489          30,020         44,760






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.64            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      207             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Emerging
Markets Debt Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.68          $10.26         $10.00           N/A
    End of period                          $7.42           $11.81          $11.68         $10.26           N/A
  Accumulation units outstanding
  at the end of period                     9,562           12,675          7,086           2,691           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.51          $10.20          $10.00           N/A            N/A
    End of period                          $9.72           $10.51          $10.20           N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,634           28,288          32,503           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $13.29          $12.06          $9.29           $7.97          $6.61
    End of period                          $7.25           $13.29          $12.06          $9.29          $7.97
  Accumulation units outstanding
  at the end of period                     73,909         104,723         106,613         101,665        144,380

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $4.82           $6.68           $8.53          $10.00
    End of period                          $6.61           $4.82           $6.68           $8.53
  Accumulation units outstanding
  at the end of period                     92,203          57,598          60,131         70,004






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $14.15          $13.32          $12.09         $11.57          $10.00
    End of period                          $7.73           $14.15          $13.32         $12.09          $11.57
  Accumulation units outstanding
  at the end of period                     18,749          22,685          1,147           1,172           232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $11.06          $10.57          $10.40         $10.33          $10.00
    End of period                          $11.59          $11.06          $10.57         $10.40          $10.33
  Accumulation units outstanding
  at the end of period                     22,109           639             435             435             -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $14.09          $10.87          $9.99            N/A            N/A
    End of period                          $6.92           $14.09          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,416          16,343            -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $21.46          $22.40          $19.88         $18.57          $15.14
    End of period                          $12.88          $21.46          $22.40         $19.88          $18.57
  Accumulation units outstanding
  at the end of period                     60,524          80,380          95,509         109,839        121,156

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Mid Cap Equity Division

  Accumulation unit value:
    Beginning of period                    $11.94          $14.13          $12.69         $10.00
    End of period                          $15.14          $11.94          $14.13         $12.69
  Accumulation units outstanding
  at the end of period                    144,409         182,135         151,767         70,468






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Equity
Division

  Accumulation unit value:
    Beginning of period                    $18.08          $19.73          $17.17         $16.68          $14.70
    End of period                          $10.93          $18.08          $19.73         $17.17          $16.68
  Accumulation units outstanding
  at the end of period                     50,984          81,323         109,855         124,216        147,487

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Lazard Small Cap Equity
Division

  Accumulation unit value:
    Beginning of period                    $10.76          $13.22          $11.45         $10.00
    End of period                          $14.70          $10.76          $13.22         $11.45
  Accumulation units outstanding
  at the end of period                    190,782         192,587         177,351         139,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/M&G Global Basics Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/M&G Global Leaders Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                    $9.81           $10.00           N/A             N/A            N/A
    End of period                          $6.15           $9.81            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     74,429          8,581            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.01          $10.52           N/A             N/A            N/A
    End of period                          $6.37           $10.01           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,719            365             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.49          $10.29         $10.27          $10.00
    End of period                          $11.20          $10.98          $10.49         $10.29          $10.27
  Accumulation units outstanding
  at the end of period                     13,647          32,194          23,639         51,204          40,793

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $15.41          $15.02          $11.22         $11.28          $10.00
    End of period                          $9.15           $15.41          $15.02         $11.22          $11.28
  Accumulation units outstanding
  at the end of period                     4,232           4,248           2,014            454            739

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.94          $12.06          $10.80         $11.25          $10.39
    End of period                          $7.38           $10.94          $12.06         $10.80          $11.25
  Accumulation units outstanding
  at the end of period                      796              15              24             597           3,361

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.39           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      105             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                    $9.29            N/A             N/A             N/A            N/A
    End of period                          $4.70            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,515            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.47           $9.28           $8.07           $7.87          $7.19
    End of period                          $5.79           $9.47           $9.28           $8.07          $7.87
  Accumulation units outstanding
  at the end of period                    170,725         202,221         247,921         286,038        318,610

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $5.66           $7.67           $8.84          $10.00
    End of period                          $7.19           $5.66           $7.67           $8.84
  Accumulation units outstanding
  at the end of period                    379,524         403,855         430,186         317,190






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM European 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                    $10.56          $13.00          $11.13         $10.66          $10.00
    End of period                          $5.13           $10.56          $13.00         $11.13          $10.66
  Accumulation units outstanding
  at the end of period                     9,590           5,737           3,400           3,269          4,169

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $12.26          $11.59          $11.09         $10.48          $10.29
    End of period                          $9.26           $12.26          $11.59         $11.09          $10.48
  Accumulation units outstanding
  at the end of period                     6,843           9,191           8,333           8,864          2,646

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.29           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       83             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                    $9.89           $10.00           N/A             N/A            N/A
    End of period                          $6.82           $9.89            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     22,972          2,102            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $17.48          $16.10          $13.04         $11.70          $10.00
    End of period                          $9.82           $17.48          $16.10         $13.04          $11.70
  Accumulation units outstanding
  at the end of period                     15,500          23,884          13,612         10,429          4,987

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                    $12.63          $12.66          $10.83         $10.00           N/A
    End of period                          $7.14           $12.63          $12.66         $10.83           N/A
  Accumulation units outstanding
  at the end of period                    188,667         260,947         338,656         357,401          N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                    $11.97          $10.72          $10.00           N/A            N/A
    End of period                          $6.35           $11.97          $10.72           N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,791           2,932           1,458            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                    $10.15           N/A             N/A             N/A            N/A
    End of period                          $5.94            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,078            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $11.55          $10.00           N/A             N/A            N/A
    End of period                          $6.14           $11.55           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,076            632             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $29.36          $22.06          $18.57         $13.80          $10.52
    End of period                          $17.94          $29.36          $22.06         $18.57          $13.80
  Accumulation units outstanding
  at the end of period                     23,549          22,539          19,893         13,412          7,423

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A
    End of period                          $10.52           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                       62             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Pacific Rim 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $14.17          $13.41          $12.43         $11.28          $10.00
    End of period                          $8.70           $14.17          $13.41         $12.43          $11.28
  Accumulation units outstanding
  at the end of period                     7,013           17,141          17,192         12,553          4,652

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.08          $12.68          $11.20         $10.91          $10.00
    End of period                          $8.02           $13.08          $12.68         $11.20          $10.91
  Accumulation units outstanding
  at the end of period                     15,325          30,753          21,965         19,267          17,305

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                    $8.83           $10.00           N/A             N/A            N/A
    End of period                          $6.06           $8.83            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,118            101             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $8.69           $9.71            N/A             N/A            N/A
    End of period                          $5.12           $8.69            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,228           2,779            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.16          $13.66          $11.82         $11.53          $10.00
    End of period                          $8.42           $13.16          $13.66         $11.82          $11.53
  Accumulation units outstanding
  at the end of period                     5,785           10,744          11,284          8,054          5,112

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $12.87          $11.42          $10.62         $10.00           N/A
    End of period                          $7.16           $12.87          $11.42         $10.62           N/A
  Accumulation units outstanding
  at the end of period                     3,969           11,178          7,569           2,400           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                    $9.84            N/A             N/A             N/A            N/A
    End of period                          $5.14            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,653            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $13.18          $12.10          $10.97         $10.00           N/A
    End of period                          $7.42           $13.18          $12.10         $10.97           N/A
  Accumulation units outstanding
  at the end of period                     3,291           34,853          81,778         81,267           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $15.09          $14.43          $12.54         $11.21          $9.66
    End of period                          $8.78           $15.09          $14.43         $12.54          $11.21
  Accumulation units outstanding
  at the end of period                     47,045          57,975          70,084         83,669          79,490

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $6.99           $9.15           $10.00           N/A
    End of period                          $9.66           $6.99           $9.15            N/A
  Accumulation units outstanding
  at the end of period                     62,279          96,900          50,909           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PAM Asia ex-Japan Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PAM China-India Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.92          $10.00           N/A             N/A            N/A
    End of period                          $10.34          $10.92           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     30,742          2,679            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.66          $13.77          $13.52         $13.44          $13.08
    End of period                          $14.47          $14.66          $13.77         $13.52          $13.44
  Accumulation units outstanding
  at the end of period                    135,440         157,121         167,097         191,221        230,163

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $12.69          $11.85          $10.99         $10.00
    End of period                          $13.08          $12.69          $11.85         $10.99
  Accumulation units outstanding
  at the end of period                    271,187         334,558         253,893         107,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.24          $13.41          $11.99         $11.21          $10.00
    End of period                          $7.16           $12.24          $13.41         $11.99          $11.21
  Accumulation units outstanding
  at the end of period                     4,266           4,279           4,115           2,775            -

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.31          $14.72          $13.54         $13.53          $12.71
    End of period                          $9.75           $14.31          $14.72         $13.54          $13.53
  Accumulation units outstanding
  at the end of period                     43,909          57,817          76,937         105,109        133,224

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $10.27          $9.87           $9.53          $10.00
    End of period                          $12.71          $10.27          $9.87           $9.53
  Accumulation units outstanding
  at the end of period                    161,067         134,914         151,707         114,466

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Mid Cap
Value Division(1770)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.63            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      981             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Mid Cap
Value Division(1770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Small Cap
Value Division(1770)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $6.24            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      988             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Small Cap
Value Division(1770)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.55          $12.44          $11.19         $10.84          $10.00
    End of period                          $6.00           $11.55          $12.44         $11.19          $10.84
  Accumulation units outstanding
  at the end of period                     4,774           6,499           2,448           4,611          2,301

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Red Rocks Listed Private
Equity Division(1897)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $5.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      964             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Red Rocks Listed Private
Equity Division(1897)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                    $9.77            N/A             N/A             N/A            N/A
    End of period                          $6.67            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,780            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                    $9.78            N/A             N/A             N/A            N/A
    End of period                          $6.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,494            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                    $10.50           N/A             N/A             N/A            N/A
    End of period                          $7.60            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      655             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00           N/A             N/A            N/A
    End of period                          $6.74           $10.50           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,675           1,949            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                    $9.59            N/A             N/A             N/A            N/A
    End of period                          $7.11            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,998            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                    $9.82            N/A             N/A             N/A            N/A
    End of period                          $6.25            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,416            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $14.44          $13.45          $11.83         $11.09          $10.00
    End of period                          $8.64           $14.44          $13.45         $11.83          $11.09
  Accumulation units outstanding
  at the end of period                    110,506         139,572         163,500         221,509        311,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $11.45          $10.95          $10.32         $10.00           N/A
    End of period                          $9.71           $11.45          $10.95         $10.32           N/A
  Accumulation units outstanding
  at the end of period                     2,423           1,243           3,785           2,541           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.94          $13.04          $11.61         $10.99          $10.00
    End of period                          $8.86           $13.94          $13.04         $11.61          $10.99
  Accumulation units outstanding
  at the end of period                    312,382         435,154         564,312         670,711        844,155

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $12.21          $11.52          $10.61         $10.00           N/A
    End of period                          $9.46           $12.21          $11.52         $10.61           N/A
  Accumulation units outstanding
  at the end of period                    100,666          4,873           3,633           7,010           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.40          $12.54          $11.36         $10.86          $10.00
    End of period                          $9.56           $13.40          $12.54         $11.36          $10.86
  Accumulation units outstanding
  at the end of period                    226,936         273,137         342,319         435,300        531,859

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $11.63          $10.83          $10.28           N/A            N/A
    End of period                          $7.99           $11.63          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.96          $10.01           N/A            N/A
    End of period                          $7.74           $11.80          $10.96           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,382          2,256           1,199            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.94          $11.03          $10.46           N/A            N/A
    End of period                          $7.56           $11.94          $11.03           N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -               -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $11.12          $10.57          $9.96            N/A            N/A
    End of period                          $8.95           $11.12          $10.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,045           1,399             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                    $9.86            N/A             N/A             N/A            N/A
    End of period                          $6.37            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,400            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $13.31          $12.59          $11.26         $10.87          $10.00
    End of period                          $10.38          $13.31          $12.59         $11.26          $10.87
  Accumulation units outstanding
  at the end of period                    117,977         156,425         191,385         201,052        216,768

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.99          $10.67          $10.38         $10.27          $10.36
    End of period                          $11.05          $10.99          $10.67         $10.38          $10.27
  Accumulation units outstanding
  at the end of period                    136,320          44,410          44,691         67,273          55,047

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.49          $10.55          $10.37         $10.00
    End of period                          $10.36          $10.49          $10.55         $10.37
  Accumulation units outstanding
  at the end of period                    941,956         167,314         386,316         173,097






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                    $15.34          $14.46          $12.16         $11.43          $10.00
    End of period                          $10.06          $15.34          $14.46         $12.16          $11.43
  Accumulation units outstanding
  at the end of period                     6,836           8,608           8,379           1,885          7,980

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.82          $12.76          $11.41         $10.93          $10.00
    End of period                          $7.77           $13.82          $12.76         $11.41          $10.93
  Accumulation units outstanding
  at the end of period                    121,006         158,509         174,922         183,485          534

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $16.66          $14.45          $13.75         $12.25          $10.55
    End of period                          $9.73           $16.66          $14.45         $13.75          $12.25
  Accumulation units outstanding
  at the end of period                    125,292         159,754         199,057         205,859        255,774

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $7.74           $10.08          $10.41         $10.00
    End of period                          $10.55          $7.74           $10.08         $10.41
  Accumulation units outstanding
  at the end of period                    261,758         244,846         253,456         254,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2008            2007            2006           2005            2004
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.79          $13.91          $11.78         $11.28          $10.00
    End of period                          $8.08           $13.79          $13.91         $11.78          $11.28
  Accumulation units outstanding
  at the end of period                     50,653          39,414          17,909         12,843          54,670

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                            2003            2002            2001           2000
                                            ----            ----            ----           ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A
    End of period                           N/A             N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A


                       STATEMENT OF ADDITIONAL INFORMATION



                                  APRIL 6, 2009


                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT V
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company (JacksonSM) by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or calling 1-800-873-5654.


                                TABLE OF CONTENTS

                                                                   PAGE

General Information and History                                        2


Services                                                               9

Purchase of Securities Being Offered                                  10

Underwriters                                                          10

Calculation of Performance                                            10

Additional Tax Information                                            12

Annuity Provisions                                                    22

Net Investment Factor                                                 23


Condensed Financial Information                                       20

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account V (Separate Account) is a separate investment account of Jackson National Life Insurance Company. Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

--------------------------------------------------------------------------------


TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


--------------------------------------------------------------------------------



"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.



--------------------------------------------------------------------------------


NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------



Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.



SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account V and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


The aggregate amount of underwriting commissions paid to broker/dealers was $424,422 in 2006, $582,443 in 2007 and $449,018 in 2008. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the Contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/ Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation FOption and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchangeor if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457


     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any business day is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.


CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division. The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------------- -------------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                       PREVIOUSLY OFFERED FUNDS

------------------------------------------------------------- -------------------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund              JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------------- -------------------------------------------------------------------
------------------------------------------------------------- -------------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund            JNL/Lazard Small Cap Equity Fund

------------------------------------------------------------- -------------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                       Jackson National Separate Account V

                                     [LOGO]

                              Financial Statements

                                December 31, 2008

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                                                                                             JNL/Capital
                                    JNL/AIM Global       JNL/AIM            JNL/AIM           JNL/AIM      Guardian Global
                                      Real Estate     International        Large Cap         Small Cap         Balanced
                                       Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                    --------------  -----------------  ----------------  ----------------  ---------------
Assets
Investments, at value (a)           $      260,955  $      1,583,411   $        703,077  $         66,677  $       255,452
Receivables:
   Investment securities sold                1,535                 67                45                 3               42
   Sub-account units sold                       --                 --                --                --               --
                                    --------------  -----------------  ----------------  ----------------  ---------------
Total assets                               262,490          1,583,478           703,122            66,680          255,494
                                    --------------  -----------------  ----------------  ----------------  ---------------
Liabilities
Payables:
   Investment securities purchased              --                 --                --                --               --
   Sub-account units redeemed                1,524                 --                15                --               31
   Insurance fees due to Jackson                11                 67                30                 3               11
                                    --------------  -----------------  ----------------  ----------------  ---------------
Total liabilities                            1,535                 67                45                 3               42
                                    --------------  -----------------  ----------------  ----------------  ---------------
Net assets (Note 6)                 $      260,955  $       1,583,411  $        703,077  $         66,677  $       255,452
----------------------------------  ==============  =================  ================  ================  ===============

(a)  Investment shares                      45,070            230,147            81,093             8,890           34,755
     Investments at cost            $      494,138  $       2,316,796  $      1,060,366  $        112,646  $       360,247

                                        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse        JNL/
                                      Guardian Global         Guardian       Guardian U.S.    Global Natural    Credit Suisse
                                        Diversified        International     Growth Equity      Resources         Long/Short
                                    Research Portfolio  Small Cap Portfolio    Portfolio        Portfolio         Portfolio
                                    ------------------  -------------------  -------------  -----------------   -------------
Assets
Investments, at value (a)           $        1,374,978  $             3,995  $   2,669,487  $         245,028   $      27,540
Receivables:
   Investment securities sold                       78                   --            127                 35               1
   Sub-account units sold                           --                   --             --                 --              --
                                    ------------------  -------------------  -------------  -----------------   -------------
Total assets                                 1,375,056                3,995      2,669,614            245,063          27,541
                                    ------------------  -------------------  -------------  -----------------   -------------
Liabilities
Payables:
   Investment securities purchased                  --                   --             --                 --              --
   Sub-account units redeemed                       20                   --             14                 25              --
   Insurance fees due to Jackson                    58                   --            113                 10               1
                                    ------------------  -------------------  -------------  -----------------   -------------
Total liabilities                                   78                   --            127                 35               1
                                    ------------------  -------------------  -------------  -----------------   -------------
Net assets (Note 6)                 $        1,374,978  $             3,995  $   2,669,487  $         245,028   $      27,540
----------------------------------  ==================  ===================  =============  =================   =============

(a)  Investment shares                          89,634                  880        190,678             38,770           4,507
     Investments at cost            $        2,386,684  $             4,344  $   4,012,588  $         402,841   $      38,147

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                                                                       JNL/Franklin
                                     JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                    Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                     Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                    -----------  ---------------  ------------------  -------------  ----------------
Assets
Investments, at value (a)           $ 2,211,737  $       492,745  $          351,528  $     126,538  $        315,518
Receivables:
   Investment securities sold                95               27                  91              5                14
   Sub-account units sold                    57               --                  --             --                --
                                    -----------  ---------------  ------------------  -------------  ----------------
Total assets                          2,211,889          492,772             351,619        126,543           315,532
                                    -----------  ---------------  ------------------  -------------  ----------------
Liabilities
Payables:
   Investment securities purchased           57               --                  --             --                --
   Sub-account units redeemed                 2                6                  76             --                --
   Insurance fees due to Jackson             93               21                  15              5                14
                                    -----------  ---------------  ------------------  -------------  ----------------
Total liabilities                           152               27                  91              5                14
                                    -----------  ---------------  ------------------  -------------  ----------------
Net assets (Note 6)                 $ 2,211,737  $       492,745  $          351,528  $     126,538  $        315,518
----------------------------------  ===========  ===============  ==================  =============  ================

(a)  Investment shares                  445,915           41,338              55,622         21,339            42,695
     Investments at cost            $ 4,422,785  $       736,793  $          533,113  $     207,809  $        442,047

                                                        JNL/Franklin        JNL/         JNL/Goldman         JNL/
                                      JNL/Franklin       Templeton      Goldman Sachs  Sachs Emerging  Goldman Sachs
                                    Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                    Shares Portfolio  Value Portfolio  Bond Portfolio     Portfolio    Value Portfolio
                                    ----------------  ---------------  --------------  --------------  ---------------
Assets
Investments, at value (a)           $        367,286  $       129,393  $    1,939,288  $        2,913  $       188,081
Receivables:
   Investment securities sold                     16               45              84              --                8
   Sub-account units sold                         --               --          21,349              --               --
                                    ----------------  ---------------  --------------  --------------  ---------------
Total assets                                 367,302          129,438       1,960,721           2,913          188,089
                                    ----------------  ---------------  --------------  --------------  ---------------
Liabilities
Payables:
   Investment securities purchased                --               --          21,349              --               --
   Sub-account units redeemed                     --               40               3              --               --
   Insurance fees due to Jackson                  16                5              81              --                8
                                    ----------------  ---------------  --------------  --------------  ---------------
Total liabilities                                 16               45          21,433              --                8
                                    ----------------  ---------------  --------------  --------------  ---------------
Net assets (Note 6)                 $        367,286  $       129,393  $    1,939,288  $        2,913  $       188,081
----------------------------------  ================  ===============  ==============  ==============  ===============

(a)  Investment shares                        59,240           19,695         181,073             301           28,891
     Investments at cost            $        575,853  $       204,761  $    2,060,390  $        2,775  $       323,702

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                        JNL/                                         JNL/JPMorgan
                                    Goldman Sachs     JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                    Short Duration   International   MidCap Growth  & Quality Bond   Emerging Markets
                                    Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                    --------------  ---------------  -------------  ---------------  ----------------
Assets
Investments, at value (a)           $      261,021  $     1,848,336  $     618,934  $       739,317  $        519,238
Receivables:
   Investment securities sold                   48               78             35               42                47
   Sub-account units sold                       --            3,795             --               --             1,300
                                    --------------  ---------------  -------------  ---------------  ----------------
Total assets                               261,069        1,852,209        618,969          739,359           520,585
                                    --------------  ---------------  -------------  ---------------  ----------------
Liabilities
Payables:
   Investment securities purchased              --            3,795             --               --             1,300
   Sub-account units redeemed                   37               --              9               11                25
   Insurance fees due to Jackson                11               78             26               31                22
                                    --------------  ---------------  -------------  ---------------  ----------------
Total liabilities                               48            3,873             35               42             1,347
                                    --------------  ---------------  -------------  ---------------  ----------------
Net assets (Note 6)                 $      261,021  $     1,848,336  $     618,934  $       739,317  $        519,238
----------------------------------  ==============  ===============  =============  ===============  ================

(a)  Investment shares                      27,887          323,136         55,510           60,352            88,306
     Investments at cost            $      278,591  $     3,115,487  $   1,090,570  $       723,480  $        903,718

                                       JNL/Lazard        JNL/Lazard        JNL/M&G        JNL/M&G       JNL/MCM
                                         Mid Cap          Small Cap     Global Basics  Global Leaders   10 x 10
                                    Equity Portfolio  Equity Portfolio    Portfolio      Portfolio     Portfolio
                                    ----------------  ----------------  -------------  --------------  ---------
Assets
Investments, at value (a)           $      2,277,702  $      2,048,496  $          --  $           --  $ 716,279
Receivables:
   Investment securities sold                    104               115             --              --         31
   Sub-account units sold                        204                59             --              --         --
                                    ----------------  ----------------  -------------  --------------  ---------
Total assets                               2,278,010         2,048,670             --              --    716,310
                                    ----------------  ----------------  -------------  --------------  ---------
Liabilities
Payables:
   Investment securities purchased               204                59             --              --         --
   Sub-account units redeemed                      7                29             --              --         --
   Insurance fees due to Jackson                  97                86             --              --         31
                                    ----------------  ----------------  -------------  --------------  ---------
Total liabilities                                308               174             --              --         31
                                    ----------------  ----------------  -------------  --------------  ---------
Net assets (Note 6)                 $      2,277,702  $      2,048,496  $          --  $           --  $ 716,279
----------------------------------  ================  ================  =============  ==============  =========

(a)  Investment shares                       333,974           334,722             --              --    115,715
     Investments at cost            $      4,203,709  $      3,810,739  $          --  $           --  $ 796,733

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                              JNL/MCM        JNL/MCM        JNL/MCM            JNL/MCM
                                 JNL/MCM     Bond Index  Communications   Consumer Brand    Dow Dividend
                               25 Portfolio  Portfolio   Sector Portfolo  Sector Portfolio   Portfolio
                               ------------  ----------  ---------------  ----------------  ------------
Assets
Investments, at value (a)      $    165,354  $  484,539  $       101,239  $         18,827  $     68,266
Receivables:
   Investment securities sold             7          95               15                 1             3
   Sub-account units sold                --          --               --                --            --
                               ------------  ----------  ---------------  ----------------  ------------
Total assets                        165,361     484,634          101,254            18,828        68,269
                               ------------  ----------  ---------------  ----------------  ------------
Liabilities
Payables:
   Investment securities
      purchased                          --          --               --                --            --
   Sub-account units redeemed            --          75               11                --            --
   Insurance fees due to
      Jackson                             7          20                4                 1             3
                               ------------  ----------  ---------------  ----------------  ------------
Total liabilities                         7          95               15                 1             3
                               ------------  ----------  ---------------  ----------------  ------------
Net assets (Note 6)            $    165,354  $  484,539  $       101,239  $         18,827  $     68,266
-----------------------------  ============  ==========  ===============  ================  ============

(a)  Investment shares               23,388      43,810           42,359             3,071        12,665
     Investments at cost       $    217,389  $  486,635  $       201,216  $         31,335  $    100,840

                                  JNL/MCM
                                  Enhanced         JNL/MCM        JNL/MCM           JNL/MCM        JNL/MCM
                                S&P 500 Stock    European 30     Financial         Healthcare      Index 5
                               Index Portfolio   Portfolio    Sector Portfolio  Sector Portfolio  Portfolio
                               ---------------  ------------  ----------------  ----------------  ---------
Assets
Investments, at value (a)      $     2,932,037  $         --  $        162,232  $        186,961  $ 156,720
Receivables:
   Investment securities sold              135            --                 7                 8         55
   Sub-account units sold                   --            --                --                --         --
                               ---------------  ------------  ----------------  ----------------  ---------
Total assets                         2,932,172            --           162,239           186,969    156,775
                               ---------------  ------------  ----------------  ----------------  ---------
Liabilities
Payables:
   Investment securities
      purchased                             --            --                --                --           --
   Sub-account units redeemed               11            --                --                --           48
   Insurance fees due to
      Jackson                              124            --                 7                 8            7
                               ---------------  ------------  ----------------  ----------------  -----------
Total liabilities                          135            --                 7                 8           55
                               ---------------  ------------  ----------------  ----------------  -----------
Net assets (Note 6)            $     2,932,037  $         --  $        162,232  $        186,961  $   156,720
-----------------------------  ===============  ============  ================  ================  ===========
(a)  Investment shares                 658,885            --            29,604            19,618       22,946
     Investments at cost       $     4,804,034  $         --  $        266,538  $        240,477  $   199,241

                     See notes to the financial Statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                  JNL/MCM         JNL/MCM       JNL/MCM      JNL/MCM         JNL/MCM
                                International      JNL 5     JNL Optimized   Nasdaq 25  NYSE International
                               Index Portfolio   Portfolio    5 Portfolio    Portfolio     25 Portfolio
                               ---------------  -----------  -------------  ----------  ------------------
Assets

Investments, at value (a)      $       564,181  $ 4,659,357  $     189,979  $   70,723  $           50,549
Receivables:
   Investment securities
      sold                                  40        5,505            148           3                   2
   Sub-account units sold                  324          147             --          --                  --
                               ---------------  -----------  -------------  ----------  ------------------
Total assets                           564,545    4,665,009        190,127      70,726              50,551
                               ---------------  -----------  -------------  ----------  ------------------
Liabilities
Payables:
   Investment securities
      purchased                            324          147             --          --                  --
   Sub-account units redeemed               16        5,308            140          --                  --
   Insurance fees due to
      Jackson                               24          197              8           3                   2
                               ---------------  -----------  -------------  ----------  ------------------
Total liabilities                          364        5,652            148           3                   2
                               ---------------  -----------  -------------  ----------  ------------------
Net assets (Note 6)            $       564,181  $ 4,659,357  $     189,979  $   70,723  $           50,549
-----------------------------  ===============  ===========  =============  ==========  ==================

(a)  Investment shares                  59,955      738,408         32,091       9,648               8,979
     Investments at cost       $       926,838  $ 8,166,079  $     351,349  $   72,439  $           78,879

                                   JNL/MCM          JNL/MCM       JNL/MCM        JNL/MCM          JNL/MCM
                                   Oil & Gas     Pacific Rim 30    S&P 24      S&P 400 MidCap     S&P 500
                               Sector Portfolio    Portfolio      Portfolio   Index Portfolio  Index Portfolio
                               ----------------  --------------  ----------  ----------------  ---------------
Assets

Investments, at value (a)      $      1,494,825  $           --  $   24,567  $        338,951  $       540,146
Receivables:
   Investment securities
      sold                                2,213              --           1                14               26
   Sub-account units sold                    --              --          --               324              432
                               ----------------  --------------  ----------  ----------------  ---------------
Total assets                          1,497,038              --      24,568           339,289          540,604
                               ----------------  --------------  ----------  ----------------  ---------------
Liabilities
Payables:
   Investment securities
      purchased                              --              --          --               324              432
   Sub-account units redeemed             2,150              --          --                --                3
   Insurance fees due to
      Jackson                                63              --           1                14               23
                               ----------------  --------------  ----------  ----------------  ---------------
Total liabilities                         2,213              --           1               338              458
                               ----------------  --------------  ----------  ----------------  ---------------
Net assets (Note 6)            $      1,494,825  $           --  $   24,567  $        338,951  $       540,146
-----------------------------  ================  ==============  ==========  ================  ===============

(a)  Investment shares                   73,097              --       3,338            41,487           71,637
     Investments at cost       $      2,139,048  $           --  $   24,716  $        579,964  $       798,790

                     See notes to the financial Statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                      JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                      S&P SMid    Select Small-Cap     Small Cap       Technology      Value Line 30
                                    60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                    ------------  ----------------  ---------------  ----------------  -------------
Assets
Investments, at value (a)           $     55,300  $         50,226  $       304,287  $        127,511  $      94,488
Receivables:
   Investment securities sold                  2                 2               13                 5              4
   Sub-account units sold                     --                --            1,743                --          1,987
                                    ------------  ----------------  ---------------  ----------------  -------------
Total assets                              55,302            50,228          306,043           127,516         96,479
                                    ------------  ----------------  ---------------  ----------------  -------------
Liabilities
Payables:
   Investment securities purchased            --                --            1,743                --          1,987
   Sub-account units redeemed                 --                --               --                --             --
   Insurance fees due to Jackson               2                 2               13                 5              4
                                    ------------  ----------------  ---------------  ----------------  -------------
Total liabilities                              2                 2            1,756                 5          1,991
                                    ------------  ----------------  ---------------  ----------------  -------------
Net assets (Note 6)                 $     55,300  $         50,226  $       304,287  $        127,511  $      94,488
----------------------------------  ============  ================  ===============  ================  =============

(a)  Investment shares                     9,453             5,401           38,131            32,363         10,031
     Investments at cost            $     73,739  $         89,405  $       459,865  $        182,120  $     151,215

                                                       JNL/
                                                    Oppenheimer       JNL/PAM       JNL/PAM     JNL/PIMCO
                                      JNL/MCM      Global Growth   Asia ex-Japan  China-India  Real Return
                                    VIP Portfolio    Portfolio       Portfolio     Portfolio    Portfolio
                                    -------------  --------------  -------------  -----------  -----------
Assets
Investments, at value (a)           $     430,305  $    1,640,780  $      57,670  $     5,916  $   709,622
Receivables:
   Investment securities sold                  40              96            119           --          219
   Sub-account units sold                      --              --             --           --           --
                                    -------------  --------------  -------------  -----------  -----------
Total assets                              430,345       1,640,876         57,789        5,916      709,841
                                    -------------  --------------  -------------  -----------  -----------
Liabilities
Payables:
   Investment securities purchased             --              --             --           --           --
   Sub-account units redeemed                  22              27            117           --          189
   Insurance fees due to Jackson               18              69              2           --           30
                                    -------------  --------------  -------------  -----------  -----------
Total liabilities                              40              96            119           --          219
                                    -------------  --------------  -------------  -----------  -----------
Net assets (Note 6)                 $     430,305  $    1,640,780  $      57,670  $     5,916  $   709,622
----------------------------------  =============  ==============  =============  ===========  ===========

(a)  Investment shares                     85,040         234,397         12,015        1,399       70,260
     Investments at cost            $     782,084  $    2,540,405  $      56,410  $     7,362  $   795,143

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                                        JNL/           JNL/           JNL/            JNL/
                                      JNL/PIMCO     PPM America    PPM America     PPM America     PPM America
                                     Total Return   Core Equity     High Yield    Mid Cap Value  Small Cap Value
                                    Bond Portfolio   Portfolio    Bond Portfolio    Portfolio       Portfolio
                                    --------------  ------------  --------------  -------------  ---------------
Assets
Investments, at value (a)           $    7,035,379  $     41,043  $    1,368,209  $      24,851  $        25,575
Receivables:
   Investment securities sold                  362             2              63             41               41
   Sub-account units sold                      284            --              --             --               --
                                    --------------  ------------  --------------  -------------  ---------------
Total assets                             7,036,025        41,045       1,368,272         24,892           25,616
                                    --------------  ------------  --------------  -------------  ---------------
Liabilities
Payables:
   Investment securities purchased             284            --              --             --               --
   Sub-account units redeemed                   66            --               5             40               40
   Insurance fees due to Jackson               296             2              58              1                1
                                    --------------  ------------  --------------  -------------  ---------------
Total liabilities                              646             2              63             41               41
                                    --------------  ------------  --------------  -------------  ---------------
Net assets (Note 6)                 $    7,035,379  $     41,043  $    1,368,209  $      24,851  $        25,575
----------------------------------  ==============  ============  ==============  =============  ===============

(a)   Investment shares                    635,536         3,294         306,773          4,422            4,079
      Investments at cost           $    7,385,222  $     59,559  $    2,229,549  $      27,734  $        28,036

                                        JNL/            JNL/                     JNL/S&P
                                    PPM America   Red Rocks Listed             Competitive      JNL/S&P
                                    Value Equity   Private Equity   JNL/S&P 4   Advantage     Disciplined
                                     Portfolio       Portfolio      Portfolio   Portfolio   Growth Portfolio
                                    ------------  ----------------  ---------  -----------  ----------------
Assets
Investments, at value (a)           $     66,216  $          7,103  $  37,290  $    20,027  $         53,785
Receivables:
   Investment securities sold                 55                --          2            1               148
   Sub-account units sold                     --                --         --           --                --
                                    ------------  ----------------  ---------  -----------  ----------------
Total assets                              66,271             7,103     37,292       20,028            53,933
                                    ------------  ----------------  ---------  -----------  ----------------
Liabilities
Payables:
   Investment securities purchased            --                --         --           --                --
   Sub-account units redeemed                 52                --         --           --               146
   Insurance fees due to Jackson               3                --          2            1                 2
                                    ------------  ----------------  ---------  -----------  ----------------
Total liabilities                             55                --          2            1               148
                                    ------------  ----------------  ---------  -----------  ----------------
Net assets (Note 6)                 $     66,216  $          7,103  $  37,290  $    20,027  $         53,785
----------------------------------  ============  ================  =========  ===========  ================

(a)   Investment shares                    8,747             1,202      5,492        2,902             8,524
      Investments at cost           $    117,501  $          7,802  $  41,595  $    26,455  $         89,187

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                                            JNL/S&P           JNL/S&P                             JNL/
                                         JNL/S&P          Disciplined     Dividend Income      JNL/S&P        S&P Managed
                                       Disciplined          Moderate         & Growth      Intrinsic Value     Aggressive
                                    Moderate Portfolio  Growth Portfolio     Portfolio        Portfolio     Growth Portfolio
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Assets
Investments, at value (a)           $           73,455  $         76,102  $        99,940  $        17,899  $      4,202,440
Receivables:
   Investment securities sold                        3                 3                4                1               194
   Sub-account units sold                           --                --               --               --             3,277
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Total assets                                    73,458            76,105           99,944           17,900         4,205,911
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Liabilities
Payables:
   Investment securities purchased                  --                --               --               --             3,277
   Sub-account units redeemed                       --                --               --               --                18
   Insurance fees due to Jackson                     3                 3                4                1               176
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Total liabilities                                    3                 3                4                1             3,471
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net assets (Note 6)                 $           73,455  $         76,102  $        99,940  $        17,899  $      4,202,440
----------------------------------  ==================  ================  ===============  ===============  ================

(a)  Investment shares                           9,515            11,175           14,196            2,882           500,887
     Investments at cost            $           98,074  $        117,746  $       105,449  $        23,510  $      5,584,893

                                        JNL/                           JNL/            JNL/
                                     S&P Managed        JNL/        S&P Managed     S&P Managed        JNL/S&P
                                    Conservative    S&P Managed       Moderate       Moderate      Retirement 2015
                                      Portfolio   Growth Portfolio   Portfolio   Growth Portfolio     Portfolio
                                    ------------  ----------------  -----------  ----------------  ---------------
Assets
Investments, at value (a)           $    835,751  $     10,506,869  $ 1,502,547  $      6,964,012  $            --
Receivables:
   Investment securities sold                108             1,022           65               952               --
   Sub-account units sold                     --                --           --                --               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Total assets                             835,859        10,507,891    1,502,612         6,964,964               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Liabilities
Payables:
   Investment securities purchased            --                --           --                --               --
   Sub-account units redeemed                 74               580           --               658               --
   Insurance fees due to Jackson              34               442           65               294               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Total liabilities                            108             1,022           65               952               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Net assets (Note 6)                 $    835,751  $     10,506,869  $ 1,502,547  $      6,964,012  $            --
----------------------------------  ============  ================  ===========  ================  ===============

(a)  Investment shares                    89,385         1,323,283      167,508           792,265               --
     Investments at cost            $    970,803  $     14,882,031  $ 1,690,598  $      9,032,216  $            --

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2008

                                                                          JNL/
                                       JNL/S&P          JNL/S&P       S&P Retirement    JNL/S&P    JNL/Select
                                    Retirement 2020  Retirement 2025     Income       Total Yield   Balanced
                                      Portfolio        Portfolio        Portfolio      Portfolio   Portfolio
                                    ---------------  ---------------  --------------  -----------  ----------
Assets

Investments, at value (a)           $       108,047  $            --  $      154,223  $    43,921  $3,965,126
Receivables:
   Investment securities sold                     5               --              34            2         202
   Sub-account units sold                        --               --              --           --          --
                                    ---------------  ---------------  --------------  -----------  ----------
Total assets                                108,052               --         154,257       43,923   3,965,328
                                    ---------------  ---------------  --------------  -----------  ----------
Liabilities

Payables:
   Investment securities purchased               --               --              --           --          --
   Sub-account units redeemed                    --               --              28           --          34
   Insurance fees due to Jackson                  5               --               6            2         168
                                    ---------------  ---------------  --------------  -----------  ----------
Total liabilities                                 5               --              34            2         202
                                    ---------------  ---------------  --------------  -----------  ----------
Net assets (Note 6)                 $       108,047  $            --  $      154,223  $    43,921  $3,965,126
----------------------------------  ===============  ===============  ==============  ===========  ==========

(a)  Investment shares                       14,179               --          17,117        6,895     309,292
     Investments at cost            $       153,101  $            --  $      170,857  $    66,175  $5,050,335

                                     JNL/Select       JNL/         JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                    Money Market  Select Value  Price Established   Price Mid-Cap    Price Value
                                     Portfolio     Portfolio    Growth Portfolio   Growth Portfolio   Portfolio
                                    ------------  ------------  -----------------  ----------------  -----------
Assets

Investments, at value (a)           $  3,767,513  $    566,471  $       3,336,233  $      4,108,653  $ 1,345,227
Receivables:
   Investment securities sold             32,842            52                191               200           57
   Sub-account units sold                     --            --                 --                --           --
                                    ------------  ------------  -----------------  ----------------  -----------
Total assets                           3,800,355       566,523          3,336,424         4,108,853    1,345,284
                                    ------------  ------------  -----------------  ----------------  -----------
Liabilities

Payables:
   Investment securities purchased            --            --                 --                --           --
   Sub-account units redeemed             32,680            28                 50                27           --
   Insurance fees due to Jackson             162            24                141               173           57
                                    ------------  ------------  -----------------  ----------------  -----------
Total liabilities                         32,842            52                191               200           57
                                    ------------  ------------  -----------------  ----------------  -----------
Net assets (Note 6)                 $  3,767,513  $    566,471  $       3,336,233  $      4,108,653  $ 1,345,227
----------------------------------  ============  ============  =================  ================  ===========

(a)  Investment shares                 3,767,513        44,958            262,696           253,464      192,726
     Investments at cost            $  3,767,512  $    844,703  $      4,864,732   $      6,373,128  $ 2,417,116

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                             JNL/Capital
                                    JNL/AIM Global      JNL/AIM            JNL/AIM          JNL/AIM       Guardian Global
                                     Real Estate     International        Large Cap        Small Cap         Balanced
                                      Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                    --------------  ----------------  ----------------  ----------------  ---------------
Investment income
   Dividends                        $        7,673  $          9,818  $          1,396  $             --  $         3,479
                                    --------------  ----------------  ----------------  ----------------  ---------------

Expenses
   Insurance Charges (Note 3)                7,154            36,003            13,898             1,239            8,430
                                    --------------  ----------------  ----------------  ----------------  ---------------
Total expenses                               7,154            36,003            13,898             1,239            8,430
                                    --------------  ----------------  ----------------  ----------------  ---------------
Net investment income (loss)                   519           (26,185)          (12,502)           (1,239)          (4,951)
                                    --------------  ----------------  ----------------  ----------------  ---------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from companies             60,074           406,217            46,298             9,915           31,825
   Investments                            (113,753)          114,324           (68,313)           (9,727)        (122,142)
Net change in unrealized
   appreciation (depreciation)
   on investments                         (172,973)       (1,696,576)         (420,539)          (45,129)        (128,147)
                                    --------------  ----------------  ----------------  ----------------  ---------------
Net realized and unrealized gain
   (loss)                                 (226,652)       (1,176,035)         (442,554)          (44,941)        (218,464)
                                    --------------  ----------------  ----------------  ----------------  ---------------

Net increase (decrease) in net
   assets from operations           $     (226,133) $     (1,202,220) $       (455,056) $        (46,180) $      (223,415)
----------------------------------  ==============  ================  ================  ================  ===============

                                        JNL/Capital        JNL/Capital        JNL/Capital   JNL/Credit Suisse       JNL/
                                     Guardian Global        Guardian         Guardian U.S.    Global Natural   Credit Suisse
                                       Diversified      International Small  Growth Equity       Resources       Long/Short
                                    Research Portfolio     Cap Portfolio       Portfolio         Portfolio       Portfolio
                                    ------------------  -------------------  -------------  -----------------  -------------
Investment income
   Dividends                        $               --  $                46  $          97  $             245  $          --
                                    ------------------  -------------------  -------------  -----------------  -------------

Expenses
   Insurance Charges (Note 3)                   36,904                   73         63,408              8,071            430
                                    ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                  36,904                   73         63,408              8,071            430
                                    ------------------  -------------------  -------------  -----------------  -------------
Net investment income (loss)                   (36,904)                 (27)       (63,311)            (7,826)          (430)
                                    ------------------  -------------------  -------------  -----------------  -------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from companies                     --                   --             --             14,012          2,490
   Investments                                (192,102)              (2,382)       (36,677)          (141,387)        (3,025)
Net change in unrealized
   appreciation (depreciation)
   on investments                             (986,040)                (348)    (1,854,927)          (198,925)       (10,011)
                                    ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain
   (loss)                                   (1,178,142)              (2,730)    (1,891,604)          (326,300)       (10,546)
                                    ------------------  -------------------  -------------  -----------------  -------------

Net increase (decrease) in net
   assets from operations           $       (1,215,046) $            (2,757) $  (1,954,915) $        (334,126) $     (10,976)
----------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                                                      JNL/Franklin
                                     JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                    Core Equity  SmallCap Equity  Templeton Founding  Global Growth     Templeton
                                      Portfolio     Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                    -----------  ---------------  ------------------  ------------   ----------------
Investment income
   Dividends                        $    85,085  $            --  $            6,184  $          30  $            382
                                    -----------  ---------------  ------------------  -------------  ----------------

Expenses
   Insurance Charges (Note 3)            54,018            6,512              10,270          2,881             7,103
                                    -----------  ---------------  ------------------  -------------  ----------------
Total expenses                           54,018            6,512              10,270          2,881             7,103
                                    -----------  ---------------  ------------------  -------------  ----------------
Net investment income (loss)             31,067           (6,512)             (4,086)        (2,851)           (6,721)
                                    -----------  ---------------  ------------------  -------------  ----------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                            872,842           31,276                 235             14                --
   Investments                         (192,319)        (101,459)           (194,088)       (13,781)          (40,460)
Net change in unrealized
   appreciation (depreciation) on
   investments                       (2,298,443)        (194,161)           (165,720)       (79,305)         (113,401)
                                    -----------  ---------------  ------------------  -------------  ----------------
Net realized and unrealized gain
   (loss)                            (1,617,920)        (264,344)           (359,573)       (93,072)         (153,861)
                                    -----------  ---------------  ------------------  -------------  ----------------

Net increase (decrease) in net
   assets from operations           $(1,586,853) $      (270,856) $         (363,659) $     (95,923) $       (160,582)
----------------------------------  ===========  ===============  ==================  =============  ================

                                                        JNL/Franklin        JNL/        JNL/Goldman          JNL/
                                     JNL/Franklin        Templeton     Goldman Sachs   Sachs Emerging   Goldman Sachs
                                    Templeton Mutual     Small Cap       Core Plus      Markets Debt       Mid Cap
                                    Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                    ----------------  ---------------  --------------  --------------  ---------------
Investment income
   Dividends                        $             --  $         1,418  $       80,633  $           --  $         2,530
                                    ----------------  ---------------  --------------  --------------  ---------------

Expenses
   Insurance Charges (Note 3)                  8,374            2,514          38,016               5            5,191
                                    ----------------  ---------------  --------------  --------------  ---------------
Total expenses                                 8,374            2,514          38,016               5            5,191
                                    ----------------  ---------------  --------------  --------------  ---------------
Net investment income (loss)                  (8,374)          (1,096)         42,617              (5)          (2,661)
                                    ----------------  ---------------  --------------  --------------  ---------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   1,251           12,429          31,664              --           33,756
   Investments                               (33,478)         (20,207)         27,926              --          (33,707)
Net change in unrealized
   appreciation (depreciation) on
   investments                              (204,129)         (59,276)       (270,463)            138         (144,824)
                                    ----------------  ---------------  --------------  --------------  ---------------
Net realized and unrealized gain
   (loss)                                   (236,356)         (67,054)       (210,873)            138         (144,775)
                                    ----------------  ---------------  --------------  --------------  ---------------

Net increase (decrease) in net
   assets from operations           $       (244,730) $       (68,150) $     (168,256) $          133  $      (147,436)
----------------------------------  ================  ===============  ==============  ==============  ===============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                         JNL/                                        JNL/JPMorgan
                                    Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                    Short Duration   International   MidCap Growth  & Quality Bond   Emerging Markets
                                    Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                    --------------  ---------------  -------------  ---------------  ----------------
Investment income
   Dividends                        $       11,056  $        57,401  $          --  $        16,190  $          5,795
                                    --------------  ---------------  -------------  ---------------  ----------------

Expenses
   Insurance Charges (Note 3)                8,112           49,702         15,748            6,891            10,499
                                    --------------  ---------------  -------------  ---------------  ----------------
Total expenses                               8,112           49,702         15,748            6,891            10,499
                                    --------------  ---------------  -------------  ---------------  ----------------
Net investment income (loss)                 2,944            7,699        (15,748)           9,299            (4,704)
                                    --------------  ---------------  -------------  ---------------  ----------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                              1,070          443,037             --               --            92,916
   Investments                              (8,305)         (54,545)       (88,205)             704           (74,865)
Net change in unrealized
   appreciation (depreciation)
   on investments                          (30,914)      (2,208,627)      (457,587)          17,588          (436,178)
                                    --------------  ---------------  -------------  ---------------  ----------------
Net realized and unrealized gain
   (loss)                                  (38,149)      (1,820,135)      (545,792)          18,292          (418,127)
                                    --------------  ---------------  -------------  ---------------  ----------------

Net increase (decrease) in net
   assets from operations           $      (35,205) $    (1,812,436) $    (561,540) $        27,591  $       (422,831)
----------------------------------  ==============  ===============  =============  ===============  ================

                                       JNL/Lazard       JNL/Lazard        JNL/M&G        JNL/M&G       JNL/MCM
                                        Mid Cap          Small Cap     Global Basics  Global Leaders   10 x 10
                                    Equity Portfolio  Equity Portfolo   Portfolio(a)   Portfolio(a)   Portfolio
                                    ----------------  ---------------  -------------  --------------  ---------
Investment income
   Dividends                        $         41,588  $            --  $          --  $           --  $   8,012
                                    ----------------  ---------------  -------------  --------------  ---------

Expenses
   Insurance Charges (Note 3)                 56,577           52,125             --              --      2,742
                                    ----------------  ---------------  -------------  --------------  ---------
Total expenses                                56,577           52,125             --              --      2,742
                                    ----------------  ---------------  -------------  --------------  ---------
Net investment income (loss)                 (14,989)         (52,125)            --              --      5,270
                                    ----------------  ---------------  -------------  --------------  ---------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                               16,036           66,566             --              --       6,527
   Investments                              (416,071)        (441,039)            --              --     (9,323)
Net change in unrealized
   appreciation (depreciation)
   on investments                         (1,251,014)      (1,059,192)            --              --    (74,520)
                                    ----------------  ---------------  -------------  --------------  ---------
Net realized and unrealized gain
   (loss)                                 (1,651,049)      (1,433,665)            --              --    (77,316)
                                    ----------------  ---------------  -------------  --------------  ---------

Net increase (decrease) in net
   assets from operations           $     (1,666,038) $    (1,485,790) $          --  $           --  $ (72,046)
----------------------------------  ================  ===============  =============  ==============  =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                   JNL/MCM        JNL/MCM           JNL/MCM         JNL/MCM
                                      JNL/MCM     Bond Index   Communications    Consumer Brands  Dow Dividend
                                    25 Portfolio  Portfolio   Sector Portfolio  Sector Portfolio   Portfolio
                                    ------------  ----------  ----------------  ----------------  ------------
Investment income
   Dividends                        $      7,857  $   17,404  $          7,115  $             67  $        474
                                    ------------  ----------  ----------------  ----------------  ------------

Expenses
   Insurance Charges (Note 3)                927       9,063             2,250               349           516
                                    ------------  ----------  ----------------  ----------------  ------------
Total expenses                               927       9,063             2,250               349           516
                                    ------------  ----------  ----------------  ----------------  ------------
Net investment income (loss)               6,930       8,341             4,865              (282)          (42)
                                    ------------  ----------  ----------------  ----------------  ------------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                           20,496          --            23,742             3,270           398
   Investments                            (3,160)     13,266            (8,974)           (1,975)         (342)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (49,585)    (18,414)          (95,727)           (9,983)      (32,574)
                                    ------------  ----------  ----------------  ----------------  ------------
Net realized and unrealized gain
   (loss)                                (32,249)     (5,148)          (80,959)           (8,688)      (32,518)
                                    ------------  ----------  ----------------  ----------------  ------------

Net increase (decrease) in net
   assets from operations           $    (25,319) $    3,193  $        (76,094) $         (8,970) $    (32,560)
----------------------------------  ============  ==========  ================  ================  ============

                                        JNL/MCM
                                       Enhanced        JNL/MCM         JNL/MCM           JNL/MCM        JNL/MCM
                                     S&P 500 Stock    European 30     Financial         Healthcare      Index 5
                                    Index Portfolio  Portfolio(a)  Sector Portfolio  Sector Portfolio  Portfolio
                                    ---------------  ------------  ----------------  ----------------  ---------
Investment income
   Dividends                        $        59,547  $         --  $          2,964  $          1,629  $   1,664
                                    ---------------  ------------  ----------------  ----------------  ---------

Expenses
   Insurance Charges (Note 3)                65,289            --             2,233             4,159      1,209
                                    ---------------  ------------  ----------------  ----------------  ---------
Total expenses                               65,289            --             2,233             4,159      1,209
                                    ---------------  ------------  ----------------  ----------------  ---------
Net investment income (loss)                 (5,742)           --               731            (2,530)       455
                                    ---------------  ------------  ----------------  ----------------  ---------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                             460,947            --            12,761            10,542      2,210
   Investments                              (84,709)           --           (29,355)          (10,567)    (1,741)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (2,303,079)           --           (76,564)          (78,822)   (42,867)
                                    ---------------  ------------  ----------------  ----------------  ---------
Net realized and unrealized gain
   (loss)                                (1,926,841)           --           (93,158)          (78,847)   (42,398)
                                    ---------------  ------------  ----------------  ----------------  ---------

Net increase (decrease) in net
   assets from operations           $    (1,932,583) $         --  $        (92,427) $        (81,377) $ (41,943)
----------------------------------  ===============  ============  ================  ================  =========

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                      JNL/MCM        JNL/MCM       JNL/MCM      JNL/MCM        JNL/MCM
                                   International      JNL 5     JNL Optimized  Nasdaq 25  NYSE International
                                  Index Portfolio   Portfolio    5 Portfolio   Portfolio     25 Portfolio
                                  ---------------  -----------  -------------  ---------  ------------------
Investment income
   Dividends                      $        17,436  $   153,795  $          34  $      30  $                9
                                  ---------------  -----------  -------------  ---------  ------------------
Expenses
   Insurance Charges (Note 3)              15,481      128,315          6,909        165                 443
                                  ---------------  -----------  -------------  ---------  ------------------
Total expenses                             15,481      128,315          6,909        165                 443
                                  ---------------  -----------  -------------  ---------  ------------------
Net investment income (loss)                1,955       25,480         (6,875)      (135)               (434)
                                  ---------------  -----------  -------------  ---------  ------------------
Realized and unrealized
   gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                            18,125      894,903         15,588      5,630               3,693
   Investments                            (70,002)    (860,820)      (101,251)      (475)             (1,954)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (496,543)  (4,382,856)      (158,570)    (1,716)            (28,253)
                                  ---------------  -----------  -------------  ---------  ------------------
Net realized and unrealized
   gain (loss)                           (548,420)  (4,348,773)      (244,233)     3,439             (26,514)
                                  ---------------  -----------  -------------  ---------  ------------------
Net increase (decrease) in
   net assets from operations     $      (546,465) $(4,323,293) $    (251,108) $   3,304  $          (26,948)
--------------------------------  ===============  ===========  =============  =========  ==================

                                      JNL/MCM          JNL/MCM       JNL/MCM      JNL/MCM          JNL/MCM
                                      Oil & Gas     Pacific Rim 30   S&P 24    S&P 400 MidCap      S&P 500
                                  Sector Portfolio   Portfolio(a)   Portfolio  Index Portfolio  Index Portfolio
                                  ----------------  --------------  ---------  ---------------  ---------------
Investment income
   Dividends                      $         12,074  $           --  $      --  $         5,230  $        12,100
                                  ----------------  --------------  ---------  ---------------  ---------------
Expenses
   Insurance Charges (Note 3)               31,651              --         82            9,867           15,539
                                  ----------------  --------------  ---------  ---------------  ---------------
Total expenses                              31,651              --         82            9,867           15,539
                                  ----------------  --------------  ---------  ---------------  ---------------
Net investment income (loss)               (19,577)             --        (82)          (4,637)          (3,439)
                                  ----------------  --------------  ---------  ---------------  ---------------
Realized and unrealized
   gain (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                               138,529              --        297           35,110               --
   Investments                              83,151              --        (11)         (93,505)         (89,099)
Net change in unrealized
   appreciation (depreciation)
   on investments                       (1,066,415)             --       (149)        (233,101)        (366,363)
                                  ----------------  --------------  ---------  ---------------  ---------------
Net realized and unrealized
   gain (loss)                            (844,735)             --        137         (291,496)        (455,462)
                                  ----------------  --------------  ---------  ---------------  ---------------
Net increase (decrease) in
   net assets from operations     $       (864,312) $           --  $      55  $      (296,133) $      (458,901)
--------------------------------  ================  ==============  =========  ===============  ===============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                    JNL/MCM        JNL/MCM            JNL/MCM          JNL/MCM         JNL/MCM
                                    S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                  60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                  ------------  ----------------  ---------------  ----------------  -------------
Investment income
   Dividends                      $          9  $            227  $         4,989  $             31  $         453
                                  ------------  ----------------  ---------------  ----------------  -------------
Expenses
   Insurance Charges (Note 3)              334             1,186            8,002             1,743            907
                                  ------------  ----------------  ---------------  ----------------  -------------
Total expenses                             334             1,186            8,002             1,743            907
                                  ------------  ----------------  ---------------  ----------------  -------------
Net investment income (loss)              (325)             (959)          (3,013)           (1,712)          (454)
                                  ------------  ----------------  ---------------  ----------------  -------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                             1,587             8,623           21,522            11,763          3,590
   Investments                            (376)          (13,543)        (125,464)          (16,966)        (6,904)
Net change in unrealized
   appreciation (depreciation)
   on investments                      (18,354)          (25,691)        (138,184)          (58,094)       (56,727)
                                  ------------  ----------------  ---------------  ----------------  -------------
Net realized and unrealized
   gain (loss)                         (17,143)          (30,611)        (242,126)          (63,297)       (60,041)
                                  ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in
   net assets from operations     $    (17,468) $        (31,570) $      (245,139) $        (65,009) $     (60,495)
--------------------------------  ============  ================  ===============  ================  =============

                                                      JNL/
                                                  Oppenheimer      JNL/PAM       JNL/PAM      JNL/PIMCO
                                     JNL/MCM     Global Growth  Asia ex-Japan   China-India  Real Return
                                  VIP Portfolio    Portfolio     Portfolio(a)  Portfolio(a)   Portfolio
                                  -------------  -------------  -------------  ------------  -----------
Investment income
   Dividends                      $       9,303  $      32,081  $          33  $         --  $    11,029
                                  -------------  -------------  -------------  ------------  -----------
Expenses
   Insurance Charges (Note 3)            15,166         39,017             37            33       12,354
                                  -------------  -------------  -------------  ------------  -----------
Total expenses                           15,166         39,017             37            33       12,354
                                  -------------  -------------  -------------  ------------  -----------
Net investment income (loss)             (5,863)        (6,936)            (4)          (33)      (1,325)
                                  -------------  -------------  -------------  ------------  -----------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
   companies                            153,583        297,502             --            --       27,410
   Investments                          (51,730)        (9,589)            (7)         (259)     (54,176)
Net change in unrealized
   appreciation (depreciation)
   on investments                      (600,857)    (1,585,937)         1,260        (1,446)     (90,123)
                                  -------------  -------------  -------------  ------------  -----------
Net realized and unrealized
   gain (loss)                         (499,004)    (1,298,024)         1,253        (1,705)    (116,889)
                                  -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in
   net assets from operations     $    (504,867) $  (1,304,960) $       1,249  $     (1,738) $  (118,214)
--------------------------------  =============  =============  =============  ============  ===========

(a) Commencement of operations March 31, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                        JNL/          JNL/            JNL/            JNL/
                                       JNL/PIMCO    PPM America    PPM America    PPM America     PPM America
                                     Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                    Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                    --------------  -----------  --------------  -------------  ---------------
Investment income
   Dividends                        $      313,458  $       108  $      170,838  $          76  $            44
                                    --------------  -----------  --------------  -------------  ---------------
Expenses
   Insurance Charges (Note 3)              121,822          817          31,723             73               79
                                    --------------  -----------  --------------  -------------  ---------------
Total expenses                             121,822          817          31,723             73               79
                                    --------------  -----------  --------------  -------------  ---------------
Net investment income (loss)               191,636         (709)        139,115              3              (35)
                                    --------------  -----------  --------------  -------------  ---------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                            279,230           --              --             --               --
   Investments                             107,383       (2,065)       (124,101)           (28)             (26)
Net change in unrealized
   appreciation (depreciation)
   on investments                         (680,097)     (22,622)       (675,847)        (2,883)          (2,462)
                                    --------------  -----------  --------------  -------------  ---------------
Net realized and unrealized gain
   (loss)                                 (293,484)     (24,687)       (799,948)        (2,911)          (2,488)
                                    --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net
   assets from operations           $     (101,848) $   (25,396) $     (660,833) $      (2,908) $        (2,523)
----------------------------------  ==============  ===========  ==============  =============  ===============

                                        JNL/            JNL/                     JNL/S&P
                                     PPM America  Red Rocks Listed             Competitive       JNL/S&P
                                    Value Equity   Private Equity   JNL/S&P 4   Advantage      Disciplined
                                      Portfolio     Portfolio(b)    Portfolio   Portfolio   Growth Portfolio
                                    ------------  ----------------  ---------  -----------  ----------------
Investment income
   Dividends                        $      1,902  $             41  $       2  $       297  $            815
                                    ------------  ----------------  ---------  -----------  ----------------
Expenses
   Insurance Charges (Note 3)              1,283                14        185          158             1,173
                                    ------------  ----------------  ---------  -----------  ----------------
Total expenses                             1,283                14        185          158             1,173
                                    ------------  ----------------  ---------  -----------  ----------------
Net investment income (loss)                 619                27       (183)         139              (358)
                                    ------------  ----------------  ---------  -----------  ----------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                            9,705                --         --           --               498
   Investments                            (8,597)               (3)      (462)        (224)           (3,351)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (47,992)             (699)    (4,305)      (6,428)          (31,922)
                                    ------------  ----------------  ---------  -----------  ----------------
Net realized and unrealized gain
   (loss)                                (46,884)             (702)    (4,767)      (6,652)          (34,775)
                                    ------------  ----------------  ---------  -----------  ----------------
Net increase (decrease) in net
   assets from operations           $    (46,265) $           (675) $  (4,950) $    (6,513) $        (35,133)
----------------------------------  ============  ================  =========  ===========  ================

(a) Commencement of operations March 31, 2008.

(b) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                             JNL/S&P          JNL/S&P                             JNL/
                                          JNL/S&P          Disciplined    Dividend Income      JNL/S&P         S&P Managed
                                        Disciplined         Moderate          & Growth     Intrinsic Value     Aggressive
                                    Moderate Portfolio  Growth Portfolio     Portfolio        Portfolio     Growth Portfolio
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Investment income
   Dividends                        $              829  $            976  $         4,211  $           253  $         22,101
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Expenses
   Insurance Charges (Note 3)                    1,254             1,585            1,225              136           101,629
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Total expenses                                   1,254             1,585            1,225              136           101,629
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net investment income (loss)                      (425)             (609)           2,986              117           (79,528)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    387               613               84              164           284,895
   Investments                                    (352)           (2,031)          (6,443)            (253)          279,330
Net change in unrealized
   appreciation (depreciation)
   on investments                              (24,592)          (40,929)          (5,510)          (5,611)       (3,542,591)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net realized and unrealized gain
   (loss)                                      (24,557)          (42,347)         (11,869)          (5,700)       (2,978,366)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations           $          (24,982) $        (42,956) $        (8,883) $        (5,583) $     (3,057,894)
----------------------------------  ==================  ================  ===============  ===============  ================

                                        JNL/                            JNL/           JNL/
                                     S&P Managed        JNL/        S&P Managed     S&P Managed        JNL/S&P
                                    Conservative     S&P Managed      Moderate       Moderate      Retirement 2015
                                      Portfolio   Growth Portfolio   Portfolio   Growth Portfolio     Portfolio
                                    ------------  ----------------  -----------  ----------------  ---------------
Investment income
   Dividends                        $     33,221  $         78,676  $    63,470  $        195,391  $            --
                                    ------------  ----------------  -----------  ----------------  ---------------
Expenses
   Insurance Charges (Note 3)             13,514           248,620       12,777           155,392               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Total expenses                            13,514           248,620       12,777           155,392               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Net investment income (loss)              19,707          (169,944)      50,693            39,999               --
                                    ------------  ----------------  -----------  ----------------  ---------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                           12,544         1,093,229       37,235           368,835               --
   Investments                           (30,580)           13,283      (18,869)           17,225               --
Net change in unrealized
   appreciation (depreciation)
   on investments                       (132,091)       (7,664,141)    (201,215)       (3,646,802)              --
                                    ------------  ----------------  -----------  ----------------  ---------------
Net realized and unrealized gain
   (loss)                               (150,127)       (6,557,629)    (182,849)       (3,260,742)              --
                                    ------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net
   assets from operations           $   (130,420) $     (6,727,573) $  (132,156) $     (3,220,743) $            --
----------------------------------  ============  ================  ===========  ================  ===============

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2008

                                                                           JNL/
                                        JNL/S&P          JNL/S&P      S&P Retirement    JNL/S&P     JNL/Select
                                    Retirement 2020  Retirement 2025      Income      Total Yield    Balanced
                                       Portfolio        Portfolio        Portfolio     Portfolio     Portfolio
                                    ---------------  ---------------  --------------  -----------  ------------
Investment income
   Dividends                        $         1,411  $            --  $        2,422  $       727  $    112,797
                                    ---------------  ---------------  --------------  -----------  ------------
Expenses
   Insurance Charges (Note 3)                 1,169               --           1,526          578        78,387
                                    ---------------  ---------------  --------------  -----------  ------------
Total expenses                                1,169               --           1,526          578        78,387
                                    ---------------  ---------------  --------------  -----------  ------------
Net investment income (loss)                    242               --             896          149        34,410
                                    ---------------  ---------------  --------------  -----------  ------------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                               4,357               --           2,483           12       188,150
   Investments                               (6,644)              --          (2,028)        (434)      (80,202)
Net change in unrealized
   appreciation (depreciation) on
   investments                              (47,139)              --         (17,502)     (22,253)   (1,381,571)
                                    ---------------  ---------------  --------------  -----------  ------------
Net realized and unrealized gain
   (loss)                                   (49,426)              --         (17,047)     (22,675)   (1,273,623)
                                    ---------------  ---------------  --------------  -----------  ------------
Net increase (decrease) in net
   assets from operations           $       (49,184) $            --  $      (16,151) $   (22,526) $ (1,239,213)
----------------------------------  ===============  ===============  ==============  ===========  ============

                                     JNL/Select       JNL/          JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                    Money Market  Select Value  Price Established    Price Mid-Cap   Price Value
                                      Portfolio     Portfolio    Growth Portfolio  Growth Portfolio   Portfolio
                                    ------------  ------------  -----------------  ----------------  -----------
Investment income
   Dividends                        $     80,304  $        278  $           4,096  $             --  $    36,772
                                    ------------  ------------  -----------------  ----------------  -----------
Expenses
   Insurance Charges (Note 3)             58,245        13,093             82,367           102,187       28,540
                                    ------------  ------------  -----------------  ----------------  -----------
Total expenses                            58,245        13,093             82,367           102,187       28,540
                                    ------------  ------------  -----------------  ----------------  -----------
Net investment income (loss)              22,059       (12,815)           (78,271)         (102,187)       8,232
                                    ------------  ------------  -----------------  ----------------  -----------
Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                               --        12,154             35,994           407,381      220,201
   Investments                                 2       (41,892)           (57,136)          (67,482)    (120,698)
Net change in unrealized
   appreciation (depreciation) on
   investments                                (2)     (286,448)        (2,724,858)       (3,490,007)  (1,047,725)
                                    ------------  ------------  -----------------  ----------------  -----------
Net realized and unrealized gain
   (loss)                                     --      (316,186)        (2,746,000)       (3,150,108)    (948,222)
                                    ------------  ------------  -----------------  ----------------  -----------
Net increase (decrease) in net
   assets from operations           $     22,059  $   (329,001) $      (2,824,271) $     (3,252,295) $  (939,990)
----------------------------------  ============  ============  =================  ================  ===========

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                           JNL/Capital
                                   JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                     Real Estate     International       Large Cap         Small Cap         Balanced
                                      Portfolio    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                   --------------  ----------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)    $          519  $        (26,185) $        (12,502) $         (1,239) $        (4,951)
   Net realized gain (loss) on
      investments                         (53,679)          520,541           (22,015)              188          (90,317)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (172,973)       (1,696,576)         (420,539)          (45,129)        (128,147)
                                   --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net
   assets from operations                (226,133)       (1,202,220)         (455,056)          (46,180)        (223,415)
                                   --------------  ----------------  ----------------  ----------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)               7,921            11,891             7,821               133           58,563
   Surrenders and terminations            (41,711)         (353,917)          (76,663)           (6,713)        (138,336)
   Transfers between portfolios            88,167          (150,874)           37,129             7,985          (32,330)
   Net annuitization transactions              --                --                --                --               --
   Policyholder charges (Note 3)             (673)           (5,797)           (1,557)             (158)          (3,243)
                                   --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                            53,704          (498,697)          (33,270)            1,247         (115,346)
                                   --------------  ----------------  ----------------  ----------------  ---------------
Net increase (decrease) in net
   assets                                (172,429)       (1,700,917)         (488,326)          (44,933)        (338,761)
Net assets beginning of period            433,384         3,284,328         1,191,403           111,610          594,213
                                   --------------  ----------------  ----------------  ----------------  ---------------
Net assets end of period           $      260,955  $      1,583,411  $        703,077  $         66,677  $       255,452
---------------------------------  ==============  ================  ================  ================  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                    33,627           292,267            86,275             7,833           43,512
      Units Issued                         23,677            30,398            42,730             5,433           38,966
      Units Redeemed                      (25,285)          (80,658)          (45,990)           (5,387)         (56,017)
                                   --------------  ----------------  ----------------  ----------------  ---------------
Units Outstanding at December 31,
   2008                                    32,019           242,007            83,015             7,879           26,461
                                   ==============  ================  ================  ================  ===============

                                       JNL/Capital         JNL/Capital      JNL/Capital    JNL/Credit Suisse       JNL/
                                     Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                       Diversified     International Small  Growth Equity      Resources        Long/Short
                                   Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                   ------------------  -------------------  -------------  -----------------  -------------
Operations
   Net investment income (loss)    $          (36,904) $               (27) $     (63,311) $          (7,826) $        (430)
   Net realized gain (loss) on
      investments                            (192,102)              (2,382)       (36,677)          (127,375)          (535)
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (986,040)                (348)    (1,854,927)          (198,925)       (10,011)
                                   ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net
   assets from operations                  (1,215,046)              (2,757)    (1,954,915)          (334,126)       (10,976)
                                   ------------------  -------------------  -------------  -----------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                  27,596                   --         43,634             52,073             --
   Surrenders and terminations               (334,774)                  --       (511,423)           (63,499)          (251)
   Transfers between portfolios              (617,325)               6,752       (354,799)             8,384         14,182
   Net annuitization transactions                  --                   --             --                 --             --
   Policyholder charges (Note 3)               (5,839)                  --        (11,609)              (690)            (6)
                                   ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                              (930,342)               6,752       (834,197)            (3,732)        13,925
                                   ------------------  -------------------  -------------  -----------------  -------------
Net increase (decrease) in net
   assets                                  (2,145,388)               3,995     (2,789,112)          (337,858)         2,949
Net assets beginning of period              3,520,366                   --      5,458,599            582,886         24,591
                                   ------------------  -------------------  -------------  -----------------  -------------
Net assets end of period           $        1,374,978  $             3,995  $   2,669,487  $         245,028  $      27,540
---------------------------------  ==================  ===================  =============  =================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                       431,852                   --        843,463             42,555          2,303
      Units Issued                             25,727                2,565         66,895             60,578          5,779
      Units Redeemed                         (159,859)              (1,672)      (204,246)           (65,874)        (3,875)
                                   ------------------  -------------------  -------------  -----------------  -------------
Units Outstanding at December 31,
   2008                                       297,720                  893        706,112             37,259          4,207
                                   ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                      JNL/Franklin
                                    JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                   Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                    Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                   -----------  ---------------  ------------------  -------------  ----------------
Operations
   Net investment income (loss)    $    31,067  $        (6,512) $           (4,086) $      (2,851) $         (6,721)
   Net realized gain (loss) on
      investments                      680,523          (70,183)           (193,853)       (13,767)          (40,460)
   Net change in unrealized
      appreciation (depreciation)
      on investments                (2,298,443)        (194,161)           (165,720)       (79,305)         (113,401)
                                   -----------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net
   assets from operations           (1,586,853)        (270,856)           (363,659)       (95,923)         (160,582)
                                   -----------  ---------------  ------------------  -------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)           36,612            1,805               2,080            832            52,832
   Surrenders and terminations        (541,433)         (22,443)            (61,493)        (8,053)          (78,690)
   Transfers between portfolios       (357,816)         321,195             225,206         30,035            30,409
   Net annuitization transactions           --               --                  --             --                --
   Policyholder charges (Note 3)        (9,729)            (449)             (1,000)            (5)           (2,609)
                                   -----------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                       (872,366)         300,108             164,793         22,809             1,942
                                   -----------  ---------------  ------------------  -------------  ----------------
Net increase (decrease) in net
   assets                           (2,459,219)          29,252            (198,866)       (73,114)         (158,640)
Net assets beginning of period       4,670,956          463,493             550,394        199,652           474,158
                                   -----------  ---------------  ------------------  -------------  ----------------
Net assets end of period           $ 2,211,737  $       492,745  $          351,528  $     126,538  $        315,518
---------------------------------  ===========  ===============  ==================  =============  ================

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                389,884           30,907              55,345         20,142            43,520
      Units Issued                      32,103           57,616              69,868          5,560            32,696
      Units Redeemed                  (114,468)         (34,466)            (69,012)        (3,864)          (34,339)
                                   -----------  ---------------  ------------------  -------------  ----------------
Units Outstanding at December 31,
   2008                                307,519           54,057              56,201         21,838            41,877
                                   ===========  ===============  ==================  =============  ================

                                                       JNL/Franklin        JNL/         JNL/Goldman         JNL/
                                     JNL/Franklin       Templeton      Goldman Sachs  Sachs Emerging   Goldman Sachs
                                   Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                   Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                   ----------------  ---------------  --------------  --------------  ---------------
Operations
   Net investment income (loss)    $         (8,374) $        (1,096) $       42,617  $           (5) $        (2,661)
   Net realized gain (loss) on
      investments                           (32,227)          (7,778)         59,590              --               49
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (204,129)         (59,276)       (270,463)            138         (144,824)
                                   ----------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net
   assets from operations                  (244,730)         (68,150)       (168,256)            133         (147,436)
                                   ----------------  ---------------  --------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                38,220              143           2,397              --              141
   Surrenders and terminations              (49,346)          (2,984)       (270,829)             --          (81,040)
   Transfers between portfolios              44,074           22,903        (564,987)          2,782          (79,098)
   Net annuitization transactions                --               --              --              --               --
   Policyholder charges (Note 3)               (453)             (93)         (3,345)             (2)          (1,204)
                                   ----------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                              32,495           19,969        (836,764)          2,780         (161,201)
                                   ----------------  ---------------  --------------  --------------  ---------------
Net increase (decrease) in net
   assets                                  (212,235)         (48,181)     (1,005,020)          2,913         (308,637)
Net assets beginning of period              579,521          177,574       2,944,308              --          496,718
                                   ----------------  ---------------  --------------  --------------  ---------------
Net assets end of period           $        367,286  $       129,393  $    1,939,288  $        2,913  $       188,081
---------------------------------  ================  ===============  ==============  ==============  ===============

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                      58,733           16,079         191,683              --           41,325
      Units Issued                           23,575            8,681          35,039             296            4,093
      Units Redeemed                        (21,387)          (6,977)        (91,511)             --          (20,501)
                                   ----------------  ---------------  --------------  --------------  ---------------
Units Outstanding at December 31,
   2008                                      60,921           17,783         135,211             296           24,917
                                   ================  ===============  ==============  ==============  ===============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                        JNL/                                         JNL/JPMorgan
                                    Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government    JNL/Lazard
                                   Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                   Bond Portfolio  Value Portfolio    Portfolio       Portfolio       Portfolio
                                   --------------  ---------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)    $        2,944  $         7,699  $     (15,748) $         9,299  $         (4,704)
   Net realized gain (loss) on
      investment                           (7,235)         388,492        (88,205)             704            18,051
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (30,914)      (2,208,627)      (457,587)          17,588          (436,178)
                                   --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations                 (35,205)      (1,812,436)      (561,540)          27,591          (422,831)
                                   --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)               1,649           54,226          2,379               --            34,106
   Surrenders and terminations            (37,232)        (267,370)      (135,375)        (168,627)          (67,522)
   Transfers between portfolios          (258,020)        (514,006)       (52,929)         601,962            38,109
   Net annuitization transactions              --               --             --               --                --
   Policyholder charges (Note 3)             (261)          (4,516)        (2,300)          (2,700)           (1,224)
                                   --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                          (293,864)        (731,666)      (188,225)         430,635             3,469
                                   --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets                                (329,069)      (2,544,102)      (749,765)         458,226          (419,362)
Net assets beginning of period            590,090        4,392,438      1,368,699          281,091           938,600
                                   --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period           $      261,021  $     1,848,336  $     618,934  $       739,317  $        519,238
---------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract Unit Transactions

Units Outstanding at December 31,
   2007                                    56,058          324,240         96,345           25,285            66,475
      Units Issued                         31,935           49,832         19,492          120,116            60,450
      Units Redeemed                      (61,225)        (124,625)       (36,201)         (81,885)          (52,165)
                                   --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at December 31,
   2008                                    26,768          249,447         79,636           63,516            74,760
                                   ==============  ===============  =============  ===============  ================

                                      JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G     JNL/MCM
                                        Mid Cap          Small Cap     Global Basics  Global Leaders  10 x 10
                                   Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)   Portfolio
                                   ----------------  ----------------  -------------  --------------  ---------
Operations
   Net investment income (loss)    $        (14,989) $        (52,125) $          --  $           --  $   5,270
   Net realized gain (loss) on
      investment                           (400,035)         (374,473)            --              --     (2,796)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (1,251,014)       (1,059,192)            --              --    (74,520)
                                   ----------------  ----------------  -------------  --------------  ---------
Net increase (decrease) in net
   assets from operations                (1,666,038)       (1,485,790)            --              --    (72,046)
                                   ----------------  ----------------  -------------  --------------  ---------
Contract transactions (1)
   Purchase payments (Note 4)                37,990            31,375             --              --         --
   Surrenders and terminations             (378,231)         (461,195)            --              --     (2,563)
   Transfers between portfolios            (543,678)         (545,480)            --              --    706,719
   Net annuitization transactions                --                --             --              --         --
   Policyholder charges (Note 3)             (8,761)           (7,625)            --              --        (18)
                                   ----------------  ----------------  -------------  --------------  ---------
Net increase (decrease) in net
   assets from contract
   transactions                            (892,680)         (982,925)            --              --    704,138
                                   ----------------  ----------------  -------------  --------------  ---------
Net increase (decrease) in net
   assets                                (2,558,718)       (2,468,715)            --              --    632,092
Net assets beginning of period            4,836,420         4,517,211             --              --     84,187
                                   ----------------  ----------------  -------------  --------------  ---------
Net assets end of period           $      2,277,702  $      2,048,496  $          --  $           --  $ 716,279
---------------------------------  ================  ================  =============  ==============  =========

(1) Contract Unit Transactions

Units Outstanding at December 31,
   2007                                     223,684           247,800             --              --      8,581
      Units Issued                           21,645            25,921             --              --    122,768
      Units Redeemed                        (70,071)          (88,052)            --              --    (15,016)
                                   ----------------  ----------------  -------------  --------------  ---------
Units Outstanding at December 31,
   2008                                     175,258           185,669             --              --    116,333
                                   ================  ================  =============  ==============  =========

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                   JNL/MCM        JNL/MCM            JNL/MCM         JNL/MCM
                                      JNL/MCM     Bond Index   Communications    Consumer Brands  Dow Dividend
                                    25 Portfoli   Portfolio   Sector Portfolio  Sector Portfolio    Portfolio
                                    -----------  -----------  ----------------  ----------------  ------------
Operations
   Net investment income (loss)     $     6,930  $     8,341  $          4,865  $           (282) $        (42)
   Net realized gain (loss)
      on investments                     17,336       13,266            14,768             1,295            56
   Net change in unrealized
        appreciation
     (depreciation) on investments      (49,585)     (18,414)          (95,727)           (9,983)      (32,574)
                                    -----------  -----------  ----------------  ----------------  ------------
Net increase (decrease) in net
   assets from operations               (25,319)       3,193           (76,094)           (8,970)      (32,560)
                                    -----------  -----------  ----------------  ----------------  ------------

Contract transactions (1)
   Purchase payments (Note 4)                --        4,992                36                --            --
   Surrenders and terminations           (2,649)     (92,635)          (10,713)           (4,392)         (440)
   Transfers between portfolios         162,651      (71,429)          (23,542)            4,339       101,294
   Net annuitization transactions            --           --                --                --            --
   Policyholder charges (Note 3)            (55)      (1,546)             (190)             (120)          (28)
                                    -----------  -----------  ----------------  ----------------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                         159,947     (160,618)          (34,409)             (173)      100,826
                                    -----------  -----------  ----------------  ----------------  ------------
Net increase (decrease) in net
   assets                               134,628     (157,425)         (110,503)           (9,143)       68,266

Net assets beginning of period           30,726      641,964           211,742            27,970            --
                                    -----------  -----------  ----------------  ----------------  ------------
Net assets end of period            $   165,354  $   484,539  $        101,239  $         18,827  $     68,266
----------------------------------  ===========  ===========  ================  ================  ============

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                               3,064       58,319            12,870             2,598            --

      Units Issued                       24,508       69,920               497             1,146        14,144
      Units Redeemed                     (1,722)     (85,185)           (2,938)           (1,169)         (624)
                                    -----------  -----------  ----------------  ----------------  ------------

Units Outstanding at December
   31, 2008                              25,850       43,054            10,429             2,575        13,520
                                    ===========  ===========  ================  ================  ============

                                        JNL/MCM
                                        Enhanced        JNL/MCM        JNL/MCM           JNL/MCM        JNL/MCM
                                     S&P 500 Stock   European 30      Financial         Healthcare      Index 5
                                    Index Portfolio  Portfolio(a)  Sector Portfolio  Sector Portfolio  Portfolio
                                    ---------------  ------------  ----------------  ----------------  ---------
Operations
   Net investment income (loss)     $        (5,742) $         --  $            731  $         (2,530) $     455
   Net realized gain (loss)
      on investments                        376,238            --           (16,594)              (25)       469
   Net change in unrealized
        appreciation
     (depreciation) on investments       (2,303,079)           --           (76,564)          (78,822)   (42,867)
                                    ---------------  ------------  ----------------  ----------------  ---------
Net increase (decrease) in net
   assets from operations                (1,932,583)           --           (92,427)          (81,377)   (41,943)
                                    ---------------  ------------  ----------------  ----------------  ---------

Contract transactions (1)
   Purchase payments (Note 4)                 2,722            --            31,200             4,342         --
   Surrenders and terminations             (334,171)           --            (7,966)          (15,862)      (232)
   Transfers between portfolios            (395,987)           --            84,641          (104,699)   178,134
   Net annuitization transactions                --            --                --                --         --
   Policyholder charges (Note 3)             (6,521)           --              (186)             (311)       (28)
                                    ---------------  ------------  ----------------  ----------------  ---------
Net increase (decrease) in net
   assets from contract
   transactions                            (733,957)           --           107,689          (116,530)   177,874
                                    ---------------  ------------  ----------------  ----------------  ---------
Net increase (decrease) in net
   assets                                (2,666,540)           --            15,262          (197,907)   135,931

Net assets beginning of period            5,598,577            --           146,970           384,868     20,789
                                    ---------------  ------------  ----------------  ----------------  ---------
Net assets end of period            $     2,932,037  $         --  $        162,232  $        186,961  $ 156,720
----------------------------------  ===============  ============  ================  ================  =========

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                 584,954            --            13,326            31,408      2,102

      Units Issued                           46,500            --            27,746            12,831     23,002
      Units Redeemed                       (131,212)           --           (11,052)          (24,063)    (2,132)
                                    ---------------  ------------  ----------------  ----------------  ---------

Units Outstanding at December
   31, 2008                                 500,242            --            30,020            20,176     22,972
                                    ===============  ============  ================  ================  =========

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                        JNL/MCM       JNL/MCM       JNL/MCM      JNL/MCM        JNL/MCM
                                    International      JNL 5     JNL Optimized  Nasdaq 25  NYSE International
                                    Index Portfolio  Portfolio    5 Portfolio   Portfolio     25 Portfolio
                                    ---------------  ----------  -------------  ---------  ------------------
Operations
   Net investment income (loss)     $         1,955  $   25,480  $      (6,875) $    (135) $             (434)
   Net realized gain (loss) on
      investmen                             (51,877)     34,083        (85,663)     5,155               1,739
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (496,543) (4,382,856)      (158,570)    (1,716)            (28,253)
                                    ---------------  ----------  -------------  ---------  ------------------
Net increase (decrease) in net
   assets from operations                  (546,465) (4,323,293)      (251,108)     3,304             (26,948)
                                    ---------------  ----------  -------------  ---------  ------------------

Contract transactions (1)
   Purchase payments (Note 4)                 4,390     130,573          7,085         --                  --
   Surrenders and terminations              (65,785) (1,066,239)       (32,502)      (241)             (4,868)
   Transfers between portfolios            (485,505) (3,209,495)      (149,110)    67,660              66,114
   Net annuitization transactions                --          --             --         --                  --
   Policyholder charges (Note 3)             (1,530)    (19,557)          (334)        --                 (81)
                                    ---------------  ----------  -------------  ---------  ------------------
Net increase (decrease) in net
   assets from contract
   transactions                            (548,430) (4,164,718)      (174,861)    67,419              61,165
                                    ---------------  ----------  -------------  ---------  ------------------

Net increase (decrease) in net
   assets                                (1,094,895) (8,488,011)      (425,969)    70,723              34,217

Net assets beginning of period            1,659,076  13,147,368        615,948         --              16,332
                                    ---------------  ----------  -------------  ---------  ------------------

Net assets end of period            $       564,181  $4,659,357  $     189,979  $  70,723  $           50,549
----------------------------------  ===============  ==========  =============  =========  ==================
(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                  94,506     948,567         51,323         --               1,413

      Units Issued                            7,137     188,937         25,387     13,961               8,137
      Units Redeemed                        (44,457)   (540,406)       (46,886)    (3,156)             (1,340)
                                    ---------------  ----------  -------------  ---------  ------------------

Units Outstanding at December
   31, 2008                                  57,186     597,098         29,824     10,805               8,210
                                    ===============  ==========  =============  =========  ==================

                                         JNL/MCM          JNL/MCM     JNL/MCM        JNL/MCM          JNL/MCM
                                        Oil & Gas     Pacific Rim 30   S&P 24    S&P 400 MidCap       S&P 500
                                    Sector Portfolio   Portfolio(a)   Portfolio  Index Portfolio  Index Portfolio
                                    ----------------  --------------  ---------  ---------------  ---------------
Operations
   Net investment income (loss)     $        (19,577) $           --  $     (82) $        (4,637) $        (3,439)
   Net realized gain (loss) on
      investmen                              221,680              --        286          (58,395)         (89,099)
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (1,066,415)             --       (149)        (233,101)        (366,363)
                                    ----------------  --------------  ---------  ---------------  ---------------
Net increase (decrease) in net
   assets from operations                   (864,312)             --         55         (296,133)        (458,901)
                                    ----------------  --------------  ---------  ---------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                 39,547              --         --            9,798            4,397
   Surrenders and terminations              (289,382)             --         --          (50,692)        (236,948)
   Transfers between portfolios              512,563              --     24,527         (142,100)        (192,509)
   Net annuitization transactions                 --              --         --               --               --
   Policyholder charges (Note 3)              (5,617)             --        (15)          (1,155)          (3,949)
                                    ----------------  --------------  ---------  ---------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                              257,111              --     24,512         (184,149)        (429,009)
                                    ----------------  --------------  ---------  ---------------  ---------------

Net increase (decrease) in net
   assets                                   (607,201)             --     24,567         (480,282)        (887,910)

Net assets beginning of period             2,102,026              --         --          819,233        1,428,056
                                    ----------------  --------------  ---------  ---------------  ---------------

Net assets end of period             $     1,494,825  $           --  $  24,567  $       338,951  $       540,146
----------------------------------  ================  ==============  =========  ===============  ===============
(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                   71,237              --         --           57,576          108,754

      Units Issued                            54,234              --      3,635           18,536           20,732
      Units Redeemed                         (42,695)             --         (2)         (37,384)         (62,520)
                                    ----------------  --------------  ---------  ---------------  ---------------

Units Outstanding at December
   31, 2008                                   82,776              --      3,633           38,728           66,966
                                    ================  ==============  =========  ===============  ===============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                      JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                                      S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                    60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                    ------------  ----------------  ---------------  ----------------  -------------
Operations
   Net investment income (loss)     $       (325) $           (959) $        (3,013) $         (1,712) $        (454)
   Net realized gain (loss) on
      investments                          1,211            (4,920)        (103,942)           (5,203)        (3,314)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (18,354)          (25,691)        (138,184)          (58,094)       (56,727)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from operations                (17,468)          (31,570)        (245,139)          (65,009)       (60,495)
                                    ------------  ----------------  ---------------  ----------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                 --                --            9,961                --             --
   Surrenders and terminations                --            (1,797)         (44,524)           (5,629)          (284)
   Transfers between portfolios           71,884            21,685          (30,146)         (100,574)       155,287
   Net annuitization transactions             --                --               --                --             --
   Policyholder charges (Note 3)             (10)              (35)            (977)             (183)           (20)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                           71,874            19,853          (65,686)         (106,386)       154,983
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets                                 54,406           (11,717)        (310,825)         (171,395)        94,488

Net assets beginning of period               894            61,943          615,112           298,906             --
                                    ------------  ----------------  ---------------  ----------------  -------------
Net assets end of period            $     55,300  $         50,226  $       304,287  $        127,511  $      94,488
----------------------------------  ============  ================  ===============  ================  =============

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                      101             7,118           46,556            23,766             --

      Units Issued                         9,453            18,730           42,142            17,395         19,297
      Units Redeemed                        (452)          (16,063)         (52,775)          (22,759)        (2,958)
                                    ------------  ----------------  ---------------  ----------------  -------------
Units Outstanding at December 31,
   2008                                    9,102             9,785           35,923            18,402         16,339
                                    ============  ================  ===============  ================  =============

                                                        JNL/
                                                    Oppenheimer      JNL/PAM       JNL/PAM      JNL/PIMCO
                                       JNL/MCM     Global Growth  Asia ex-Japan  China-India   Real Return
                                    VIP Portfolio    Portfolio     Portfolio(a)  Portfolio(a)   Portfolio
                                    -------------  -------------  -------------  ------------  -----------
Operations
   Net investment income (loss)     $      (5,863) $      (6,936) $          (4) $        (33) $    (1,325)
   Net realized gain (loss) on
      investments                         101,853        287,913             (7)         (259)     (26,766)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (600,857)    (1,585,937)         1,260        (1,446)     (90,123)
                                    -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net
   assets from operations                (504,867)    (1,304,960)         1,249        (1,738)    (118,214)
                                    -------------  -------------  -------------  ------------  -----------
Contract transactions (1)
   Purchase payments (Note 4)               1,422         19,581             --            --        1,156
   Surrenders and terminations            (91,584)      (169,278)          (116)           --     (103,652)
   Transfers between portfolios          (305,553)      (244,712)        56,538         7,654      826,972
   Net annuitization transactions              --             --             --            --           --
   Policyholder charges (Note 3)           (1,223)        (3,059)            (1)           --         (952)
                                    -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                          (396,938)      (397,468)        56,421         7,654      723,524
                                    -------------  -------------  -------------  ------------  -----------
Net increase (decrease) in net
   assets                                (901,805)    (1,702,428)        57,670         5,916      605,310

Net assets beginning of period          1,332,110      3,343,208             --            --      104,312
                                    -------------  -------------  -------------  ------------  -----------
Net assets end of period            $     430,305  $   1,640,780  $      57,670  $      5,916  $   709,622
----------------------------------  =============  =============  =============  ============  ===========

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2007                                    97,491        216,000             --            --        9,546

      Units Issued                          9,920         14,432         10,929         1,270      169,599
      Units Redeemed                      (52,424)       (48,456)           (22)         (144)    (110,606)
                                    -------------  -------------  -------------  ------------  -----------
Units Outstanding at December 31,
   2008                                    54,987        181,976         10,907         1,126       68,539
                                    =============  =============  =============  ============  ===========

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                       JNL/           JNL/            JNL/            JNL/
                                      JNL/PIMCO     PPM America    PPM America    PPM America     PPM America
                                     Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                    Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                    --------------  -----------  --------------  -------------  ---------------
Operations
   Net investment income (loss)     $      191,636  $      (709) $      139,115  $           3  $           (35)
   Net realized gain (loss) on
      investments                          386,613       (2,065)       (124,101)           (28)             (26)
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (680,097)     (22,622)       (675,847)        (2,883)          (2,462)
                                    --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net
   assets from operations                 (101,848)     (25,396)       (660,833)        (2,908)          (2,523)
                                    --------------  -----------  --------------  -------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)               68,711           --           8,550             --               --
   Surrenders and terminations          (1,033,051)     (11,627)       (379,553)           (40)             (40)
   Transfers between portfolios           (119,623)       9,999        (182,455)        27,799           28,140
   Net annuitization transactions               --           --              --             --               --
   Policyholder charges (Note 3)           (14,415)        (110)         (4,799)            --               (2)
                                    --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                         (1,098,378)      (1,738)       (558,257)        27,759           28,098
                                    --------------  -----------  --------------  -------------  ---------------
Net increase (decrease) in net
   assets                               (1,200,226)     (27,134)     (1,219,090)        24,851           25,575

Net assets beginning of period           8,235,605       68,177       2,587,299             --               --
                                    --------------  -----------  --------------  -------------  ---------------
Net assets end of period            $    7,035,379  $    41,043  $    1,368,209  $      24,851  $        25,575
----------------------------------  ==============  ===========  ==============  =============  ===============

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                554,266        5,564         180,791             --               --

      Units Issued                         154,817        1,348          15,081          2,760            4,344
      Units Redeemed                      (230,155)      (1,192)        (55,651)            (4)              (7)
                                    --------------  -----------  --------------  -------------  ---------------
Units Outstanding at December 31,
   2008                                    478,928        5,720         140,221          2,756            4,337
                                    ==============  ===========  ==============  =============  ===============

                                         JNL/           JNL/                     JNL/S&P
                                     PPM America  Red Rocks Listed              Competitive      JNL/S&P
                                    Value Equity   Private Equity    JNL/S&P 4   Advantage     Disciplined
                                      Portfolio      Portfolio(b)    Portfolio   Portfolio   Growth Portfolio
                                    ------------  ----------------  ----------  -----------  ----------------
Operations
   Net investment income (loss)     $        619  $             27  $     (183) $       139  $           (358)
   Net realized gain (loss) on
      investments                          1,108                (3)       (462)        (224)           (2,853)
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (47,992)             (699)     (4,305)      (6,428)          (31,922)
                                    ------------  ----------------  ----------  -----------  ----------------
Net increase (decrease) in net
   assets from operations                (46,265)             (675)     (4,950)      (6,513)          (35,133)
                                    ------------  ----------------  ----------  -----------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                 --                --         146           --                --
   Surrenders and terminations           (14,966)               --        (758)        (697)          (12,449)
   Transfers between portfolios           12,326             7,783      42,878       27,237            37,489
   Net annuitization transactions             --                --          --           --                --
   Policyholder charges (Note 3)            (132)               (5)        (26)          --               (17)
                                    ------------  ----------------  ----------  -----------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                           (2,772)            7,778      42,240       26,540            25,023
                                    ------------  ----------------  ----------  -----------  ----------------
Net increase (decrease) in net
   assets                                (49,037)            7,103      37,290       20,027           (10,110)

Net assets beginning of period           115,253                --          --           --            63,895
                                    ------------  ----------------  ----------  -----------  ----------------
Net assets end of period            $     66,216  $          7,103  $   37,290  $    20,027  $         53,785
----------------------------------  ============  ================  ==========  ===========  ================

(1) Contract Unit Transactions
Units Outstanding at December
   31, 2007                                9,964                --          --           --             6,087

      Units Issued                         4,141             1,098       5,609        2,966             4,067
      Units Redeemed                      (3,103)               (1)       (136)         (96)           (1,599)
                                    ------------  ----------------  ----------  -----------  ----------------
Units Outstanding at December 31,
   2008                                   11,002             1,097       5,473        2,870             8,555
                                    ============  ================  ==========  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                            JNL/S&P           JNL/S&P                            JNL/
                                         JNL/S&P          Disciplined     Dividend Income      JNL/S&P        S&P Managed
                                       Disciplined          Moderate         & Growth      Intrinsic Value    Aggressive
                                    Moderate Portfolio  Growth Portfolio     Portfolio        Portfolio     Growth Portfolio
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Operations
   Net investment income (loss)     $             (425) $           (609) $         2,986  $           117  $        (79,528)
   Net realized gain (loss) on
      investments                                   35            (1,418)          (6,359)             (89)          564,225
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                              (24,592)          (40,929)          (5,510)          (5,611)       (3,542,591)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations                      (24,982)          (42,956)          (8,883)          (5,583)       (3,057,894)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                    6,188                --           52,000               --            59,211
   Surrenders and terminations                  (2,759)           (3,742)            (643)            (543)         (722,823)
   Transfers between portfolios                 90,866            17,747           57,484           24,025        (1,079,087)
   Net annuitization transactions                   --                --               --               --                --
   Policyholder charges (Note 3)                   (12)              (51)             (18)              --           (15,526)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                                 94,283            13,954          108,823           23,482        (1,758,225)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net increase (decrease) in net
   assets                                       69,301           (29,002)          99,940           17,899        (4,816,119)
Net assets beginning of period                   4,154           105,104               --               --         9,018,559
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Net assets end of period            $           73,455  $         76,102  $        99,940  $        17,899  $      4,202,440
---------------------------------   ==================  ================  ===============  ===============  ================
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2007                               394             9,996               --               --           621,941
      Units Issued                               9,619             2,126           26,998            2,882            37,917
      Units Redeemed                              (380)             (858)         (13,537)             (90)         (176,155)
                                    ------------------  ----------------  ---------------  ---------------  ----------------
Units Outstanding at
   December 31, 2008                             9,633            11,264           13,461            2,792           483,703
                                    ==================  ================  ===============  ===============  ================

                                         JNL/                            JNL/           JNL/
                                     S&P Managed          JNL/       S&P Managed    S&P Managed         JNL/S&P
                                     Conservative     S&P Managed      Moderate       Moderate      Retirement 2015
                                      Portfolio    Growth Portfolio   Portfolio   Growth Portfolio     Portfolio
                                    -------------  ----------------  -----------  ----------------  ---------------
Operations
   Net investment income (loss)     $      19,707  $       (169,944) $    50,693  $         39,999  $            --
   Net realized gain (loss) on
      investments                         (18,036)        1,106,512       18,366           386,060               --
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                        (132,091)       (7,664,141)    (201,215)       (3,646,802)              --
                                    -------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net
   assets from operations                (130,420)       (6,727,573)    (132,156)       (3,220,743)              --
                                    -------------  ----------------  -----------  ----------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)             221,621            92,989          416            11,415               --
   Surrenders and terminations           (125,102)       (1,789,204)    (103,511)       (1,422,030)              --
   Transfers between portfolios           170,174        (2,000,598)   1,162,882          (922,163)              --
   Net annuitization transactions              --                --           --                --               --
   Policyholder charges (Note 3)           (1,150)          (35,065)      (1,914)          (20,366)              --
                                    -------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                           265,543        (3,731,878)   1,057,873        (2,353,144)              --
                                    -------------  ----------------  -----------  ----------------  ---------------
Net increase (decrease) in net
   assets                                 135,123       (10,459,451)     925,717        (5,573,887)              --
Net assets beginning of period            700,628        20,966,320      576,830        12,537,899               --
                                    -------------  ----------------  -----------  ----------------  ---------------
Net assets end of period            $     835,751  $     10,506,869  $ 1,502,547  $      6,964,012  $            --
---------------------------------   =============  ================  ===========  ================  ===============
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2007                       60,905         1,498,054       47,113           931,934               --
      Units Issued                         67,408            53,418      127,900           120,130               --
      Units Redeemed                      (42,799)         (372,288)     (16,400)         (326,858)              --
                                    -------------  ----------------  -----------  ----------------  ---------------
Units Outstanding at
   December 31, 2008                       85,514         1,179,184      158,613           725,206               --
                                    =============  ================  ===========  ================  ===============

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                          JNL/
                                       JNL/S&P          JNL/S&P      S&P Retirement    JNL/S&P    JNL/Select
                                   Retirement 2020  Retirement 2025      Income      Total Yield   Balanced
                                      Portfolio        Portfolio        Portfolio     Portfolio    Portfolio
                                   ---------------  ---------------  --------------  -----------  -----------
Operations
   Net investment income (loss)    $           242  $            --  $          896  $       149  $    34,410
   Net realized gain (loss) on
      investment                            (2,287)              --             455         (422)     107,948
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                          (47,139)              --         (17,502)     (22,253)  (1,381,571)
                                   ---------------  ---------------  --------------  -----------  -----------
Net increase (decrease) in net
   assets from operations                  (49,184)              --         (16,151)     (22,526)  (1,239,213)
                                   ---------------  ---------------  --------------  -----------  -----------
Contract transactions (1)
   Purchase payments (Note 4)                   --               --              --           --        2,806
   Surrenders and terminations                  --               --          (9,338)        (556)    (520,404)
   Transfers between portfolios            130,629               --         138,196       67,003     (174,371)
   Net annuitization
      transactions                              --               --              --           --           --
   Policyholder charges (Note 3)                (9)              --             (11)          --       (8,355)
                                   ---------------  ---------------  --------------  -----------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                            130,620               --         128,847       66,447     (700,324)
                                   ---------------  ---------------  --------------  -----------  -----------
Net increase (decrease) in
   net assets                               81,436               --         112,696       43,921   (1,939,537)
Net assets beginning of period              26,611               --          41,527           --    5,904,663
                                   ---------------  ---------------  --------------  -----------  -----------
Net assets end of period           $       108,047  $            --  $      154,223  $    43,921  $ 3,965,126
--------------------------------   ===============  ===============  ==============  ===========  ===========
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2007                         2,255               --           3,728           --      442,184
      Units Issued                          13,647               --          16,532        7,158       42,569
      Units Redeemed                        (1,949)              --          (3,103)         (89)    (104,447)
                                   ---------------  ---------------  --------------  -----------  -----------
Units Outstanding at
   December 31, 2008                        13,953               --          17,157        7,069      380,306
                                   ===============  ===============  ==============  ===========  ===========

                                    JNL/Select       JNL/          JNL/T.Rowe       JNL/T.Rowe       JNL/T.Rowe
                                   Money Market  Select Value  Price Established   Price Mid-Cap    Price Value
                                     Portfolio     Portfolio    Growth Portfolio  Growth Portfolio   Portfolio
                                   ------------  ------------  -----------------  ----------------  -------------
Operations
   Net investment income (loss)    $     22,059  $    (12,815) $         (78,271) $       (102,187) $      8,232
   Net realized gain (loss) on
      investment                              2       (29,738)           (21,142)          339,899        99,503
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                            (2)     (286,448)        (2,724,858)       (3,490,007)   (1,047,725)
                                   ------------  ------------  -----------------  ----------------  ------------
Net increase (decrease) in net
   assets from operations                22,059      (329,001)        (2,824,271)       (3,252,295)     (939,990)
                                   ------------  ------------  -----------------  ----------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)           658,964           246             33,773            35,813         5,731
   Surrenders and terminations       (1,130,548)     (115,247)          (523,599)         (795,361)     (152,549)
   Transfers between portfolios       1,594,699      (298,829)          (693,495)         (873,002)      302,480
   Net annuitization
      transactions                           --            --                 --                --            --
   Policyholder charges (Note 3)        (19,437)       (1,491)           (10,134)          (15,075)       (2,903)
                                   ------------  ------------  -----------------  ----------------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                       1,103,678      (415,321)        (1,193,455)       (1,647,625)      152,759
                                   ------------  ------------  -----------------  ----------------  ------------
Net increase (decrease) in
   net assets                         1,125,737      (744,322)        (4,017,726)       (4,899,920)     (787,231)
Net assets beginning of period        2,641,776     1,310,793          7,353,959         9,008,573     2,132,458
                                   ------------  ------------  -----------------  ----------------  ------------
Net assets end of period           $  3,767,513  $    566,471  $       3,336,233  $      4,108,653  $  1,345,227
--------------------------------   ============  ============  =================  ================  ============
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2007                    237,199        85,221            530,072           538,931       153,956
      Units Issued                      441,572         7,972             50,930            44,790        57,081
      Units Redeemed                   (341,390)      (37,090)          (153,748)         (163,141)      (45,309)
                                   ------------  ------------  -----------------  ----------------  ------------
Units Outstanding at
   December 31, 2008                    337,381        56,103            427,254           420,580       165,728
                                   ============  ============  =================  ================  ============

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                        JNL/AIM            JNL/AIM        JNL/AIM         JNL/AIM
                                     International        Large Cap     Real Estate      Small Cap          JNL/Alger
                                    Growth Portfolio  Growth Portfolio   Portfolio   Growth Portfolio  Growth Portfolio(b)
                                    ----------------  ----------------  -----------  ----------------  -------------------
Operations
   Net investment income (loss)     $         (6,663) $         (4,584) $     6,827  $         (2,273) $              (418)
   Net realized gain (loss) on
      investments                            317,243            86,784       45,289            28,363               28,399
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (47,430)           37,252     (156,031)           (4,737)             (11,039)
                                    ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net
   assets from operations                    263,150           119,452     (103,915)           21,353               16,942
                                    ----------------  ----------------  -----------  ----------------  -------------------

Contract transactions (1)
   Purchase payments (Note 4)                 67,981             1,014       15,300               187                   --
   Surrenders and terminations              (546,483)         (167,238)     (91,261)          (28,207)              (3,470)
   Transfers between portfolios              360,237         1,012,022       64,494           (21,972)            (188,972)
   Net annuitization transactions                 --                --           --                --                   --
   Policyholder charges (Note 3)             (10,107)           (3,023)      (1,554)             (499)                 (46)
                                    ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net
   assets from contract
   transactions                             (128,372)          842,775      (13,021)          (50,491)            (192,488)
                                    ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net
   assets                                    134,778           962,227     (116,936)          (29,138)            (175,546)

Net assets beginning of period             3,149,550           229,176      550,320           140,748              175,546
                                    ----------------  ----------------  -----------  ----------------  -------------------
Net assets end of period            $      3,284,328  $      1,191,403  $   433,384  $        111,610  $                --
----------------------------------  ================  ================  ===========  ================  ===================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                         302,919            18,893       35,691            10,827               14,366

      Units Issued                            72,934           100,839       22,010            10,999                8,921
      Units Redeemed                         (83,586)          (33,457)     (24,074)          (13,993)             (23,287)
                                    ----------------  ----------------  -----------  ----------------  -------------------
Units Outstanding at
   December 31, 2007                         292,267            86,275       33,627             7,833                   --
                                    ================  ================  ===========  ================  ===================

                                      JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                    Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                       Balanced         Diversified      International Small  Growth Equity      Resources
                                       Portfolio     Research Portfolio    Cap Portfolio(c)     Portfolio      Portfolio(a)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Operations
   Net investment income (loss)     $         5,701  $          (32,632) $                --  $     (92,575) $          (4,920)
   Net realized gain (loss) on
      investments                            38,337            (122,453)                  --        166,544             55,926
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (16,415)            706,895                   --        386,522             41,112
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets from operations                    27,623             551,810                   --        460,491             92,118
                                    ---------------  ------------------  -------------------  -------------  -----------------

Contract transactions (1)
   Purchase payments (Note 4)                40,047              47,816                   --         93,368                 --
   Surrenders and terminations              (40,198)           (577,742)                  --       (907,972)           (63,076)
   Transfers between portfolios             141,484              30,028                   --       (360,016)           554,921
   Net annuitization transactions                --                  --                   --         (3,785)                --
   Policyholder charges (Note 3)               (517)            (13,899)                  --        (23,409)            (1,077)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets from contract
   transactions                             140,816            (513,797)                  --     (1,201,814)           490,768
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net
   assets                                   168,439              38,013                   --       (741,323)           582,886

Net assets beginning of period              425,774           3,482,353                   --      6,199,922                 --
                                    ---------------  ------------------  -------------------  -------------  -----------------
Net assets end of period            $       594,213  $        3,520,366  $                --  $   5,458,599  $         582,886
---------------------------------   ===============  ==================  ===================  =============  =================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                         33,132             506,534                   --      1,033,251                 --

      Units Issued                           17,287              69,864                   --        103,128             85,449
      Units Redeemed                         (6,907)           (144,546)                  --       (292,916)           (42,894)
                                    ---------------  ------------------  -------------------  -------------  -----------------
Units Outstanding at
   December 31, 2007                         43,512             431,852                   --        843,463             42,555
                                    ===============  ==================  ===================  =============  =================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/                                                            JNL/Franklin
                                    Credit Suisse   JNL/Eagle      JNL/Eagle          JNL/Franklin        Templeton
                                      Long/Short   Core Equity  SmallCap Equity    Templeton Founding   Global Growth
                                     Portfolio(a)   Portfolio      Portfolio     Strategy Portfolio(a)   Portfolio(a)
                                    -------------  -----------  ---------------  ---------------------  -------------
Operations
   Net investment income (loss)     $        (109) $    13,247  $         3,004  $              (5,895) $      (1,438)
   Net realized gain (loss)
      on investments                         (967)     930,572           91,890                (14,455)           972
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (596)    (962,978)         (58,587)               (15,864)        (1,966)
                                    -------------  -----------  ---------------  ---------------------  -------------
Net increase (decrease) in net
      assets from operations               (1,672)     (19,159)          36,307                (36,214)        (2,432)
                                    -------------  -----------  ---------------  ---------------------  -------------

Contract transactions (1)
   Purchase payments (Note 4)                  --       56,133           74,329                 53,059            416
   Surrenders and terminations                (30)    (654,160)        (132,433)               (63,260)       (10,860)
   Transfers between portfolios            26,293     (363,747)         140,042                597,568        212,604
   Net annuitization transactions              --           --               --                     --             --
   Policyholder charges (Note 3)               --      (15,572)          (2,511)                  (759)           (76)
                                    -------------  -----------  ---------------  ---------------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                            26,263     (977,346)          79,427                586,608        202,084
                                    -------------  -----------  ---------------  ---------------------  -------------
Net increase (decrease) in net
   assets                                  24,591     (996,505)         115,734                550,394        199,652

Net assets beginning of period                 --    5,667,461          347,759                     --             --
                                    -------------  -----------  ---------------  ---------------------  -------------
Net assets end of period            $      24,591  $ 4,670,956  $       463,493  $             550,394  $     199,652
----------------------------------  =============  ===========  ===============  =====================  =============

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                           --      468,473           25,581                     --             --

      Units Issued                          3,923       21,144           41,340                115,154         27,230
      Units Redeemed                       (1,620)     (99,733)         (36,014)               (59,809)        (7,088)
                                    -------------  -----------  ---------------  ---------------------  -------------

Units Outstanding at
   December 31, 2007                        2,303      389,884           30,907                 55,345         20,142
                                    =============  ===========  ===============  =====================  =============

                                                                             JNL/Franklin        JNL/             JNL/
                                      JNL/Franklin      JNL/Franklin          Templeton      Goldman Sachs   Goldman Sachs
                                        Templeton     Templeton Mutual        Small Cap        Core Plus        Mid Cap
                                    Income Portfolio  Shares Portfolio(a)     Value Portfolio  Bond Portfolio  Value Portfolio
                                    ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)     $          5,820  $            (8,404) $         1,475  $       51,116  $         2,574
   Net realized gain (loss)
      on investments                          31,608                  621           17,411          30,484           47,679
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (31,289)              (4,438)         (35,725)         63,287          (37,873)
                                    ----------------  -------------------  ---------------  --------------  ---------------
Net increase (decrease) in net
      assets from operations                   6,139              (12,221)         (16,839)        144,887           12,380
                                    ----------------  -------------------  ---------------  --------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                    416                  416              848          56,404           10,710
   Surrenders and terminations              (110,111)             (30,337)         (34,794)       (189,130)         (86,095)
   Transfers between portfolios             (114,846)             621,817           17,414         209,187           28,010
   Net annuitization transactions                 --                   --               --              --               --
   Policyholder charges (Note 3)              (2,486)                (154)            (736)         (3,445)          (1,682)
                                    ----------------  -------------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                             (227,027)             591,742          (17,268)         73,016          (49,057)
                                    ----------------  -------------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets                                   (220,888)             579,521          (34,107)        217,903          (36,677)

Net assets beginning of period               695,046                   --          211,681       2,726,405          533,395
                                    ----------------  -------------------  ---------------  --------------  ---------------
Net assets end of period            $        474,158  $           579,521  $       177,574  $    2,944,308  $       496,718
----------------------------------  ================  ===================  ===============  ==============  ===============

1 Contract Unit Transactions
Units Outstanding at
   December 31, 2006                          63,961                  --            17,676         187,199           44,755

      Units Issued                            66,998               66,016           12,077          41,136           21,760
      Units Redeemed                         (87,439)              (7,283)         (13,674)        (36,652)         (25,190)
                                    ----------------  -------------------  ---------------  --------------  ---------------

Units Outstanding at
   December 31, 2007                          43,520               58,733           16,079         191,683           41,325
                                    ================  ===================  ===============  ==============  ===============

(a)   Commencement of operations January 16, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                    JNL/                                         JNL/JPMorgan
                                                Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                                Short Duration   International   MidCap Growth  & Quality Bond   Emerging Markets
                                                Bond Portfolio  Value Portfolio    Portfolio       Portfolio        Portfolio
                                                --------------  ---------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)                 $        8,507  $       155,232  $      (3,027) $         7,801  $         (3,945)
   Net realized gain (loss) on investments               9,006          734,211         12,736              675            15,331
   Net change in unrealized appreciation
      (depreciation) on investments                        (99)        (441,111)       (22,188)          (3,445)           44,932
                                                --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
   operations                                           17,414          448,332        (12,479)           5,031            56,318
                                                --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                              850          110,843         12,349            5,200               403
   Surrenders and terminations                         (39,422)        (406,706)       (86,975)         (68,359)          (15,075)
   Transfers between portfolios                         67,569         (315,972)     1,380,771          156,975           861,747
   Net annuitization transactions                           --               --             --               --                --
   Policyholder charges (Note 3)                          (200)          (8,367)        (2,049)          (1,392)             (175)
                                                --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets from
   contract transactions                                28,797         (620,202)     1,304,096           92,424           846,900
                                                --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net assets                   46,211         (171,870)     1,291,617           97,455           903,218
Net assets beginning of period                         543,879        4,564,308         77,082          183,636            35,382
                                                --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period                        $      590,090  $     4,392,438  $   1,368,699  $       281,091  $        938,600
----------------------------------------------  ==============  ===============  =============  ===============  ================
(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  53,312          371,074          5,768           17,309             3,251

      Units Issued                                      23,120           99,197        108,998           16,873            85,492
      Units Redeemed                                   (20,374)        (146,031)       (18,421)          (8,897)          (22,268)
                                                --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at
   December 31, 2007                                    56,058          324,240         96,345           25,285            66,475
                                                ==============  ===============  =============  ===============  ================

                                                  JNL/Lazard       JNL/Lazard       JNL/MCM                    JNL/MCM
                                                    Mid Cap         Small Cap       10 x 10       JNL/MCM     Bond Index
                                                Value Portfolio  Value Portfolio  Portfolio(a)  25 Portfolio   Portfolio
                                                ---------------  ---------------  ------------  ------------  ----------
Operations
   Net investment income (loss)                 $       185,854  $       109,462  $       (961) $       (193) $   15,718
   Net realized gain (loss) on investments              711,918          273,124         1,548         2,725       4,077
   Net change in unrealized appreciation
     (depreciation) on investments                   (1,054,933)        (798,707)       (5,934)       (2,862)      7,621
                                                ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets from
   operations                                          (157,161)        (416,121)       (5,347)         (330)     27,416
                                                ---------------  ---------------  ------------  ------------  ----------
Contract transactions (1)
   Purchase payments (Note 4)                            56,202           19,315       279,815            --      19,579
   Surrenders and terminations                         (899,022)        (699,008)       (3,857)      (21,534)   (104,730)
   Transfers between portfolios                        (687,749)        (844,676)     (186,424)        5,405      98,388
   Net annuitization transactions                            --               --            --            --          --
   Policyholder charges (Note 3)                        (20,294)         (13,174)           --          (660)     (2,237)
                                                ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets from
   contract transactions                             (1,550,863)      (1,537,543)       89,534       (16,789)     11,000
                                                ---------------  ---------------  ------------  ------------  ----------
Net increase (decrease) in net assets                (1,708,024)      (1,953,664)       84,187       (17,119)     38,416
Net assets beginning of period                        6,544,444        6,470,875            --        47,845     603,548
                                                ---------------  ---------------  ------------  ------------  ----------
Net assets end of period                        $     4,836,420  $     4,517,211  $     84,187  $     30,726  $  641,964
---------------------------------               ===============  ===============  ============  ============  ==========
(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                  290,126          325,730            --         4,566      57,400

      Units Issued                                       27,543           15,164        26,764         3,381      17,996
      Units Redeemed                                    (93,985)         (93,094)      (18,183)       (4,883)    (17,077)
                                                ---------------  ---------------  ------------  ------------  ----------
Units Outstanding at
   December 31, 2007                                    223,684          247,800         8,581         3,064      58,319
                                                ===============  ===============  ============  ============  ==========

(a) Commencement of operations April 30,  2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                         JNL/MCM
                                        JNL/MCM           JNL/MCM         JNL/MCM        Enhanced         JNL/MCM
                                     Communications   Consumer Brands   Dow Dividend   S&P 500 Stock     Financial
                                    Sector Portfolio  Sector Portfolio  Portfolio(b)  Index Portfolio  Sector Portfolio
                                    ----------------  ----------------  ------------  ---------------  ----------------
Operations
   Net investment income (loss)     $          4,998  $           (424) $         --  $       (12,819) $         (1,307)
   Net realized gain (loss)
      on investments                          31,522             1,668            --          345,141            21,433
   Net change in unrealized
      appreciation (depreciation)
      on investments                         (27,228)           (4,656)           --         (172,383)          (56,115)
                                    ----------------  ----------------  ------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations                      9,292            (3,412)           --          159,939           (35,989)
                                    ----------------  ----------------  ------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                 40,764                --            --           61,285                --
   Surrenders and terminations               (36,009)           (9,401)           --         (710,654)          (85,569)
   Transfers between portfolios               (8,160)              (62)           --         (751,333)          (24,164)
   Net annuitization transactions                 --                --            --           (3,453)               --
   Policyholder charges (Note 3)                (830)             (176)           --          (12,424)           (2,249)
                                    ----------------  ----------------  ------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                               (4,235)           (9,639)           --       (1,416,579)         (111,982)
                                    ----------------  ----------------  ------------  ---------------  ----------------
Net increase (decrease) in net
   assets                                      5,057           (13,051)           --       (1,256,640)         (147,971)
Net assets beginning of period               206,685            41,022            --        6,855,217           294,941
                                    ----------------  ----------------  ------------  ---------------  ----------------
Net assets end of period            $        211,742  $         27,970  $         --  $     5,598,577  $        146,970
----------------------------------  ================  ================  ============  ===============  ================
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                          12,698             3,457            --          731,632            21,334

      Units Issued                            15,671               839            --           26,873             9,901
      Units Redeemed                         (15,499)           (1,698)           --         (173,551)          (17,909)
                                    ----------------  ----------------  ------------  ---------------  ----------------
Units Outstanding at
   December 31, 2007                          12,870             2,598            --          584,954            13,326
                                    ================  ================  ============  ===============  ================

                                        JNL/MCM         JNL/MCM        JNL/MCM        JNL/MCM       JNL/MCM
                                      Healthcare        Index 5      International     JNL 5      JNL Optimized
                                    Sector Portfolio  Portfolio(a)  Index Portfolio  Portfolio     5 Portfolio
                                    ----------------  ------------  ---------------  ----------   -------------
Operations
   Net investment income (loss)     $         (3,341) $       (140) $        21,449  $    12,316  $       7,283
   Net realized gain (loss)
      on investments                          25,312             3          110,988    1,878,537          9,715
   Net change in unrealized
      appreciation (depreciation)
      on investments                           1,648           346          (22,986)  (1,775,932)       (16,547)
                                    ----------------  ------------  ---------------  -----------  -------------
Net increase (decrease) in net
   assets from operations                     23,619           209          109,451      114,921            451
                                    ----------------  ------------  ---------------  -----------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                  2,741        20,580          111,208      940,252         72,681
   Surrenders and terminations               (35,142)           --         (210,331)  (4,778,575)       (16,653)
   Transfers between portfolios              (27,834)           --          436,502    2,427,752        386,954
   Net annuitization transactions                 --            --               --       (4,478)            --
   Policyholder charges (Note 3)                (757)           --           (5,317)    (103,090)           (24)
                                    ----------------  ------------  ---------------  -----------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                              (60,992)       20,580          332,062   (1,518,139)       442,958
                                    ----------------  ------------  ---------------  -----------  -------------
Net increase (decrease) in net
   assets                                    (37,373)       20,789          441,513   (1,403,218)       443,409
Net assets beginning of period               422,241            --        1,217,563   14,550,586        172,539
                                    ----------------  ------------  ---------------  -----------  -------------
Net assets end of period            $        384,868  $     20,789  $     1,659,076  $13,147,368  $     615,948
----------------------------------  ================  ============  ===============  ===========  =============
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                          36,501            --           75,366    1,054,417         16,084

      Units Issued                             6,373         2,102           57,745      714,400         43,261
      Units Redeemed                         (11,466)           --          (38,605)    (820,250)        (8,022)
                                    ----------------  ------------  ---------------  -----------  -------------
Units Outstanding at
   December 31, 2007                          31,408         2,102           94,506      948,567         51,323
                                    ================  ============  ===============  ===========  =============

(a) Commencement of operations April 30, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                      JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM         JNL/MCM
                                     Nasdaq 25    NYSE International     Oil & Gas         S&P 24     S&P 400 MidCap
                                    Portfolio(b)   25 Portfolio(a)    Sector Portfolio  Portfolio(b)  Index Portfolio
                                    ------------  ------------------  ----------------  ------------  ---------------
Operations
   Net investment income (loss)     $         --  $               99  $         (9,644) $         --  $        (5,439)
   Net realized gain (loss)
      on investments                          --                (643)          279,396            --          116,408
   Net change in unrealized
      appreciation (depreciation)
      on investments                          --                 (77)          234,464            --          (60,601)
                                    ------------  ------------------  ----------------  ------------  ---------------
Net increase (decrease) in
   net assets from operations                 --                (621)          504,216            --           50,368
                                    ------------  ------------------  ----------------  ------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                 --                  --            75,458            --           56,093
   Surrenders and terminations                --                  --          (305,306)           --         (224,970)
   Transfers between portfolios               --              16,953           196,660            --          101,946
   Net annuitization transactions             --                  --                --            --               --
   Policyholder charges (Note 3)              --                  --            (6,950)           --           (6,159)
                                    ------------  ------------------  ----------------  ------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                               --              16,953           (40,138)           --          (73,090)
                                    ------------  ------------------  ----------------  ------------  ---------------
Net increase (decrease) in
   net assets                                 --              16,332           464,078            --          (22,722)
Net assets beginning of period                --                  --         1,637,948            --          841,955
                                    ------------  ------------------  ----------------  ------------  ---------------
Net assets end of period            $         --  $           16,332  $      2,102,026  $         --  $       819,233
----------------------------------  ============  ==================  ================  ============  ===============
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                          --                  --            73,916            --           62,596

      Units Issued                            --               4,449            30,882            --           39,642
      Units Redeemed                          --              (3,036)          (33,561)           --          (44,662)
                                    ------------  ------------------  ----------------  ------------  ---------------
Units Outstanding at
   December 31, 2007                          --               1,413            71,237            --           57,576
                                    ============  ==================  ================  ============  ===============

                                        JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM
                                        S&P 500          S&P SMid     Select Small-Cap     Small Cap        Technology
                                    Index Portfolio  60 Portfolio(a)     Portfolio      Index Portfolio  Sector Portfolio
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)     $        (3,654) $           (25) $          6,057  $        (1,468) $         (3,256)
   Net realized gain (loss)
      on investments                        118,201           (1,731)           (5,006)          53,169            34,601
   Net change in unrealized
      appreciation (depreciation)
      on investments                        (57,115)             (85)          (12,203)         (69,133)          (14,234)
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease) in
    net assets from operations               57,432           (1,841)          (11,152)         (17,432)           17,111
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                80,359               --                --           45,520                39
   Surrenders and terminations             (263,420)              --           (22,123)         (67,158)          (63,954)
   Transfers between portfolios             (22,830)           2,735           (13,353)         (32,100)           75,228
   Net annuitization transactions                --               --                --               --                --
   Policyholder charges (Note 3)             (6,639)              --              (369)          (1,362)           (1,468)
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                            (212,530)           2,735           (35,845)         (55,100)            9,845
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Net increase (decrease) in
   net assets                              (155,098)             894           (46,997)         (72,532)           26,956
Net assets beginning of period            1,583,154               --           108,940          687,644           271,950
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Net assets end of period            $     1,428,056  $           894  $         61,943  $       615,112  $        298,906
----------------------------------  ===============  ===============  ================  ===============  ================
(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                        124,474               --            11,031           50,168            24,565

      Units Issued                           47,514            1,851             5,838           12,505            25,225
      Units Redeemed                        (63,234)          (1,750)           (9,751)         (16,117)          (26,024)
                                    ---------------  ---------------  ----------------  ---------------  ----------------
Units Outstanding at
   December 31, 2007                        108,754              101             7,118           46,556            23,766
                                    ===============  ===============  ================  ===============  ================

(a) Commencement of operations April 30, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                       JNL/
                                       JNL/MCM                     Oppenheimer         JNL/             JNL/PIMCO
                                    Value Line 30     JNL/MCM     Global Growth     Oppenheimer        Real Return
                                     Portfolio(d)  VIP Portfolio    Portfolio    Growth Portfolio(b)  (Portfolio(a)
                                    -------------  -------------  -------------  -------------------  -------------
Operations
   Net investment income (loss)     $          --  $      11,454  $     (19,791) $            45,900  $        (479)
   Net realized gain (loss) on
      investments                              --        280,938        501,527              102,151            700
   Net change in unrealized
      appreciation (depreciation)
      on investments                           --       (130,963)      (309,474)             (98,116)         4,602
                                    -------------  -------------  -------------  -------------------  -------------
Net increase (decrease) in net
   assets from operations                      --        161,429        172,262               49,935          4,823
                                    -------------  -------------  -------------  -------------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                  --         59,846         21,867                2,035         11,224
   Surrenders and terminations                 --       (316,185)      (312,340)             (12,983)       (19,015)
   Transfers between portfolios                --     (1,057,286)      (262,800)            (677,389)       107,572
   Net annuitization transactions              --             --             --                   --             --
   Policyholder charges (Note 3)               --         (6,445)        (5,809)                (168)          (292)
                                    -------------  -------------  -------------  -------------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                                --     (1,320,070)      (559,082)            (688,505)        99,489
                                    -------------  -------------  -------------  -------------------  -------------
Net increase (decrease) in net
   assets                                      --     (1,158,641)      (386,820)            (638,570)       104,312
Net assets beginning of period                 --      2,490,751      3,730,028              638,570             --
                                    -------------  -------------  -------------  -------------------  -------------
Net assets end of period            $          --  $   1,332,110  $   3,343,208  $                --  $     104,312
----------------------------------  =============  =============  =============  ===================  =============

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                           --        199,326        252,378               68,545             --

      Units Issued                             --         11,986         25,870                1,700         11,378
      Units Redeemed                           --       (113,821)       (62,248)             (70,245)        (1,832)
                                    -------------  -------------  -------------  -------------------  -------------
Units Outstanding at
   December 31, 2007                           --         97,491        216,000                   --          9,546
                                    =============  =============  =============  ===================  =============

                                         JNL/           JNL/          JNL/           JNL/
                                       JNL/PIMCO    PPM America    PPM America    PPM America       JNL/Putnam
                                     Total Return   Core Equity    High Yield    Value Equity         Midcap
                                    Bond Portfolio   Portfolio   Bond Portfolio    Portfolio   Growth Portfolio(c)
                                    --------------  -----------  --------------  ------------  -------------------
Operations
   Net investment income (loss)     $      243,532  $      (994) $      174,357  $     (1,504) $           (22,278)
   Net realized gain (loss) on
      investments                          129,059        2,110          46,158        10,366              435,710
   Net change in unrealized
      appreciation (depreciation)
      on investments                       150,768       (7,166)       (291,293)      (15,674)            (436,566)
                                    --------------  -----------  --------------  ------------  -------------------
Net increase (decrease) in net
   assets from operations                  523,359       (6,050)        (70,778)       (6,812)             (23,134)
                                    --------------  -----------  --------------  ------------  -------------------
Contract transactions (1)
   Purchase payments (Note 4)               15,552           --           9,506        27,350                6,511
   Surrenders and terminations            (964,403)      (2,304)       (577,305)      (46,936)            (200,892)
   Transfers between portfolios            340,971       (5,382)        (59,014)        9,424           (1,475,706)
   Net annuitization transactions               --           --              --            --                   --
   Policyholder charges (Note 3)           (17,529)         (54)        (12,557)         (927)              (5,152)
                                    --------------  -----------  --------------  ------------  -------------------
Net increase (decrease) in net
   assets from contract
   transactions                           (625,409)      (7,740)       (639,370)      (11,089)          (1,675,239)
                                    --------------  -----------  --------------  ------------  -------------------
Net increase (decrease) in net
   assets                                 (102,050)     (13,790)       (710,148)      (17,901)          (1,698,373)
Net assets beginning of period           8,337,655       81,967       3,297,447       133,154            1,698,373
                                    --------------  -----------  --------------  ------------  -------------------
Net assets end of period            $    8,235,605  $    68,177  $    2,587,299  $    115,253  $                --
----------------------------------  ==============  ===========  ==============  ============  ===================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                       598,023        6,103         224,339        10,672              190,772

      Units Issued                         130,539          205          39,262         7,038                8,805
      Units Redeemed                      (174,296)        (744)        (82,810)       (7,746)            (199,577)
                                    --------------  -----------  --------------  ------------  -------------------
Units Outstanding at
   December 31, 2007                       554,266        5,564         180,791         9,964                   --
                                    ==============  ===========  ==============  ============  ===================

(a) Commencement of operations January 16, 2007.

(b) The period is from January 1, 2007 through acquisition April 27, 2007.

(c) The period is from January 1, 2007 through acquisition November 30, 2007.

(d) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                   JNL/S&P         JNL/             JNL/             JNL/S&P
                                                 Competitive  S&P Disciplined  S&P Disciplined     Disciplined
                                    JNL/S&P 4     Advantage       Growth           Moderate          Moderate
                                  Portfolio(b)  Portfolio(b)   Portfolio(a)      Portfolio(a)   Growth Portfolio(a)
                                  ------------  ------------  ---------------  ---------------  ------------------
Operations
   Net investment income (loss)   $         --  $         --  $          (329) $            (5) $             (137)
   Net realized gain (loss) on
      investments                           --            --            3,149               --                  (1)
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                           --            --           (3,480)             (27)               (715)
                                  ------------  ------------  ---------------  ---------------  ------------------
Net increase (decrease) in net
   assets from operations                   --            --             (660)             (32)               (853)
                                  ------------  ------------  ---------------  ---------------  ------------------

Contract transactions (1)
   Purchase payments (Note 4)               --            --           65,223               --              20,763
   Surrenders and terminations              --            --           (1,250)              --                  --
   Transfers between portfolios             --            --              585            4,186              85,194
   Net annuitization
      transactions                          --            --               --               --                  --
   Policyholder charges (Note 3)            --            --               (3)              --                  --
                                  ------------  ------------  ---------------  ---------------  ------------------
Net increase (decrease) in net
   assets from contract
      transactions                          --            --           64,555            4,186             105,957
                                  ------------  ------------  ---------------  ---------------  ------------------
Net increase (decrease) in net
   assets                                   --            --           63,895            4,154             105,104
Net assets beginning of period              --            --               --               --                  --
                                  ------------  ------------  ---------------  ---------------  ------------------
Net assets end of period          $         --  $         --  $        63,895  $         4,154  $          105,104
--------------------------------  ============  ============  ===============  ===============  ==================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                        --            --               --               --                  --

      Units Issued                          --            --           18,854              394               9,996
      Units Redeemed                        --            --          (12,767)              --                  --
                                  ------------  ------------  ---------------  ---------------  ------------------
Units Outstanding at
   December 31, 2007                        --            --            6,087              394               9,996
                                  ============  ============  ===============  ===============  ==================

                                       JNL/S&P                            JNL/             JNL/
                                   Dividend Income      JNL/S&P       S&P Managed      S&P Managed        JNL/
                                      & Growth      Intrinsic Value     Aggressive     Conservative    S&P Managed
                                    Portfolio(b)      Portfolio(b)   Growth Portfolio    Portfolio   Growth Portfolio
                                   ---------------  ---------------  ----------------  ------------  ----------------
Operations
   Net investment income (loss)    $            --  $            --  $         27,672  $      9,356  $         (6,164)
   Net realized gain (loss) on
      investments                               --               --           417,045        19,332         2,261,139
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                               --               --           246,681        (6,609)         (652,629)
                                   ---------------  ---------------  ----------------  ------------  ----------------
Net increase (decrease) in net
   assets from operations                       --               --           691,398        22,079         1,602,346
                                   ---------------  ---------------  ----------------  ------------  ----------------

Contract transactions (1)
   Purchase payments (Note 4)                   --               --            94,274            --           343,829
   Surrenders and terminations                  --               --          (713,260)      (40,520)       (3,255,149)
   Transfers between portfolios                 --               --          (261,388)      627,537        (1,700,792)
   Net annuitization
      transactions                              --               --                --            --                --
   Policyholder charges (Note 3)                --               --           (20,368)         (537)          (68,215)
                                   ---------------  ---------------  ----------------  ------------  ----------------
Net increase (decrease) in net
   assets from contract
      transactions                              --               --          (900,742)      586,480        (4,680,327)
                                   ---------------  ---------------  ----------------  ------------  ----------------
Net increase (decrease) in net
   assets                                       --               --          (209,344)      608,559        (3,077,981)
Net assets beginning of period                  --               --         9,227,903        92,069        24,044,301
                                   ---------------  ---------------  ----------------  ------------  ----------------
Net assets end of period           $            --  $            --  $      9,018,559  $    700,628  $     20,966,320
--------------------------------   ===============  ===============  ================  ============  ================

(1) Contract Unit Transactions
Units Outstanding at
   December 31, 2006                            --               --           684,147         8,392         1,838,831

      Units Issued                              --               --            44,932        73,792            81,672
      Units Redeemed                            --               --          (107,138)      (21,279)         (422,449)
                                   ---------------  ---------------  ----------------  ------------  ----------------
Units Outstanding at
   December 31, 2007                            --               --           621,941        60,905         1,498,054
                                   ===============  ===============  ================  ============  ================

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                        JNL/          JNL/
                                    S&P Managed   S&P Managed         JNL/S&P           JNL/S&P         JNL/S&P
                                      Moderate      Moderate       Retirement 2015  Retirement 2020  Retirement 2025
                                      Portfolio  Growth Portfolio     Portfolio        Portfolio        Portfolio
                                    -----------  ----------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)     $     7,021  $         50,627  $            --  $          (413) $            --
   Net realized gain (loss) on
      investments                        15,937         1,181,043               --           10,832               --
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                         1,795          (313,330)              --           (7,268)              --
                                    -----------  ----------------  ---------------  ---------------  ---------------
   Net increase (decrease) in
      net assets from operations         24,753           918,340               --            3,151               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)               555           103,318               --            6,552               --
   Surrenders and terminations          (46,897)       (2,070,993)              --             (393)              --
   Transfers between portfolios         315,886           136,368               --         (129,151)              --
   Net annuitization
      transactions                           --                --               --               --               --
   Policyholder charges
      (Note 3)                             (278)          (45,762)              --               --               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from contract
      transactions                      269,266        (1,877,069)              --         (122,992)              --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets                               294,019          (958,729)              --         (119,841)              --

Net assets beginning of period          282,811        13,496,628               --          146,452               --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Net assets end of period            $   576,830  $     12,537,899  $            --  $        26,611  $            --
----------------------------------  ===========  ================  ===============  ===============  ===============

(1) Contract Unit Transactions

Units Outstanding at
   December 31, 2006                     24,511         1,073,339               --           13,348               --

         Units Issued                    26,500            73,714               --            1,091               --
         Units Redeemed                  (3,898)         (215,119)              --          (12,184)              --
                                    -----------  ----------------  ---------------  ---------------  ---------------
Units Outstanding at
   December 31, 2007                     47,113           931,934               --            2,255               --
                                    ===========  ================  ===============  ===============  ===============

                                          JNL/
                                      S&P Retirement    JNL/S&P       JNL/Select   JNL/Select       JNL/
                                         Income       Total Yield      Balanced   Money Market  Select Value
                                        Portfolio      Portfolio(a)   Portfolio    Portfolio     Portfolio
                                      --------------  -------------  -----------  ------------  ------------
Operations
   Net investment income (loss)       $          (15) $          --  $    46,290  $     77,949  $     24,748
   Net realized gain (loss) on
      investments                                107             --      361,664            16       105,237
   Net change in unrealized
      appreciation
      (depreciation) on
      investments                                779             --      (43,053)          (16)      (58,807)
                                      --------------  -------------  -----------  ------------  ------------
   Net increase (decrease) in
      net assets from operations                 871             --      364,901        77,949        71,178
                                      --------------  -------------  -----------  ------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)                     --             --       76,725        20,660        39,643
   Surrenders and terminations                    --             --     (788,635)   (2,191,854)      (86,160)
   Transfers between portfolios               35,628             --     (274,883)    2,866,614       230,422
   Net annuitization
      transactions                                --             --           --            --            --
   Policyholder charges
      (Note 3)                                    (3)            --      (14,495)      (51,372)       (1,712)
                                      --------------  -------------  -----------  ------------  ------------
Net increase (decrease) in net
   assets from contract
      transactions                            35,625             --   (1,001,288)      644,048       182,193
                                      --------------  -------------  -----------  ------------  ------------
Net increase (decrease) in net
   assets                                     36,496             --     (636,387)      721,997       253,371

Net assets beginning of period                 5,031             --    6,541,050     1,919,779     1,057,422
                                      --------------  -------------  -----------  ------------  ------------
Net assets end of period              $       41,527  $          --  $ 5,904,663  $  2,641,776  $  1,310,793
------------------------------------  ==============  =============  ===========  ============  ============

(1) Contract Unit Transactions

Units Outstanding at
   December 31, 2006                             475             --      518,422       177,965        73,024

         Units Issued                          3,302             --       49,322       515,776        43,466
         Units Redeemed                          (49)            --     (125,560)     (456,542)      (31,269)
                                      --------------  -------------  -----------  ------------  ------------
Units Outstanding at
   December 31, 2007                           3,728             --      442,184       237,199        85,221
                                      ==============  =============  ===========  ============  ============

(a)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                            Price Established   Price Mid-Cap    Price Value
                                             Growth Portfolio  Growth Portfolio    Portfolio
                                            -----------------  ----------------  ------------
Operations
   Net investment income (loss)             $         (46,515) $         (7,486) $     18,039
   Net realized gain (loss) on investments            836,188         1,503,924       148,346
   Net change in unrealized appreciation
      (depreciation) on investments                  (211,519)         (144,302)     (198,219)
                                            -----------------  ----------------  ------------
Net increase (decrease) in net assets
   from operations                                    578,154         1,352,136       (31,834)
                                            -----------------  ----------------  ------------
Contract transactions (1)

   Purchase payments (Note 4)                          66,800           104,215        41,668
   Surrenders and terminations                       (730,168)       (1,005,541)      (81,680)
   Transfers between portfolios                       280,166          (648,703)      637,588
   Net annuitization transactions                          --            (7,917)           --
   Policyholder charges (Note 3)                      (15,700)          (19,366)       (1,404)
                                            -----------------  ----------------  ------------
Net increase (decrease) in net assets from
   contract transactions                             (398,902)       (1,577,312)      596,172
                                            -----------------  ----------------  ------------
Net increase (decrease) in net assets                 179,252          (225,176)      564,338
Net assets beginning of period                      7,174,707         9,233,749     1,568,120
                                            -----------------  ----------------  ------------
Net assets end of period                    $       7,353,959  $      9,008,573  $  2,132,458
------------------------------------------  =================  ================  ============

(1) Contract Unit Transactions

Units Outstanding at December 31, 2006                560,720           637,579       112,377

      Units Issued                                    109,013            71,679        66,122
      Units Redeemed                                 (139,661)         (170,327)      (24,543)
                                            -----------------  ----------------  ------------

Units Outstanding at December 31, 2007                530,072           538,931       153,956
                                            =================  ================  ============

                     See notes to the financial statements.

Jackson National Separate Account V
Notes to the Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account V (the "Separate Account") on September 25, 1998. The Separate Account commenced operations on January 2, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety (90) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Small Cap Equity Fund
JNL/Lazard Mid Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) Dividend Fund
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME              CURRENT PORTFOLIO NAME             EFFECTIVE DATE
------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund     JNL/Lazard Mid Cap Equity Fund     March 31, 2008
------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund   JNL/Lazard Small Cap Equity Fund   March 31, 2008
------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund          JNL/AIM Global Real Estate Fund    October 6, 2008
------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value
-------------------------------------------------------------------------
Measurements"
-------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $60,643 and $64,450, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the year ended December 31, 2008 transfer fee charges were assessed in the amount of $25. For the year ended December 31, 2007 there were no transfer fees assessed.

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 3 - Policy  Charges  (continued)
-------------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $213,904 and $501,613, respectively.

      Optional Benefit Charges
      ------------------------

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the benefit chosen. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Enhanced Death Benefit Charge. If this benefit has been selected, Jackson deducts an additional charge equivalent to an annual rate of 0.15% - 0.60%, depending on the benefit chosen, based on average account value.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $77,055 and $137,565 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

Jackson  National   Separate  Account  V
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                     JNL Series Trust
--------------------------------------------------------------------------------

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/AIM Global Real Estate Fund                                  $   367,942   $   253,645
JNL/AIM International Growth Fund                                    676,750       795,414
JNL/AIM Large Cap Growth Fund                                        549,533       549,007
JNL/AIM Small Cap Growth Fund                                         78,156        68,234
JNL/Capital Guardian Global Balanced Fund                            523,863       612,335
JNL/Capital Guardian Global Diversified Research Fund                192,474     1,159,719
JNL/Capital Guardian International Small Cap Fund                     24,683        17,958
JNL/Capital Guardian U.S. Growth Equity Fund                         318,933     1,216,440
JNL/Credit Suisse Global Natural Resources Fund                      728,516       726,063
JNL/Credit Suisse Long/Short Fund                                     54,161        38,177
JNL/Eagle Core Equity Fund                                         1,245,808     1,214,266
JNL/Eagle SmallCap Equity Fund                                       756,993       432,120
JNL/Franklin Templeton Founding Strategy Fund                        643,556       482,613
JNL/Franklin Templeton Global Growth Fund                             46,846        26,873
JNL/Franklin Templeton Income Fund                                   339,187       343,967
JNL/Franklin Templeton Mutual Shares Fund                            209,567       184,196
JNL/Franklin Templeton Small Cap Value Fund                           96,147        64,844
JNL/Goldman Sachs Core Plus Bond Fund                                639,458     1,401,941
JNL/Goldman Sachs Emerging Markets Debt Fund                           2,782             7
JNL/Goldman Sachs Mid Cap Value Fund                                  82,210       212,317
JNL/Goldman Sachs Short Duration Bond Fund                           331,737       621,587
JNL/JPMorgan International Value Fund                              1,047,730     1,328,660
JNL/JPMorgan MidCap Growth Fund                                      243,021       446,994
JNL/JPMorgan U.S. Government & Quality Bond Fund                   1,369,917       929,982
JNL/Lazard Emerging Markets Fund                                     717,883       626,203
JNL/Lazard Mid Cap Equity Fund                                       489,476     1,381,109
JNL/Lazard Small Cap Equity Fund                                     482,110     1,450,594
JNL/M&G Global Basics Fund                                                --            --
JNL/M&G Global Leaders Fund                                               --            --
JNL/MCM 10 x 10 Fund                                                 856,648       140,714
JNL/MCM Bond Index Fund                                              806,892       959,168
JNL/MCM Enhanced S&P 500 Stock Index Fund                            868,182     1,146,934
JNL/MCM European 30 Fund                                                  --            --
JNL/MCM Index 5 Fund                                                 200,734        20,196
JNL/MCM International Index Fund                                     133,083       661,434

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/MCM Pacific Rim 30 Fund                                      $        --   $        --
JNL/MCM S&P 400 MidCap Index Fund                                    299,688       453,364
JNL/MCM S&P 500 Index Fund                                           246,498       678,947
JNL/MCM Small Cap Index Fund                                         531,552       578,729
JNL/Oppenheimer Global Growth Fund                                   519,090       625,992
JNL/PAM Asia ex-Japan Fund                                            56,571           154
JNL/PAM China-India Fund                                               8,346           724
JNL/PIMCO Real Return Fund                                         2,018,821     1,269,212
JNL/PIMCO Total Return Bond Fund                                   2,974,035     3,601,546
JNL/PPM America Core Equity Fund                                      10,108        12,554
JNL/PPM America High Yield Bond Fund                                 349,433       768,574
JNL/PPM America Mid Cap Value Fund                                    27,876           114
JNL/PPM America Small Cap Value Fund                                  28,183           121
JNL/PPM America Value Equity Fund                                     37,450        29,898
JNL/Red Rocks Listed Private Equity Fund                               7,824            19
JNL/S&P 4 Fund                                                        43,108         1,051
JNL/S&P Competitive Advantage Fund                                    27,534           855
JNL/S&P Disciplined Growth Fund                                       39,777        14,613
JNL/S&P Disciplined Moderate Fund                                     99,137         4,892
JNL/S&P Disciplined Moderate Growth Fund                              22,692         8,733
JNL/S&P Dividend Income & Growth Fund                                226,134       114,241
JNL/S&P Intrinsic Value Fund                                          24,442           679
JNL/S&P Managed Aggressive Growth Fund                               768,089     2,320,948
JNL/S&P Managed Conservative Fund                                    762,162       464,369
JNL/S&P Managed Growth Fund                                        1,840,882     4,649,476
JNL/S&P Managed Moderate Fund                                      1,326,431       180,631
JNL/S&P Managed Moderate Growth Fund                               2,070,411     4,014,722
JNL/S&P Retirement 2015 Fund                                              --            --
JNL/S&P Retirement 2020 Fund                                         150,549        15,331
JNL/S&P Retirement 2025 Fund                                              --            --
JNL/S&P Retirement Income Fund                                       165,284        33,058
JNL/S&P Total Yield Fund                                              67,743         1,134
JNL/Select Balanced Fund                                             848,677     1,326,443
JNL/Select Money Market Fund                                       5,121,971     3,995,956
JNL/Select Value Fund                                                119,855       535,836

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                                     JNL Series Trust
--------------------------------------------------------------------------------

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/T.Rowe Price Established Growth Fund                         $   581,543   $ 1,817,274
JNL/T.Rowe Price Mid-Cap Growth Fund                               1,090,240     2,432,672

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/T.Rowe Price Value Fund                                      $   924,126   $   542,934

--------------------------------------------------------------------------------
                                   JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/MCM 25 Fund                                                  $   202,443   $    15,069
JNL/MCM Communications Sector Fund                                    38,533        44,335
JNL/MCM Consumer Brands Sector Fund                                   14,603        11,789
JNL/MCM Dow (SM) Dividend Fund                                       106,120         4,939
JNL/MCM Financial Sector Fund                                        223,434       102,254
JNL/MCM Healthcare Sector Fund                                       161,671       270,189
JNL/MCM JNL 5 Fund                                                 2,953,097     6,197,432
JNL/MCM JNL Optimized 5 Fund                                         283,741       449,889
JNL/MCM Nasdaq(R) 25 Fund                                             95,226        22,312

                                                                                 Proceeds
                                                                  Purchases     from Sales
                                                                 -----------   -----------
JNL/MCM NYSE(R) International 25 Fund                            $    76,867   $    12,442
JNL/MCM Oil & Gas Sector Fund                                      1,566,662     1,190,598
JNL/MCM S&P(R) 24 Fund                                                24,825            97
JNL/MCM S&P(R) SMid 60 Fund                                           76,903         3,768
JNL/MCM Select Small-Cap Fund                                        162,269       134,751
JNL/MCM Technology Sector Fund                                       167,117       263,451
JNL/MCM Value Line(R) 30 Fund                                        181,901        23,782
JNL/MCM VIP Fund                                                     289,256       538,475

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                               JNL/Capital
                                 JNL/AIM Global        JNL/AIM           JNL/AIM             JNL/AIM         Guardian Global
                                  Real Estate        International      Large Cap           Small Cap           Balanced
                                  Portfolio(a)     Growth Portfolio  Growth Portfolio    Growth Portfolio       Portfolio
                                 --------------    ----------------  ----------------    ----------------    ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $     8.067404    $       6.278250  $       8.435092    $       8.416062    $      9.607554
   Total Return *                        -36.76%             -41.90%           -38.68%             -40.72%            -29.46%
   Ratio of Expenses **                    1.65%               1.65%             1.65%               1.65%              1.65%

Period ended December 31, 2007

   Unit Value                    $    12.756262    $      10.806541  $      13.756575    $      14.196111    $     13.619873
   Total Return *                        -16.41%               7.97%            13.85%               9.54%              6.18%
   Ratio of Expenses **                    1.65%               1.65%             1.65%               1.65%              1.65%

Period ended December 31, 2006

   Unit Value                    $    15.260230    $      10.008800  $      12.083280    $      12.959670    $     12.827080
   Total Return *                         34.15%              20.59%             6.10%              12.62%              8.98%
   Ratio of Expenses **                    1.65%               1.65%             1.65%               1.65%              1.65%

Period ended December 31, 2005

   Unit Value                    $    11.375202    $       8.300181  $      11.388887    $      11.507492    $     11.770065
   Total Return *                         13.75%***            8.88%             5.48%               6.65%              8.29%
   Ratio of Expenses **                    1.65%               1.65%             1.65%               1.65%              1.65%

Period ended December 31, 2004

   Unit Value                               n/a    $       7.623140  $      10.796825    $      10.790065    $     10.868865
   Total Return *                           n/a               14.44%             7.97%***            7.90%***           8.69%***
   Ratio of Expenses **                     n/a                1.65%             1.65%               1.65%              1.65%

                                     JNL/Capital        JNL/Capital          JNL/Capital   JNL/Credit Suisse         JNL/
                                  Guardian Global         Guardian          Guardian U.S.    Global Natural     Credit Suisse
                                    Diversified      International Small    Growth Equity      Resources          Long/Short
                                 Research Portfolio    Cap Portfolio(c)       Portfolio      Portfolio(b)        Portfolio(b)
                                 ------------------  -------------------    -------------  ------------------   -------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $         4.356395  $          4.469574    $    3.541947  $        6.564890    $    6.546452
   Total Return *                            -43.42%              -54.66%          -41.84%            -52.02%          -38.70%
   Ratio of Expenses **                        1.65%                1.65%            1.65%              1.65%            1.65%

Period ended December 31, 2007

   Unit Value                    $         7.700008  $          9.857515    $    6.090387  $       13.682419    $   10.680184
   Total Return *                             18.66%               -1.42%***         7.93%             36.82%***         6.80%***
   Ratio of Expenses **                        1.65%                1.65%            1.65%              1.65%            1.65%

Period ended December 31, 2006

   Unit Value                    $         6.489045                  n/a    $    5.643129                n/a              n/a
   Total Return *                             11.46%                 n/a             2.90%               n/a              n/a
   Ratio of Expenses **                        1.65%                 n/a             1.65%               n/a              n/a

Period ended December 31, 2005

   Unit Value                    $         5.821985                  n/a    $    5.484209                n/a              n/a
   Total Return *                              0.25%                 n/a             2.96%               n/a              n/a
   Ratio of Expenses **                        1.65%                 n/a             1.65%               n/a              n/a

Period ended December 31, 2004

   Unit Value                    $         5.807463                  n/a    $    5.326575                n/a              n/a
   Total Return *                              9.54%                 n/a             9.84%               n/a              n/a
   Ratio of Expenses **                        1.65%                 n/a             1.65%               n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                 JNL/Capital
                                JNL/AIM Global        JNL/AIM            JNL/AIM              JNL/AIM          Guardian Global
                                 Real Estate        International       Large Cap            Small Cap            Balanced
                                 Portfolio(a)      Growth Portfolio  Growth Portfolio     Growth Portfolio        Portfolio
                                --------------     ----------------  ----------------     ----------------     ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $     8.199046     $       6.673689  $       8.494410     $       8.475393     $      9.675032
   Total Return *                       -36.66%              -41.82%           -38.59%              -40.63%             -29.35%
   Ratio of Expenses **                   1.50%                1.50%             1.50%                1.50%               1.50%

Period ended December 31, 2007

   Unit Value                   $    12.944984     $      11.469984  $      13.832553     $      14.274724     $     13.694992
   Total Return *                       -16.28%                8.13%            14.02%                9.71%               6.34%
   Ratio of Expenses **                   1.50%                1.50%             1.50%                1.50%               1.50%

Period ended December 31, 2006

   Unit Value                   $    15.462660     $      10.607260  $      12.131660     $      13.011750     $     12.878390
   Total Return *                        34.35%               20.77%             6.26%               12.79%               9.14%
   Ratio of Expenses **                   1.50%                1.50%             1.50%                1.50%               1.50%

Period ended December 31, 2005

   Unit Value                   $    11.508875     $       8.783328  $      11.417322     $      11.536478     $     11.799483
   Total Return *                        15.09%***             9.04%             5.64%                6.81%               8.45%
   Ratio of Expenses **                   1.50%                1.50%             1.50%                1.50%               1.50%

Period ended December 31, 2004

   Unit Value                              n/a     $       8.054811  $      10.807778     $      10.800894     $     10.879745
   Total Return *                          n/a                14.61%             8.08%***             8.01%***            8.80%***
   Ratio of Expenses **                    n/a                 1.50%             1.50%                1.50%               1.50%

                                    JNL/Capital         JNL/Capital          JNL/Capital   JNL/Credit Suisse         JNL/
                                  Guardian Global        Guardian           Guardian U.S.   Global Natural       Credit Suisse
                                   Diversified      International Small     Growth Equity      Resources           Long/Short
                                Research Portfolio    Cap Portfolio(c)        Portfolio       Portfolio(b)        Portfolio(b)
                                ------------------  -------------------     -------------  -----------------     -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $         4.727490  $         11.137623     $    3.903747  $        6.584181     $    6.566021
   Total Return *                           -43.34%               11.38%***        -41.76%            -51.95%           -38.61%
   Ratio of Expenses **                       1.50%                1.50%             1.50%              1.50%             1.50%

Period ended December 31, 2007

   Unit Value                   $         8.343399                  n/a     $    6.702457  $       13.702055     $   10.695502
   Total Return *                            18.84%                 n/a              8.09%             37.02%***          6.96%***
   Ratio of Expenses **                       1.50%                 n/a              1.50%              1.50%             1.50%

Period ended December 31, 2006

   Unit Value                   $         7.020658                  n/a     $    6.200889                n/a               n/a
   Total Return *                            11.62%                 n/a              3.05%               n/a               n/a
   Ratio of Expenses **                       1.50%                 n/a              1.50%               n/a               n/a

Period ended December 31, 2005

   Unit Value                   $         6.289529                  n/a     $    6.017258                n/a               n/a
   Total Return *                             0.40%                 n/a              3.11%               n/a               n/a
   Ratio of Expenses **                       1.50%                 n/a              1.50%               n/a               n/a

Period ended December 31, 2004

   Unit Value                   $         6.264466                  n/a     $    5.835568                n/a               n/a
   Total Return *                             9.70%                 n/a             10.01%               n/a               n/a
   Ratio of Expenses **                       1.50%                 n/a              1.50%               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                                JNL/Capital
                                    JNL/AIM Global       JNL/AIM            JNL/AIM             JNL/AIM       Guardian Global
                                     Real Estate      International        Large Cap           Small Cap         Balanced
                                     Portfolio(a)    Growth Portfolio   Growth Portfolio   Growth Portfolio      Portfolio
                                    --------------   ----------------   ----------------   ----------------   ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)    $          261   $          1,583   $            703   $             67   $           255
   (1) Units Outstanding
      (in thousands)                            32                242                 83                  8                26
   Investment Income Ratio *                  1.65%              0.42%              0.16%              0.00%             0.65%

Period ended December 31, 2007

   Net Assets (in thousands)        $          433   $          3,284   $          1,191   $            112   $           594
   Units Outstanding (in
      thousands)                                34                292                 86                  8                44
   Investment Income Ratio *                  2.70%              1.36%              0.77%              0.22%             2.60%

Period ended December 31, 2006

   Net Assets (in thousands)        $          550   $          3,150   $            229   $            141   $           426
   Units Outstanding (in
      thousands)                                36                303                 19                 11                33
   Investment Income Ratio *                  1.27%              1.39%              0.00%              0.00%             1.02%

Period ended December 31, 2005

   Net Assets (in thousands)        $          215   $          2,976   $            190   $            130   $           240
   Units Outstanding (in
      thousands)                                19                346                 17                 11                20
   Investment Income Ratio *                  0.00%              1.57%              0.04%              0.00%             0.02%

Period ended December 31, 2004

   Net Assets (in thousands)                   n/a   $          3,308   $            128   $             63   $            37
   Units Outstanding (in
      thousands)                               n/a                419                 12                  6                 3
   Investment Income Ratio *                   n/a               1.15%              0.00%              0.00%            2.72%

                                        JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse        JNL/
                                      Guardian Global         Guardian         Guardian U.S.    Global Natural     Credit Suisse
                                        Diversified      International Small   Growth Equity      Resources         Long/Short
                                    Research Portfolio     Cap Portfolio(c)      Portfolio       Portfolio(b)       Portfolio(b)
                                    ------------------   -------------------   -------------   -----------------   -------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)    $            1,375   $                 4   $       2,669   $             245   $          28
   (1) Units Outstanding
      (in thousands)                               298                     1             706                  37               4
   Investment Income Ratio *                      0.00%                 0.63%           0.00%               0.05%           0.00%

Period ended December 31, 2007

   Net Assets (in thousands)        $            3,520   $                --   $       5,459   $             583   $          25
   Units Outstanding (in
      thousands)                                   432                    --             843                  43               2
   Investment Income Ratio *                      0.57%                 0.00%           0.00%               0.00%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)        $            3,482                   n/a   $       6,200                 n/a             n/a
   Units Outstanding (in
      thousands)                                   507                   n/a           1,033                 n/a             n/a
   Investment Income Ratio *                      0.29%                  n/a            0.00%                n/a             n/a

Period ended December 31, 2005

   Net Assets (in thousands)        $            3,699                   n/a   $       6,954                 n/a             n/a
   Units Outstanding (in
      thousands)                                   600                   n/a           1,192                 n/a             n/a
   Investment Income Ratio *                      0.47%                  n/a            0.00%                n/a             n/a

Period ended December 31, 2004

   Net Assets (in thousands)        $            4,759                   n/a   $      10,057                 n/a             n/a
   Units Outstanding (in
      thousands)                                   774                   n/a           1,775                 n/a             n/a
   Investment Income Ratio *                      0.00%                  n/a            0.00%                n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                      JNL/Franklin
                                                                       Templeton        JNL/Franklin
                                 JNL/Eagle          JNL/Eagle           Founding          Templeton           JNL/Franklin
                                Core Equity      SmallCap Equity        Strategy        Global Growth          Templeton
                                 Portfolio          Portfolio         Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                                -----------      ---------------      ------------      -------------      -------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $  7.157066      $      9.065750      $   6.239342      $    5.785336      $          7.517941
   Total Return *                    -40.03%              -39.29%           -37.18%            -41.59%                  -30.89%
   Ratio of Expenses **                1.65%                1.65%             1.65%              1.65%                    1.65%

Period ended December 31, 2007

   Unit Value                   $ 11.935323      $     14.933697      $   9.932078      $    9.905265      $         10.877619
   Total Return *                     -1.07%               10.25%            -0.68%***          -0.95%***                 0.17%
   Ratio of Expenses **                1.65%                1.65%             1.65%              1.65%                    1.65%

Period ended December 31, 2006

   Unit Value                   $ 12.064320      $     13.545560               n/a                n/a      $         10.858920
   Total Return *                     10.51%               18.13%              n/a                n/a                     8.59%***
   Ratio of Expenses **                1.65%                1.65%              n/a                n/a                     1.65%

Period ended December 31, 2005

   Unit Value                   $ 10.916480      $     11.467038               n/a                n/a                      n/a
   Total Return *                      1.69%                0.85%              n/a                n/a                      n/a
   Ratio of Expenses **                1.65%                1.65%              n/a                n/a                      n/a

Period ended December 31, 2004

   Unit Value                   $ 10.735354      $     11.370558               n/a                n/a                      n/a
   Total Return *                      7.35%***            13.71%***           n/a                n/a                      n/a
   Ratio of Expenses **                1.65%                1.65%              n/a                n/a                      n/a

                                JNL/Franklin      JNL/Franklin
                                 Templeton          Templeton              JNL/        JNL/Goldman              JNL/
                                   Mutual           Small Cap         Goldman Sachs   Sachs Emerging        Goldman Sachs
                                   Shares            Value              Core Plus      Markets Debt            Mid Cap
                                Portfolio(c)       Portfolio(a)      Bond Portfolio    Portfolio(d)       Value Portfolio(a)
                                ------------      -------------      --------------   --------------      ------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $   6.024749      $    7.353639      $    14.097877   $     9.642402      $         7.422441
   Total Return *                     -38.92%            -34.22%              -6.73%           -3.58%***              -37.14%
   Ratio of Expenses **                 1.65%              1.65%               1.65%            1.65%                   1.65%

Period ended December 31, 2007

   Unit Value                   $   9.863146      $   11.179780      $    15.114377              n/a      $        11.807642
   Total Return *                      -1.37%***          -7.68%               5.25%             n/a                    1.10%
   Ratio of Expenses **                 1.65%              1.65%               1.65%             n/a                    1.65%

Period ended December 31, 2006

   Unit Value                            n/a      $   12.109760      $    14.361070              n/a      $        11.678700
   Total Return *                        n/a              15.79%               2.98%             n/a                   13.84%
   Ratio of Expenses **                  n/a               1.65%               1.65%             n/a                    1.65%

Period ended December 31, 2005

   Unit Value                            n/a      $   10.458597      $    13.946059              n/a      $        10.258892
   Total Return *                        n/a               4.59%***            0.95%             n/a                    2.59%***
   Ratio of Expenses **                  n/a               1.65%               1.65%             n/a                    1.65%

Period ended December 31, 2004

   Unit Value                            n/a                n/a      $    13.815402              n/a                     n/a
   Total Return *                        n/a                n/a                5.16%             n/a                     n/a
   Ratio of Expenses **                  n/a                n/a                1.50%             n/a                     n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                      JNL/Franklin      JNL/Franklin
                                                                       Templeton          Templeton
                                 JNL/Eagle          JNL/Eagle          Founding           Templeton           JNL/Franklin
                                Core Equity      SmallCap Equity       Strategy         Global Growth          Templeton
                                 Portfolio          Portfolio         Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                                -----------      ---------------      ------------      -------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $  7.207373      $      9.129353      $   6.257667      $    5.802329      $          7.548110
   Total Return *                    -39.94%              -39.20%           -37.09%            -41.51%                  -30.78%
   Ratio of Expenses **                1.50%                1.50%             1.50%              1.50%                    1.50%

Period ended December 31, 2007

   Unit Value                   $ 12.001201      $     15.015940      $   9.946322      $    9.919482      $         10.904901
   Total Return *                     -0.92%               10.41%            -0.54%***          -0.81%***                 0.32%
   Ratio of Expenses **                1.50%                1.50%             1.50%              1.50%                    1.50%

Period ended December 31, 2006

   Unit Value                   $ 12.112610      $     13.599620               n/a                n/a      $         10.869740
   Total Return *                     10.68%               18.30%              n/a                n/a                     8.70%***
   Ratio of Expenses **                1.50%                1.50%              n/a                n/a                     1.50%

Period ended December 31, 2005

   Unit Value                   $ 10.943801      $     11.495593               n/a                n/a                      n/a
   Total Return *                      1.84%                1.00%              n/a                n/a                      n/a
   Ratio of Expenses **                1.50%                1.50%              n/a                n/a                      n/a

Period ended December 31, 2004

   Unit Value                   $ 10.746132      $     11.381992               n/a                n/a                      n/a
   Total Return *                      7.46%***            13.82%***           n/a                n/a                      n/a
   Ratio of Expenses **                1.50%                1.50%              n/a                n/a                      n/a

                                JNL/Franklin
                                 Templeton           JNL/Franklin              JNL/         JNL/Goldman             JNL/
                                  Mutual              Templeton           Goldman Sachs   Sachs Emerging        Goldman Sachs
                                  Shares              Small Cap             Core Plus      Markets Debt            Mid Cap
                                Portfolio(c)      Value Portfolio(a)      Bond Portfolio   Portfolio(d)       Value Portfolio(a)
                                ------------      ------------------      --------------  --------------      ------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $   6.042463      $         7.263038      $    14.439639  $    10.332499      $         7.626083
   Total Return *                     -38.82%                 -34.13%              -6.59%           3.32%***              -37.04%
   Ratio of Expenses **                 1.50%                   1.50%               1.50%           1.50%                   1.50%

Period ended December 31, 2007

   Unit Value                   $   9.877314      $        11.025491      $    15.457585             n/a      $        12.113410
   Total Return *                      -1.23%***               -7.54%               5.40%            n/a                    1.26%
   Ratio of Expenses **                 1.50%                   1.50%               1.50%            n/a                    1.50%

Period ended December 31, 2006

   Unit Value                            n/a      $        11.924660      $    14.665040             n/a      $        11.963068
   Total Return *                        n/a                   15.96%               3.13%            n/a                   16.33%
   Ratio of Expenses **                  n/a                    1.50%               1.50%            n/a                    1.50%

Period ended December 31, 2005

   Unit Value                            n/a      $        10.283376      $    14.219958             n/a      $        10.283376
   Total Return *                        n/a                    2.83%***            1.10%            n/a                    2.83%***
   Ratio of Expenses **                  n/a                    1.50%               1.50%            n/a                    1.50%

Period ended December 31, 2004

   Unit Value                            n/a                     n/a      $    14.065676             n/a                     n/a
   Total Return *                        n/a                     n/a                5.32%            n/a                     n/a
   Ratio of Expenses **                  n/a                     n/a                1.50%            n/a                     n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                         JNL/Franklin
                                     JNL/Eagle      JNL/Eagle         JNL/Franklin         Templeton        JNL/Franklin
                                    Core Equity  SmallCap Equity    Templeton Founding   Global Growth       Templeton
                                     Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)  Income Portfolio(b)
                                    -----------  ---------------  ---------------------  -------------  -------------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)    $     2,212  $           493  $                 352  $         127  $               316
   (1) Units Outstanding (in
      thousands)                            308               54                     56             22                   42
   Investment Income Ratio *               2.44%            0.00%                  0.91%          0.02%                0.08%

Period ended December 31, 2007

   Net Assets (in thousands)        $     4,671  $           463  $                 550  $         200  $               474
   Units Outstanding
      (in thousands)                        390               31                     55             20                   44
   Investment Income Ratio *               1.80%            2.11%                  0.00%          0.72%                2.51%

Period ended December 31, 2006

   Net Assets (in thousands)        $     5,667  $           348                    n/a            n/a  $               695
   Units Outstanding
      (in thousands)                        468               26                    n/a            n/a                   64
   Investment Income Ratio *               0.02%            0.00%                   n/a            n/a                 3.92%

Period ended December 31, 2005

   Net Assets (in thousands)        $     5,786  $           149                    n/a            n/a                  n/a
   Units Outstanding
      (in thousands)                        529               13                    n/a            n/a                  n/a
   Investment Income Ratio *               0.80%            0.00%                   n/a            n/a                  n/a

Period ended December 31, 2004

   Net Assets (in thousands)        $     7,253  $           125                    n/a            n/a                  n/a
   Units Outstanding
      (in thousands)                        675               11                    n/a            n/a                  n/a
   Investment Income Ratio *               0.69%            0.00%                   n/a            n/a                  n/a

                                                            JNL/Franklin           JNL/        JNL/Goldman         JNL/
                                        JNL/Franklin          Templeton       Goldman Sachs  Sachs Emerging     Goldman Sachs
                                      Templeton Mutual        Small Cap         Core Plus     Markets Debt        Mid Cap
                                    Shares Portfolio(c)  Value Portfolio(a)  Bond Portfolio   Portfolio(d)   Value Portfolio(a)
                                    -------------------  ------------------  --------------  --------------  ------------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)    $               367  $              129  $        1,939  $            3  $              188
   (1) Units Outstanding (in
      thousands)                                     61                  18             135               0                  25
   Investment Income Ratio *                       0.00%               0.86%           3.28%           0.00%               0.76%

Period ended December 31, 2007

   Net Assets (in thousands)        $               580  $              178  $        2,944             n/a  $              497
   Units Outstanding
      (in thousands)                                 59                  16             192             n/a                  41
   Investment Income Ratio *                       0.00%               2.15%           3.43%            n/a                1.99%

Period ended December 31, 2006

   Net Assets (in thousands)                        n/a  $              212  $        2,726             n/a  $              533
   Units Outstanding
      (in thousands)                                n/a                  18             187             n/a                  45
   Investment Income Ratio *                        n/a                0.97%           0.08%            n/a                2.19%

Period ended December 31, 2005

   Net Assets (in thousands)                        n/a  $              147  $        2,861             n/a  $              354
   Units Outstanding
      (in thousands)                                n/a                  14             202             n/a                  34
   Investment Income Ratio *                        n/a                0.00%           5.09%            n/a                0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                        n/a                 n/a  $        2,805             n/a                 n/a
   Units Outstanding
      (in thousands)                                n/a                 n/a             201             n/a                 n/a
   Investment Income Ratio *                        n/a                 n/a            4.83%            n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                      JNL/                                                     JNL/JPMorgan
                                  Goldman Sachs          JNL/JPMorgan     JNL/JPMorgan        U.S. Government      JNL/Lazard
                                 Short Duration          International    MidCap Growth        & Quality Bond   Emerging Markets
                                Bond Portfolio(a)       Value Portfolio     Portfolio            Portfolio        Portfolio(a)
                               ------------------       ---------------   -------------       ---------------   ----------------
Highest expense ratio
Period ended December 31,
   2008

   Unit Value                  $         9.723670       $      7.254283   $    7.730234       $     11.586799   $       6.924408
   Total Return *                           -7.51%               -45.40%         -45.35%                 4.79%            -50.87%
   Ratio of Expenses **                      1.65%                 1.65%           1.65%                 1.65%              1.65%

Period ended December 31,
   2007

   Unit Value                  $        10.513416       $     13.286763   $   14.145927       $     11.057343   $      14.092861
   Total Return *                            3.09%                10.13%           6.18%                 4.63%             29.64%
   Ratio of Expenses **                      1.65%                 1.65%           1.65%                 1.65%              1.65%

Period ended December 31,
   2006

   Unit Value                  $        10.197830       $     12.064910   $   13.322030       $     10.568050   $      10.870420
   Total Return *                            1.98% ***            29.83%          10.23%                 1.57%              8.70%***
   Ratio of Expenses **                      1.65%                 1.65%           1.65%                 1.65%              1.65%

Period ended December 31,
   2005

   Unit Value                                 n/a       $      9.293131    $  12.085930       $     10.404887                n/a
   Total Return *                             n/a                 16.63%           4.43%                 0.69%               n/a
   Ratio of Expenses **                       n/a                  1.65%           1.65%                 1.67%               n/a

Period ended December 31,
   2004

   Unit Value                                 n/a       $      7.968014   $   11.573730       $     10.334070                n/a
   Total Return *                             n/a                 20.53%          15.74% ***             3.44%               n/a
   Ratio of Expenses **                       n/a                  1.65%           1.65%                 1.50%               n/a

                                    JNL/Lazard         JNL/Lazard         JNL/M&G            JNL/M&G            JNL/MCM
                                      Mid Cap           Small Cap      Global Basics      Global Leaders        10 x 10
                                 Equity Portfolio   Equity Portfolio    Portfolio(c)       Portfolio(c)       Portfolio(b)
                                 ----------------   ----------------   -------------      --------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $      12.882377   $      10.925928   $    8.387420      $     8.324657      $   6.151919
   Total Return *                          -39.96%            -39.58%         -16.13%***          -16.75%***        -37.29%
   Ratio of Expenses **                      1.65%              1.65%           1.65%               1.65%             1.65%

Period ended December 31, 2007

   Unit Value                    $      21.456850   $      18.083474             n/a                 n/a      $   9.810716
   Total Return *                           -4.21%             -8.34%            n/a                 n/a             -1.89%***
   Ratio of Expenses **                      1.65%              1.65%            n/a                 n/a              1.65%

Period ended December 31, 2006

   Unit Value                    $      22.399960   $      19.728780             n/a                 n/a               n/a
   Total Return *                           12.69%             14.89%            n/a                 n/a               n/a
   Ratio of Expenses **                      1.65%              1.65%            n/a                 n/a               n/a

Period ended December 31, 2005

   Unit Value                    $      19.877278   $      17.171673             n/a                 n/a               n/a
   Total Return *                            7.03%              2.94%            n/a                 n/a               n/a
   Ratio of Expenses **                      1.65%              1.65%            n/a                 n/a               n/a

Period ended December 31, 2004

   Unit Value                    $      18.571356   $      16.681061             n/a                 n/a               n/a
   Total Return *                           22.68%             13.49%            n/a                 n/a               n/a
   Ratio of Expenses **                      1.65%              1.65%            n/a                 n/a               n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                    JNL/JPMorgan
                                  Goldman Sachs          JNL/JPMorgan      JNL/JPMorgan       U.S. Government      JNL/Lazard
                                  Short Duration         International     MidCap Growth      & Quality Bond    Emerging Markets
                                 Bond Portfolio(a)      Value Portfolio      Portfolio           Portfolio        Portfolio(a)
                                 -----------------      ---------------   --------------      ---------------   ----------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                    $        9.762672      $      7.475484   $     7.785124      $     11.668340   $       6.952240
   Total Return *                            -7.37%              -45.32%          -45.27%                4.95%            -50.79%
   Ratio of Expenses **                       1.50%                1.50%            1.50%                1.50%              1.50%

Period ended December 31, 2007

   Unit Value                    $       10.539764      $     13.671379   $    14.225015      $     11.118330   $      14.128310
   Total Return *                             3.25%               10.29%            6.35%                4.79%             29.84%
   Ratio of Expenses **                       1.50%                1.50%            1.50%                1.50%              1.50%

Period ended December 31, 2006

   Unit Value                    $       10.207970      $     12.395440   $    13.376270      $     10.610076   $      10.881280
   Total Return *                             2.08%***            30.02%           10.39%                1.72%              8.81%***
   Ratio of Expenses **                       1.50%                1.50%            1.50%                1.50%              1.50%

Period ended December 31, 2005

   Unit Value                                  n/a      $      9.533455   $    12.117102      $     10.430777                n/a
   Total Return *                              n/a                16.81%            4.59%                0.83%               n/a
   Ratio of Expenses **                        n/a                 1.50%            1.50%                1.50%               n/a

Period ended December 31, 2004

   Unit Value                                  n/a      $      8.161848   $    11.585821      $     10.344448                n/a
   Total Return *                              n/a                20.71%           15.86%***             3.44%               n/a
   Ratio of Expenses **                        n/a                 1.50%            1.50%                1.50%               n/a

                                     JNL/Lazard          JNL/Lazard         JNL/M&G         JNL/M&G         JNL/MCM
                                       Mid Cap            Small Cap      Global Basics   Global Leaders     10 x 10
                                  Equity Portfolio    Equity Portfolio    Portfolio(c)    Portfolio(c)    Portfolio(b)
                                  ----------------    ----------------   -------------   --------------   ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $      13.056460    $      11.073673             n/a              n/a   $   6.166414
   Total Return *                           -39.87%             -39.49%            n/a              n/a         -37.20%
   Ratio of Expenses **                       1.50%               1.50%            n/a              n/a           1.50%

Period ended December 31, 2007

   Unit Value                     $      21.714199    $      18.300544             n/a              n/a   $   9.818918
   Total Return *                            -4.07%              -8.20%            n/a              n/a          -1.81%***
   Ratio of Expenses **                       1.50%               1.50%            n/a              n/a           1.50%

Period ended December 31, 2006

   Unit Value                     $      22.634460    $      19.935490             n/a              n/a            n/a
   Total Return *                            12.86%              15.06%            n/a              n/a            n/a
   Ratio of Expenses **                       1.50%               1.50%            n/a              n/a            n/a

Period ended December 31, 2005

   Unit Value                     $      20.055349    $      17.325661             n/a              n/a            n/a
   Total Return *                             7.19%               3.10%            n/a              n/a            n/a
   Ratio of Expenses **                       1.50%               1.50%            n/a              n/a            n/a

Period ended December 31, 2004

   Unit Value                     $      18.709717    $      16.805472             n/a              n/a            n/a
   Total Return *                            22.86%              13.66%            n/a              n/a            n/a
   Ratio of Expenses **                       1.50%               1.50%            n/a              n/a            n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/                                             JNL/JPMorgan
                                        Goldman Sachs      JNL/JPMorgan      JNL/JPMorgan    U.S. Government       JNL/Lazard
                                       Short Duration      International    MidCap Growth   & Quality Bond      Emerging Markets
                                      Bond Portfolio(a)   Value Portfolio     Portfolio        Portfolio          Portfolio(a)
                                      -----------------   ---------------   -------------   ----------------    ----------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)      $             261   $         1,848   $         619   $            739    $            519
   (1) Units Outstanding
         (in thousands)                              27               249              80                 64                  75
   Investment Income Ratio *                       2.14%             1.79%           0.00%              3.58%               0.85%

Period ended December 31, 2007

   Net Assets (in thousands)          $             590   $         4,392   $       1,369   $            281    $            939
   Units Outstanding (in thousands)                  56               324              96                 25                  66
   Investment Income Ratio *                       3.13%             4.76%           0.00%              6.07%               0.30%

Period ended December 31, 2006

   Net Assets (in thousands)          $             544   $         4,564   $          77   $            184    $             35
   Units Outstanding (in thousands)                  53               371               6                 17                   3
   Investment Income Ratio *                       0.00%             2.12%           0.00%              0.00%               0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                        n/a   $         3,022   $          36   $             81                 n/a
   Units Outstanding (in thousands)                 n/a               320               3                  8                 n/a
   Investment Income Ratio *                        n/a              0.33%           0.11%              5.55%                n/a

Period ended December 31, 2004

   Net Assets (in thousands)                        n/a   $         3,713   $          21   $             51                 n/a
   Units Outstanding (in thousands)                 n/a               458               2                  5                 n/a
   Investment Income Ratio *                        n/a              0.98%           0.00%              4.45%                n/a

                                          JNL/Lazard         JNL/Lazard          JNL/M&G         JNL/M&G          JNL/MCM
                                            Mid Cap           Small Cap       Global Basics   Global Leaders      10 x 10
                                        Equity Portfolio   Equity Portfolio    Portfolio(c)    Portfolio(c)     Portfolio(b)
                                        ----------------   ----------------   -------------   --------------   -------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)        $          2,278   $          2,048   $          --   $           --   $         716
   (1) Units Outstanding
         (in thousands)                              175                186              --               --             116
   Investment Income Ratio *                        1.14%              0.00%            n/a              n/a            4.59%

Period ended December 31, 2007

   Net Assets (in thousands)            $          4,836   $          4,517             n/a              n/a   $          84
   Units Outstanding (in thousands)                  224                248             n/a              n/a               9
   Investment Income Ratio *                        4.55%              3.48%            n/a              n/a            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)            $          6,544   $          6,471             n/a              n/a             n/a
   Units Outstanding (in thousands)                  290                326             n/a              n/a             n/a
   Investment Income Ratio *                        2.79%              9.58%            n/a              n/a             n/a

Period ended December 31, 2005

   Net Assets (in thousands)            $          6,817   $          6,745             n/a              n/a             n/a
   Units Outstanding (in thousands)                  341                390             n/a              n/a             n/a
   Investment Income Ratio *                        8.94%              4.71%            n/a              n/a             n/a

Period ended December 31, 2004

   Net Assets (in thousands)            $          7,729   $          8,351             n/a              n/a             n/a
   Units Outstanding (in thousands)                  414                498             n/a              n/a             n/a
   Investment Income Ratio *                        0.14%              0.04%            n/a              n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                       JNL/MCM             JNL/MCM               JNL/MCM             JNL/MCM
                                     JNL/MCM         Bond Index        Communications        Consumer Brands      Dow Dividend
                                  25 Portfolio        Portfolio       Sector Portfolio      Sector Portfolio      Portfolio(a)
                                  ------------      ------------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                     $   6.374381      $  11.200082      $       9.148398      $       7.378312      $   4.695214
   Total Return *                       -36.29%             2.00%               -40.63%               -32.57%           -50.19%
   Ratio of Expenses **                   1.65%             1.65%                 1.65%                 1.65%             1.65%

Period ended December 31, 2007

   Unit Value                     $  10.005312      $  10.980541      $      15.408184      $      10.941919      $   9.426850
   Total Return *                        -4.43%             4.68%                 2.59%                -9.27%           -20.14%***
   Ratio of Expenses **                   1.65%             1.65%                 1.65%                 1.65%             1.65%

Period ended December 31, 2006

   Unit Value                     $  10.469110      $  10.490003      $      15.019470      $      12.059490               n/a
   Total Return *                         4.69%***          1.95%                33.89%                11.65%              n/a
   Ratio of Expenses **                   1.65%             1.65%                 1.65%                 1.65%              n/a

Period ended December 31, 2005

   Unit Value                              n/a      $  10.289114      $      11.217576      $      10.800750               n/a
   Total Return *                          n/a              0.19%                -0.56%                -4.00%              n/a
   Ratio of Expenses **                    n/a              1.65%                 1.65%                 1.65%              n/a

Period ended December 31, 2004

   Unit Value                              n/a      $  10.270033      $      11.281311      $      11.250867               n/a
   Total Return *                          n/a              2.70%***             12.81%***              8.28%              n/a
   Ratio of Expenses **                    n/a              1.65%                 1.65%                 1.65%              n/a

                                     JNL/MCM
                                    Enhanced             JNL/MCM             JNL/MCM               JNL/MCM             JNL/MCM
                                  S&P 500 Stock        European 30          Financial            Healthcare            Index 5
                                 Index Portfolio      Portfolio(c)      Sector Portfolio      Sector Portfolio      Portfolio(b)
                                ----------------      ------------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $       5.791893      $   8.592666      $       5.128038      $       9.264350      $   6.822316
   Total Return *                         -38.83%           -14.07%***            -51.45%               -24.46%           -31.02%
   Ratio of Expenses **                     1.65%             1.65%                 1.65%                 1.65%             1.65%

Period ended December 31, 2007

   Unit Value                   $       9.467819               n/a      $      10.562850      $      12.264246      $   9.889845
   Total Return *                           2.06%              n/a                -18.72%                 5.80%            -1.10%***
   Ratio of Expenses **                     1.65%              n/a                  1.65%                 1.65%             1.65%

Period ended December 31, 2006

   Unit Value                   $       9.277016               n/a      $      12.995930      $      11.592210               n/a
   Total Return *                          14.93%              n/a                 16.75%                 4.53%              n/a
   Ratio of Expenses **                     1.65%              n/a                  1.65%                 1.65%              n/a

Period ended December 31, 2005

   Unit Value                   $       8.071750               n/a      $      11.131645      $      11.089391               n/a
   Total Return *                           2.54%              n/a                  4.38%                 5.85%              n/a
   Ratio of Expenses **                     1.65%              n/a                  1.65%                 1.65%              n/a

Period ended December 31, 2004

   Unit Value                   $       7.871689               n/a      $      10.664656      $      10.476051               n/a
   Total Return *                           9.45%              n/a                  6.65%***              1.77%              n/a
   Ratio of Expenses **                     1.65%              n/a                  1.65%                 1.65%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM             JNL/MCM               JNL/MCM             JNL/MCM
                                     JNL/MCM         Bond Index       Communications        Consumer Brands      Dow Dividend
                                  25 Portfolio       Portfolio       Sector Portfolio      Sector Portfolio      Portfolio(a)
                                  ------------      -----------      ----------------      ----------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $   6.400255      $ 11.278781      $      10.089329      $       7.288466      $   5.226786
   Total Return *                       -36.19%            2.15%               -40.54%               -32.32%           -50.12%
   Ratio of Expenses **                   1.50%            1.50%                 1.50%                 1.50%             1.50%

Period ended December 31, 2007

   Unit Value                     $  10.030673      $ 11.041121      $      16.967453      $      10.768628      $  10.478416
   Total Return *                        -4.28%            4.83%                 2.74%                -9.24%           -11.36%***
   Ratio of Expenses **                   1.50%            1.50%                 1.50%                 1.50%             1.50%

Period ended December 31, 2006

   Unit Value                     $  10.479500      $ 10.532000      $      16.514440      $      11.865550               n/a
   Total Return *                         4.80%***         2.11%                34.09%                11.75%              n/a
   Ratio of Expenses **                   1.50%            1.50%                 1.50%                 1.50%              n/a

Period ended December 31, 2005

   Unit Value                              n/a      $ 10.314831      $      12.315520      $      10.617598               n/a
   Total Return *                          n/a             0.34%                -0.54%                -3.86%              n/a
   Ratio of Expenses **                    n/a             1.50%                 1.50%                 1.50%              n/a

Period ended December 31, 2004

   Unit Value                              n/a      $ 10.280304      $      12.382085      $      11.043551               n/a
   Total Return *                          n/a             2.80%***             15.92%                 8.45%              n/a
   Ratio of Expenses **                    n/a             1.50%                 1.50%                 1.50%              n/a

                                    JNL/MCM
                                    Enhanced            JNL/MCM         JNL/MCM                   JNL/MCM            JNL/MCM
                                 S&P 500 Stock        European 30      Financial                Healthcare           Index 5
                                Index Portfolio      Portfolio(c)      Sector Portfolio      Sector Portfolio      Portfolio(b)
                                ---------------      ------------      ----------------      ----------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      5.897173               n/a      $       5.533570      $       9.266779      $   6.839467
   Total Return *                        -38.73%              n/a                -51.38%               -24.35%           -30.91%
   Ratio of Expenses **                    1.50%              n/a                  1.50%                 1.50%             1.50%

Period ended December 31, 2007

   Unit Value                   $      9.625481               n/a      $      11.381105      $      12.249077      $   9.899824
   Total Return *                          2.21%              n/a                -18.60%                 5.96%            -1.00%***
   Ratio of Expenses **                    1.50%              n/a                  1.50%                 1.50%             1.50%

Period ended December 31, 2006

   Unit Value                   $      9.417290               n/a      $      13.981560      $      11.560420               n/a
   Total Return *                         15.10%              n/a                 16.92%                 4.69%              n/a
   Ratio of Expenses **                    1.50%              n/a                  1.50%                 1.50%              n/a

Period ended December 31, 2005

   Unit Value                   $      8.181557               n/a      $      11.957968      $      11.042456               n/a
   Total Return *                          2.69%              n/a                  4.54%                 6.01%              n/a
   Ratio of Expenses **                    1.50%              n/a                  1.50%                 1.50%              n/a

Period ended December 31, 2004

   Unit Value                   $      7.966852               n/a      $      11.439192      $      10.416107               n/a
   Total Return *                          9.61%              n/a                 11.80%                 1.92%              n/a
   Ratio of Expenses **                    1.50%              n/a                  1.50%                 1.50%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                             JNL/MCM          JNL/MCM             JNL/MCM           JNL/MCM
                                              JNL/MCM      Bond Index     Communications      Consumer Brands    Dow Dividend
                                           25 Portfolio     Portfolio    Sector Portfolio    Sector Portfolio    Portfolio(a)
                                           ------------    ----------    ----------------    ----------------    ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $        165    $      485    $            101    $             19    $         68
   (1) Units Outstanding (in thousands)              26            43                  10                   3              14
   Investment Income Ratio *                      12.86%         3.02%               4.91%               0.29%           1.08%

Period ended December 31, 2007

   Net Assets (in thousands)               $         31    $      642    $            212    $             28    $         --
   Units Outstanding (in thousands)                   3            58                  13                   3              --
   Investment Income Ratio *                       1.11%         4.12%               3.23%               0.44%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)               $         48    $      604    $            207    $             41             n/a
   Units Outstanding (in thousands)                   5            57                  13                   3             n/a
   Investment Income Ratio *                       0.00%         1.90%               1.85%               0.56%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                        n/a    $      809    $             62    $             37             n/a
   Units Outstanding (in thousands)                 n/a            79                   5                   3             n/a
   Investment Income Ratio *                        n/a          2.52%               4.62%               0.68%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                        n/a         $ 552    $            297    $            137             n/a
   Units Outstanding (in thousands)                 n/a            54                  24                  12             n/a
   Investment Income Ratio *                        n/a          0.35%               0.02%               0.00%            n/a

                                               JNL/MCM
                                               Enhanced          JNL/MCM           JNL/MCM             JNL/MCM           JNL/MCM
                                            S&P 500 Stock      European 30        Financial          Healthcare          Index 5
                                           Index Portfolio    Portfolio(c)    Sector Portfolio    Sector Portfolio    Portfolio(b)
                                           ---------------    ------------    ----------------    ----------------    ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $         2,932    $         --    $            162    $            187    $        157
   (1) Units Outstanding (in thousands)                500              --                  30                  20              23
   Investment Income Ratio *                          1.42%            n/a                2.10%               0.61%           2.25%

Period ended December 31, 2007

   Net Assets (in thousands)               $         5,599             n/a    $            147    $            385    $         21
   Units Outstanding (in thousands)                    585             n/a                  13                  31               2
   Investment Income Ratio *                          1.35%            n/a                1.04%               0.73%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)               $         6,855             n/a    $            295    $            422             n/a
   Units Outstanding (in thousands)                    732             n/a                  21                  37             n/a
   Investment Income Ratio *                          6.35%            n/a                1.37%               0.58%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)               $         6,846             n/a    $            112    $            490             n/a
   Units Outstanding (in thousands)                    841             n/a                  10                  44             n/a
   Investment Income Ratio *                          5.11%            n/a                0.87%               0.92%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)               $        12,229             n/a    $            287    $            234             n/a
   Units Outstanding (in thousands)                  1,539             n/a                  25                  22             n/a
   Investment Income Ratio *                          0.32%            n/a                0.14%               0.00%            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                 International           JNL 5          JNL Optimized        Nasdaq 25       NYSE International
                                Index Portfolio      Portfolio(a)      5 Portfolio(b)      Portfolio(a)        25 Portfolio(c)
                                ---------------      ------------      --------------      ------------      ------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      9.815528      $   7.138972      $     6.349440      $   5.935342      $         6.143798
   Total Return *                        -43.86%           -43.48%             -46.96%           -42.47%                 -46.81%
   Ratio of Expenses **                    1.65%             1.65%               1.65%             1.65%                   1.65%

Period ended December 31, 2007

   Unit Value                   $     17.483311      $  12.630197      $    11.971342      $  10.316556      $        11.551685
   Total Return *                          8.57%            -0.23%              11.71%             3.17%***               15.52%***
   Ratio of Expenses **                    1.65%             1.65%               1.65%             1.65%                   1.65%

Period ended December 31, 2006

   Unit Value                   $     16.102640      $  12.659790      $    10.716110               n/a                     n/a
   Total Return *                         23.53%            16.88%               7.16%***           n/a                     n/a
   Ratio of Expenses **                    1.65%             1.65%               1.65%              n/a                     n/a

Period ended December 31, 2005

   Unit Value                   $     13.035470      $  10.831563                 n/a               n/a                     n/a
   Total Return *                         11.46%             8.32%***             n/a               n/a                     n/a
   Ratio of Expenses **                    1.65%             1.65%                n/a               n/a                     n/a

Period ended December 31, 2004

   Unit Value                   $     11.695067               n/a                 n/a               n/a                     n/a
   Total Return *                         16.95%***           n/a                 n/a               n/a                     n/a
   Ratio of Expenses **                    1.65%              n/a                 n/a               n/a                     n/a

                                     JNL/MCM              JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                    Oil & Gas         Pacific Rim 30         S&P 24          S&P 400 MidCap          S&P 500
                                Sector Portfolio       Portfolio(d)       Portfolio(b)      Index Portfolio      Index Portfolio
                                ----------------      --------------      ------------      ---------------      ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      17.942342      $     9.562853      $   6.501957      $      8.701934      $      8.022588
   Total Return *                         -38.88%              -4.37%***        -33.83%              -38.61%              -38.66%
   Ratio of Expenses **                     1.65%               1.65%             1.65%                1.65%                1.65%

Period ended December 31, 2007

   Unit Value                   $      29.355941                 n/a      $   9.826362      $     14.173799      $     13.079399
   Total Return *                          33.06%                n/a             -1.74%***             5.68%                3.17%
   Ratio of Expenses **                     1.65%                n/a              1.65%                1.65%                1.65%

Period ended December 31, 2006

   Unit Value                   $      22.062300                 n/a               n/a      $     13.411620      $     12.677050
   Total Return *                          18.82%                n/a               n/a                 7.90%               13.20%
   Ratio of Expenses **                     1.65%                n/a               n/a                 1.65%                1.65%

Period ended December 31, 2005

   Unit Value                   $      18.567839                 n/a               n/a      $     12.429928      $     11.199097
   Total Return *                          34.56%                n/a               n/a                10.15%                2.67%
   Ratio of Expenses **                     1.65%                n/a               n/a                 1.65%                1.65%

Period ended December 31, 2004

   Unit Value                   $      13.799373                 n/a               n/a      $     11.284159      $     10.907719
   Total Return *                          31.15%                n/a               n/a                12.84%***             9.08%***
   Ratio of Expenses **                     1.65%                n/a               n/a                 1.65%                1.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                 International           JNL 5          JNL Optimized        Nasdaq 25       NYSE International
                                Index Portfolio      Portfolio(a)      5 Portfolio(b)      Portfolio(a)        25 Portfolio(c)
                                ---------------      ------------      --------------      ------------      ------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      9.884524      $   8.110247      $     6.375734      $   6.612939      $         6.159092
   Total Return *                        -43.77%           -43.39%             -46.88%           -33.87%***              -46.74%
   Ratio of Expenses **                    1.50%             1.50%               1.50%             1.50%                   1.50%

Period ended December 31, 2007

   Unit Value                   $     17.579822      $  14.327055      $     12.002907              n/a      $        11.563308
   Total Return *                          8.74%            -0.08%              11.88%              n/a                   15.63%***
   Ratio of Expenses **                    1.50%             1.50%               1.50%              n/a                    1.50%

Period ended December 31, 2006

   Unit Value                   $     16.167130      $  14.338990      $     10.728150              n/a                     n/a
   Total Return *                         23.71%            17.05%               7.28%***           n/a                     n/a
   Ratio of Expenses **                    1.50%             1.50%               1.50%              n/a                     n/a

Period ended December 31, 2005

   Unit Value                   $     13.068102      $  12.249926                 n/a               n/a                     n/a
   Total Return *                         11.63%             9.01%                n/a               n/a                     n/a
   Ratio of Expenses **                    1.50%             1.50%                n/a               n/a                     n/a

Period ended December 31, 2004

   Unit Value                   $     11.706824      $  11.237832                 n/a               n/a                     n/a
   Total Return *                         17.07%***         12.38%***             n/a               n/a                     n/a
   Ratio of Expenses **                    1.50%             1.50%                n/a               n/a                     n/a

                                    JNL/MCM            JNL/MCM        JNL/MCM            JNL/MCM               JNL/MCM
                                   Oil & Gas       Pacific Rim 30      S&P 24          S&P 400 MidCap          S&P 500
                                Sector Portfolio    Portfolio(d)    Portfolio(b)      Index Portfolio      Index Portfolio
                                ----------------   --------------   ------------      ---------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      18.105017              n/a   $   6.763339      $      8.763115      $      8.078944
   Total Return *                         -38.79%             n/a         -32.37%***           -38.51%              -38.57%
   Ratio of Expenses **                     1.50%             n/a           1.50%                1.50%                1.50%

Period ended December 31, 2007

   Unit Value                   $      29.577691              n/a            n/a      $     14.252056      $     13.151554
   Total Return *                          33.26%             n/a            n/a                 5.84%                3.33%
   Ratio of Expenses **                     1.50%             n/a            n/a                 1.50%                1.50%

Period ended December 31, 2006

   Unit Value                   $      22.195450              n/a            n/a      $     13.465340      $     12.727770
   Total Return *                          19.00%             n/a            n/a                 8.06%               13.37%
   Ratio of Expenses **                     1.50%             n/a            n/a                 1.50%                1.50%

Period ended December 31, 2005

   Unit Value                   $      18.651966              n/a            n/a      $     12.461062      $     11.227093
   Total Return *                          34.76%             n/a            n/a                10.32%                2.83%
   Ratio of Expenses **                     1.50%             n/a            n/a                 1.50%                1.50%

Period ended December 31, 2004

   Unit Value                   $      13.841174              n/a            n/a      $     11.295507      $     10.918628
   Total Return *                          31.35%             n/a            n/a                12.96%***             9.19%***
   Ratio of Expenses **                     1.50%             n/a            n/a                 1.50%                1.50%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                 International           JNL 5          JNL Optimized        Nasdaq 25       NYSE International
                                Index Portfolio      Portfolio(a)      5 Portfolio(b)      Portfolio(a)        25 Portfolio(c)
                                ---------------      ------------      --------------      ------------      ------------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in
      thousands)                $           564      $      4,659      $          190      $         71      $               51
   (1) Units Outstanding (in
      thousands)                             57               597                  30                11                       8
   Investment Income Ratio *               1.74%             1.85%               0.01%             0.24%                   0.03%

Period ended December 31, 2007

   Net Assets (in thousands)    $         1,659      $     13,147      $          616      $         --      $               16
   Units Outstanding (in
      thousands)                             95               949                  51                --                       1
   Investment Income Ratio *               2.95%             1.62%               4.06%             0.00%                   1.27%

Period ended December 31, 2006

   Net Assets (in thousands)    $         1,218      $     14,551      $          173               n/a                     n/a
   Units Outstanding
      (in thousands)                         75             1,054                  16               n/a                     n/a
   Investment Income Ratio *               3.57%             0.30%               0.81%              n/a                     n/a

Period ended December 31, 2005

   Net Assets (in thousands)    $           648      $     15,823                 n/a               n/a                     n/a
   Units Outstanding (in
      thousands)                             50             1,333                 n/a               n/a                     n/a
   Investment Income Ratio *               2.61%             0.05%                n/a               n/a                     n/a

Period ended December 31, 2004

   Net Assets (in thousands)    $           233      $        307                 n/a               n/a                     n/a
   Units Outstanding (in
      thousands)                             20                27                 n/a               n/a                     n/a
   Investment Income Ratio *               0.16%             0.36%                n/a               n/a                     n/a

                                     JNL/MCM              JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                    Oil & Gas         Pacific Rim 30         S&P 24          S&P 400 MidCap          S&P 500
                                Sector Portfolio       Portfolio(d)       Portfolio(b)      Index Portfolio      Index Portfolio
                                ----------------      --------------      ------------      ---------------      ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in
      thousands)                $          1,495      $           --      $         25      $           339      $           540
   (1) Units Outstanding (in
      thousands)                              83                  --                 4                   39                   67
   Investment Income Ratio *                0.59%                n/a              0.00%                0.82%                1.20%

Period ended December 31, 2007

   Net Assets (in thousands)    $          2,102                 n/a      $         --      $           819      $         1,428
   Units Outstanding (in
      thousands)                              71                 n/a                --                   58                  109
   Investment Income Ratio *                1.01%                n/a              0.00%                1.00%                1.30%

Period ended December 31, 2006

   Net Assets (in thousands)    $          1,638                 n/a               n/a      $           842      $         1,583
   Units Outstanding
      (in thousands)                          74                 n/a               n/a                   63                  124
   Investment Income Ratio *                1.16%                n/a               n/a                 1.39%                1.54%

Period ended December 31, 2005

   Net Assets (in thousands)    $          1,334                 n/a               n/a      $           641      $         1,340
   Units Outstanding (in
      thousands)                              72                 n/a               n/a                   51                  119
   Investment Income Ratio *                2.67%                n/a               n/a                 1.53%                1.46%

Period ended December 31, 2004

   Net Assets (in thousands)    $            371                 n/a               n/a      $           231      $           774
   Units Outstanding (in
      thousands)                              27                 n/a               n/a                   20                   71
   Investment Income Ratio *                0.00%                n/a               n/a                 0.01%                2.39%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                             JNL/MCM               JNL/MCM              JNL/MCM              JNL/MCM              JNL/MCM
                            S&P SMid          Select Small-Cap         Small Cap            Technology         Value Line 30
                         60 Portfolio(c)          Portfolio         Index Portfolio      Sector Portfolio       Portfolio(a)
                         ---------------      ----------------      ---------------      ----------------      -------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $      6.061684      $       5.123746      $      8.420943      $       7.163504      $    5.143082
   Total Return *                 -31.37%               -41.04%              -35.99%               -44.34%            -48.30%
   Ratio of Expenses **             1.65%                 1.65%                1.65%                 1.65%              1.65%

Period ended
   December 31, 2007

   Unit Value            $      8.831831      $       8.689928      $     13.156446      $      12.871264      $    9.948872
   Total Return *                 -11.68%***            -11.92%               -3.72%                12.68%             -0.51%***
   Ratio of Expenses **             1.65%                 1.65%                1.65%                 1.65%              1.65%

Period ended
   December 31, 2006

   Unit Value                        n/a      $       9.866306      $     13.664480      $      11.423350                n/a
   Total Return *                    n/a                 -1.34%***            15.57%                 7.57%               n/a
   Ratio of Expenses **              n/a                  1.65%                1.65%                 1.65%               n/a

Period ended
   December 31, 2005

   Unit Value                        n/a                   n/a      $     11.823637      $      10.619355                n/a
   Total Return *                    n/a                   n/a                 2.52%                 6.19%***            n/a
   Ratio of Expenses **              n/a                   n/a                 1.65%                 1.65%               n/a

Period ended
   December 31, 2004

   Unit Value                        n/a                   n/a      $     11.532903                   n/a                n/a
   Total Return *                    n/a                   n/a                15.33%***               n/a                n/a
   Ratio of Expenses **              n/a                   n/a                 1.65%                  n/a                n/a

                                                          JNL/
                                                       Oppenheimer      JNL/PAM            JNL/PAM          JNL/PIMCO
                                    JNL/MCM           Global Growth  Asia ex-Japan       China-India       Real Return
                                VIP Portfolio(a)        Portfolio     Portfolio(d)       Portfolio(d)      Portfolio(b)
                                ----------------      -------------  -------------      -------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $       7.419727      $    8.776473  $    5.546913      $    5.425816      $  10.336905
   Total Return *                         -43.72%            -41.83%        -44.53%***         -45.74%***         -5.31%
   Ratio of Expenses **                     1.65%              1.65%          1.65%              1.65%             1.65%

Period ended December 31, 2007

   Unit Value                   $      13.184426      $   15.087951            n/a                n/a      $  10.916235
   Total Return *                           8.93%              4.58%           n/a                n/a              9.16%***
   Ratio of Expenses **                     1.65%              1.65%           n/a                n/a              1.65%

Period ended December 31, 2006

   Unit Value                   $      12.103220      $   14.427760            n/a                n/a               n/a
   Total Return *                          10.33%             15.05%           n/a                n/a               n/a
   Ratio of Expenses **                     1.65%              1.65%           n/a                n/a               n/a

Period ended December 31, 2005

   Unit Value                   $      10.969567      $   12.540231            n/a                n/a               n/a
   Total Return *                           9.70%***          11.88%           n/a                n/a               n/a
   Ratio of Expenses **                     1.65%              1.65%           n/a                n/a               n/a

Period ended December 31, 2004

   Unit Value                                n/a      $   11.208220            n/a                n/a               n/a
   Total Return *                            n/a              16.00%           n/a                n/a               n/a
   Ratio of Expenses **                      n/a               1.65%           n/a                n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM          JNL/MCM
                                   S&P SMid          Select Small-Cap         Small Cap            Technology     Value Line 30
                                60 Portfolio(c)          Portfolio         Index Portfolio      Sector Portfolio   Portfolio(a)
                                ---------------      ----------------      ---------------      ----------------  -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      6.077004      $       5.144294      $      8.480174      $       6.864136  $    5.907106
   Total Return *                        -31.25%               -40.95%              -35.90%               -44.26%        -40.93%***
   Ratio of Expenses **                    1.50%                 1.50%                1.50%                 1.50%          1.50%

Period ended December 31, 2007

   Unit Value                   $      8.839370      $       8.711693      $     13.229122      $      12.314873            n/a
   Total Return *                        -11.61%***            -11.79%               -3.57%                12.85%           n/a
   Ratio of Expenses **                    1.50%                 1.50%                1.50%                 1.50%           n/a

Period ended December 31, 2006

   Unit Value                               n/a      $       9.876095      $     13.719270      $      10.913070            n/a
   Total Return *                           n/a                 -1.24%***            15.74%                 7.73%           n/a
   Ratio of Expenses **                     n/a                  1.50%                1.50%                 1.50%           n/a

Period ended December 31, 2005

   Unit Value                               n/a                   n/a      $     11.853301      $      10.129771            n/a
   Total Return *                           n/a                   n/a                 2.67%                 0.91%           n/a
   Ratio of Expenses **                     n/a                   n/a                 1.50%                 1.50%           n/a

Period ended December 31, 2004

   Unit Value                               n/a                   n/a      $     11.544531      $      10.038518            n/a
   Total Return *                           n/a                   n/a                15.45%***             -0.37%           n/a
   Ratio of Expenses **                     n/a                   n/a                 1.50%                 1.50%           n/a

                                                          JNL/
                                                       Oppenheimer      JNL/PAM           JNL/PAM          JNL/PIMCO
                                    JNL/MCM           Global Growth  Asia ex-Japan      China-India       Real Return
                                VIP Portfolio(a)        Portfolio     Portfolio(d)      Portfolio(d)      Portfolio(b)
                                ----------------      -------------  -------------      ------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $       7.851441      $    9.099953  $    5.287416      $   5.252532      $  10.367391
   Total Return *                         -43.64%            -41.74%        -47.13%***        -47.47%***         -5.16%
   Ratio of Expenses **                     1.50%              1.50%          1.50%             1.50%             1.50%

Period ended December 31, 2007

   Unit Value                   $      13.930646      $   15.620614            n/a               n/a      $  10.932025
   Total Return *                           9.10%              4.73%           n/a               n/a              9.32%***
   Ratio of Expenses **                     1.50%              1.50%           n/a               n/a              1.50%

Period ended December 31, 2006

   Unit Value                   $      12.768970      $   14.914590            n/a               n/a               n/a
   Total Return *                          10.50%             15.22%           n/a               n/a               n/a
   Ratio of Expenses **                     1.50%              1.50%           n/a               n/a               n/a

Period ended December 31, 2005

   Unit Value                   $      11.555659      $   12.943985            n/a               n/a               n/a
   Total Return *                           8.15%             12.05%           n/a               n/a               n/a
   Ratio of Expenses **                     1.50%              1.50%           n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                   $      10.685162      $   11.551795            n/a               n/a               n/a
   Total Return *                           6.85%***          16.18%           n/a               n/a               n/a
   Ratio of Expenses **                     1.50%              1.50%           n/a               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                             JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                            S&P SMid      Select Small-Cap     Small Cap        Technology     Value Line 30
                                         60 Portfolio(c)      Portfolio     Index Portfolio  Sector Portfolio   Portfolio(a)
                                         ---------------  ----------------  ---------------  ----------------  -------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $            55  $             50  $           304  $            128  $          94
   (1) Units Outstanding (in thousands)                9                10               36                18             16
   Investment Income Ratio *                        0.04%             0.30%            0.95%             0.03%          0.72%

Period ended December 31, 2007

   Net Assets (in thousands)             $             1  $             62  $           615  $            299  $          --
   Units Outstanding (in thousands)                    0                 7               47                24             --
   Investment Income Ratio *                        0.44%             9.59%            1.32%             0.09%          0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                         n/a  $            109  $           688  $            272            n/a
   Units Outstanding (in thousands)                  n/a                11               50                25            n/a
   Investment Income Ratio *                         n/a              0.00%            1.82%             0.07%           n/a

Period ended December 31, 2005

   Net Assets (in thousands)                         n/a               n/a  $           370  $            267            n/a
   Units Outstanding (in thousands)                  n/a               n/a               31                26            n/a
   Investment Income Ratio *                         n/a               n/a             1.76%             1.81%           n/a

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a               n/a  $           244  $             79            n/a
   Units Outstanding (in thousands)                  n/a               n/a               21                 8            n/a
   Investment Income Ratio *                         n/a               n/a             0.01%             0.00%           n/a

                                                               JNL/
                                                            Oppenheimer      JNL/PAM       JNL/PAM       JNL/PIMCO
                                             JNL/MCM       Global Growth  Asia ex-Japan  China-India    Real Return
                                         VIP Portfolio(a)    Portfolio    Portfolio(d)   Portfolio(d)  Portfolio(b)
                                         ----------------  -------------  -------------  ------------  ------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)         $            430  $       1,641  $          58  $          6  $        710
   (1) Units Outstanding (in thousands)                55            182             11             1            69
   Investment Income Ratio *                         0.95%          1.27%          0.75%         0.00%         1.40%

Period ended December 31, 2007

   Net Assets (in thousands)             $          1,332  $       3,343            n/a           n/a  $        104
   Units Outstanding (in thousands)                    97            216            n/a           n/a            10
   Investment Income Ratio *                         2.14%          0.99%           n/a           n/a          0.00%

Period ended December 31, 2006

   Net Assets (in thousands)             $          2,491  $       3,730            n/a           n/a           n/a
   Units Outstanding (in thousands)                   199            252            n/a           n/a           n/a
   Investment Income Ratio *                         0.42%          0.48%           n/a           n/a           n/a

Period ended December 31, 2005

   Net Assets (in thousands)             $          2,304  $       3,700            n/a           n/a           n/a
   Units Outstanding (in thousands)                   204            288            n/a           n/a           n/a
   Investment Income Ratio *                         0.56%          0.24%           n/a           n/a           n/a

Period ended December 31, 2004

   Net Assets (in thousands)             $            254  $       3,421            n/a           n/a           n/a
   Units Outstanding (in thousands)                    24            299            n/a           n/a           n/a
   Investment Income Ratio *                         0.20%          0.15%           n/a           n/a           n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations March 31, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                    JNL/               JNL/           JNL/                JNL/
                                   JNL/PIMCO     PPM America        PPM America    PPM America         PPM America
                                  Total Return   Core Equity        High Yield    Mid Cap Value      Small Cap Value
                                 Bond Portfolio   Portfolio       Bond Portfolio  Portfolio(c)        Portfolio(c)
                                 --------------  -----------      --------------  -------------      ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $    14.474004  $  7.161598      $     9.749463  $    5.629914      $      6.237442
   Total Return *                         -1.24%      -41.48%             -31.89%        -43.70%***           -37.63%***
   Ratio of Expenses **                    1.65%        1.65%               1.65%          1.65%                1.65%

Period ended December 31, 2007

   Unit Value                    $    14.656314  $ 12.237177      $    14.313868            n/a                  n/a
   Total Return *                          6.47%       -8.77%              -2.73%           n/a                  n/a
   Ratio of Expenses **                    1.65%        1.65%               1.65%           n/a                  n/a

Period ended December 31, 2006

   Unit Value                    $    13.766210  $ 13.413970      $    14.715860            n/a                  n/a
   Total Return *                          1.78%       11.89%               8.71%           n/a                  n/a
   Ratio of Expenses **                    1.65%        1.65%               1.65%           n/a                  n/a

Period ended December 31, 2005

   Unit Value                    $    13.524868  $ 11.988582      $    13.536831            n/a                  n/a
   Total Return *                          0.64%        6.97%               0.03%           n/a                  n/a
   Ratio of Expenses **                    1.65%        1.65%               1.65%           n/a                  n/a

Period ended December 31, 2004

   Unit Value                    $    13.438808  $ 11.207245      $    13.533349            n/a                  n/a
   Total Return *                          2.74%       12.07%***            6.51%           n/a                  n/a
   Ratio of Expenses **                    1.65%        1.65%               1.65%           n/a                  n/a

                                     JNL/                JNL/                                JNL/S&P
                                 PPM America       Red Rocks Listed                        Competitive             JNL/S&P
                                 Value Equity       Private Equity        JNL/S&P 4         Advantage            Disciplined
                                  Portfolio          Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                 ------------      ----------------      ------------      ------------      -------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $   5.995373      $       5.921322      $   6.670761      $   6.883938      $          6.268659
   Total Return *                      -48.08%               -40.79%***        -32.74%           -30.56%                  -40.20%
   Ratio of Expenses **                  1.65%                 1.65%             1.65%             1.65%                    1.65%

Period ended December 31, 2007

   Unit Value                    $  11.546240                   n/a      $   9.917437      $   9.913348      $         10.483291
   Total Return *                       -7.18%                  n/a             -0.83%***         -0.87%***                 4.83%***
   Ratio of Expenses **                  1.65%                  n/a              1.65%             1.65%                    1.65%

Period ended December 31, 2006

   Unit Value                    $  12.439130                   n/a               n/a               n/a                      n/a
   Total Return *                       11.18%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.65%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                    $  11.188101                   n/a               n/a               n/a                      n/a
   Total Return *                        3.19%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.65%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                    $  10.841712                   n/a               n/a               n/a                      n/a
   Total Return *                        8.42%***               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.65%                  n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                     JNL/                JNL/            JNL/                JNL/
                                   JNL/PIMCO     PPM America         PPM America     PPM America         PPM America
                                  Total Return   Core Equity         High Yield     Mid Cap Value      Small Cap Value
                                 Bond Portfolio   Portfolio        Bond Portfolio   Portfolio(c)        Portfolio(c)
                                 --------------  ------------      ---------------  -------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                    $    14.774893  $   7.212276      $      9.761301  $   10.887917      $      5.796969
   Total Return *                         -1.10%       -41.39%              -31.79%          8.88%***           -42.03%***
   Ratio of Expenses **                    1.50%         1.50%                1.50%          1.50%                1.50%

Period ended December 31, 2007

   Unit Value                    $    14.938563  $  12.304502      $     14.309762            n/a                  n/a
   Total Return *                          6.63%        -8.64%               -2.58%           n/a                  n/a
   Ratio of Expenses **                    1.50%         1.50%                1.50%           n/a                  n/a

Period ended December 31, 2006

   Unit Value                    $    14.010170  $  13.467480      $     14.689470            n/a                  n/a
   Total Return *                          1.94%        12.06%                8.87%           n/a                  n/a
   Ratio of Expenses **                    1.50%         1.50%                1.50%           n/a                  n/a

Period ended December 31, 2005

   Unit Value                    $    13.743983  $  12.018418      $     13.492349            n/a                  n/a
   Total Return *                          0.79%         7.13%                0.18%           n/a                  n/a
   Ratio of Expenses **                    1.50%         1.50%                 n/a            n/a                  n/a

Period ended December 31, 2004

   Unit Value                    $    13.636114  $  11.218479      $     13.468715            n/a                  n/a
   Total Return *                          2.89%        12.18%***             6.67%           n/a                  n/a
   Ratio of Expenses **                    1.50%         1.50%                 n/a            n/a                  n/a

                                     JNL/                JNL/                                 JNL/S&P
                                 PPM America       Red Rocks Listed                         Competitive           JNL/S&P
                                 Value Equity       Private Equity        JNL/S&P 4          Advantage          Disciplined
                                  Portfolio          Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                 ------------      ----------------      ------------      ------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                    $   6.037468      $      10.511204      $   6.881946      $   7.076796      $          6.287130
   Total Return *                      -48.00%                 5.11%***        -31.18%***        -29.23%***               -40.11%
   Ratio of Expenses **                  1.50%                 1.50%             1.50%             1.50%                    1.50%

Period ended December 31, 2007

   Unit Value                    $  11.609889                   n/a               n/a               n/a      $         10.498406
   Total Return *                       -7.04%                  n/a               n/a               n/a                     4.98%***
   Ratio of Expenses **                  1.50%                  n/a               n/a               n/a                     1.50%

Period ended December 31, 2006

   Unit Value                    $  12.488850                   n/a               n/a               n/a                      n/a
   Total Return *                       11.35%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.50%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                    $  11.216055                   n/a               n/a               n/a                      n/a
   Total Return *                        3.35%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.50%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                    $  10.852578                   n/a               n/a               n/a                      n/a
   Total Return *                        8.53%***               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  1.50%                  n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                  JNL/           JNL/           JNL/            JNL/
                                                 JNL/PIMCO     PPM America    PPM America    PPM America     PPM America
                                                Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                               Bond Portfolio   Portfolio   Bond Portfolio  Portfolio(c)    Portfolio(c)
                                               --------------  -----------  --------------  -------------  ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)               $        7,035  $        41  $        1,368  $          25  $            26
   (1) Units Outstanding (in thousands)                   479            6             140              3                4
   Investment Income Ratio *                             3.97%        0.21%           8.34%          1.02%            0.55%

Period ended December 31, 2007

   Net Assets (in thousands)                   $        8,236  $        68  $        2,587            n/a              n/a
   Units Outstanding (in thousands)                       554            6             181            n/a              n/a
   Investment Income Ratio *                             4.53%        0.34%           7.21%           n/a              n/a

Period ended December 31, 2006

   Net Assets (in thousands)                   $        8,338  $        82  $        3,297            n/a              n/a
   Units Outstanding (in thousands)                       598            6             224            n/a              n/a
   Investment Income Ratio *                             3.50%        0.09%           6.06%           n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)                   $        9,362  $       113  $        3,731            n/a              n/a
   Units Outstanding (in thousands)                       684            9             276            n/a              n/a
   Investment Income Ratio *                             3.52%        1.96%           6.49%           n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                   $       10,522  $         5  $        4,804            n/a              n/a
   Units Outstanding (in thousands)                       775           --             356            n/a              n/a
   Investment Income Ratio *                             1.49%        0.15%           2.00%           n/a              n/a

                                                   JNL/            JNL/                        JNL/S&P
                                               PPM America   Red Rocks Listed                Competitive       JNL/S&P
                                               Value Equity   Private Equity    JNL/S&P 4      Advantage      Disciplined
                                                Portfolio      Portfolio(d)    Portfolio(b)  Portfolio(b)  Growth Portfolio(a)
                                               ------------  ----------------  ------------  ------------  -------------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)               $         66  $              7  $         37  $         20  $                54
   (1) Units Outstanding (in thousands)                  11                 1             5             3                    9
   Investment Income Ratio *                           2.37%             0.66%         0.01%         1.87%                1.04%

Period ended December 31, 2007

   Net Assets (in thousands)                   $        115               n/a  $         --  $         --  $                64
   Units Outstanding (in thousands)                      10               n/a            --            --                    6
   Investment Income Ratio *                           0.56%              n/a          0.00%         0.00%                0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                   $        133               n/a           n/a           n/a                  n/a
   Units Outstanding (in thousands)                      11               n/a           n/a           n/a                  n/a
   Investment Income Ratio *                           0.04%              n/a           n/a           n/a                  n/a

Period ended December 31, 2005

   Net Assets (in thousands)                   $         73               n/a           n/a           n/a                  n/a
   Units Outstanding (in thousands)                       7               n/a           n/a           n/a                  n/a
   Investment Income Ratio *                           1.55%              n/a           n/a           n/a                  n/a

Period ended December 31, 2004

   Net Assets (in thousands)                   $         25               n/a           n/a           n/a                  n/a
   Units Outstanding (in thousands)                       2               n/a           n/a           n/a                  n/a
   Investment Income Ratio *                           1.62%              n/a           n/a           n/a                  n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                     JNL/S&P                 JNL/S&P                                  JNL/
                           JNL/S&P                 Disciplined            Dividend Income          JNL/S&P        S&P Managed
                         Disciplined                 Moderate                & Growth          Intrinsic Value     Aggressive
                      Moderate Portfolio(c)      Growth Portfolio(c)       (Portfolio(d)         Portfolio(d)   Growth Portfolio
                      ---------------------      -------------------      ---------------      ---------------  ----------------
Highest expense
   ratio
Period ended
   December 31, 2008

   Unit Value         $            7.604559      $          6.739491      $      7.113548      $   6.252101      $      8.641194
   Total Return *                    -27.80%                  -35.83%              -27.14%           -36.95%              -40.15%
   Ratio of
      Expenses **                      1.65%                    1.65%                1.65%             1.65%                1.65%

Period ended
   December 31, 2007

   Unit Value         $           10.532508      $         10.502980      $      9.763603      $   9.916059      $     14.438856
   Total Return *                      5.33%***                 5.03%***            -2.36%***         -0.84%***             7.37%
   Ratio of
      Expenses **                      1.65%                    1.65%                1.65%             1.65%                1.65%

Period ended
   December 31, 2006

   Unit Value                           n/a                      n/a                  n/a               n/a      $     13.447220
   Total Return *                       n/a                      n/a                  n/a               n/a                13.68%
   Ratio of
      Expenses **                       n/a                      n/a                  n/a               n/a                 1.65%

Period ended
   December 31, 2005

   Unit Value                           n/a                      n/a                  n/a               n/a      $     11.829029
   Total Return *                       n/a                      n/a                  n/a               n/a                 6.71%
   Ratio of
      Expenses **                       n/a                      n/a                  n/a               n/a                 1.65%

Period ended
   December 31, 2004

   Unit Value                           n/a                      n/a                  n/a               n/a      $     11.085648
   Total Return *                       n/a                      n/a                  n/a               n/a                10.86%***
   Ratio of
      Expenses **                       n/a                      n/a                  n/a               n/a                 1.65%

                                     JNL/                                    JNL/               JNL/
                                  S&P Managed            JNL/             S&P Managed        S&P Managed            JNL/S&P
                                 Conservative        S&P Managed            Moderate           Moderate          Retirement 2015
                                 Portfolio(a)      Growth Portfolio      Portfolio(a)      Growth Portfolio        Portfolio(b)
                                 ------------      ----------------      ------------      ----------------      ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $   9.713922      $       8.864497      $   9.455884      $       9.556430      $      7.994986
   Total Return *                      -15.16%               -36.41%           -22.53%               -28.69%              -31.26%
   Ratio of Expenses **                  1.65%                 1.65%             1.65%                 1.65%                1.65%

Period ended December 31, 2007

   Unit Value                    $  11.449966      $      13.941125      $  12.205632      $      13.401109      $     11.631073
   Total Return *                        4.55%                 6.91%             5.96%                 6.87%                7.40%
   Ratio of Expenses **                  1.65%                 1.65%             1.65%                 1.65%                1.65%

Period ended December 31, 2006

   Unit Value                    $  10.952060      $      13.039680      $  11.518820      $      12.540050      $     10.829290
   Total Return *                        6.09%                12.28%             8.59%                10.34%                8.29%***
   Ratio of Expenses **                  1.65%                 1.65%             1.65%                 1.65%                1.65%

Period ended December 31, 2005

   Unit Value                    $  10.323558      $      11.613237      $  10.607730      $      11.364627                  n/a
   Total Return *                        3.24%***              5.68%             6.08%***              4.68%                 n/a
   Ratio of Expenses **                  1.65%                 1.65%             1.65%                 1.65%                 n/a

Period ended December 31, 2004

   Unit Value                             n/a      $      10.988834               n/a      $      10.856953                  n/a
   Total Return *                         n/a                  9.89%***           n/a                  8.57%***              n/a
   Ratio of Expenses **                   n/a                  1.65%              n/a                  1.65%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/S&P               JNL/S&P                                   JNL/
                            JNL/S&P                 Disciplined         Dividend Income         JNL/S&P           S&P Managed
                          Disciplined                 Moderate            & Growth          Intrinsic Value       Aggressive
                      Moderate Portfolio(c)     Growth Portfolio(c)       Portfolio(d)        Portfolio(d)      Growth Portfolio
                      ---------------------     -------------------     ---------------     ---------------     ----------------
Lowest expense ratio
Period ended
   December 31, 2008

   Unit Value         $            7.626933     $          6.759291     $      8.052079     $      6.573021     $       8.701931
   Total Return *                    -27.69%                 -35.74%             -19.48%***          -34.27%***           -40.06%
   Ratio of
      Expenses **                      1.50%                   1.50%               1.50%               1.50%                1.50%

Period ended
   December 31, 2007

   Unit Value         $           10.547703     $         10.518024                 n/a                 n/a     $      14.518557
   Total Return *                      5.48%***                5.18%***             n/a                 n/a                 7.54%
   Ratio of
      Expenses **                      1.50%                   1.50%                n/a                 n/a                 1.50%

Period ended
   December 31, 2006

   Unit Value                           n/a                     n/a                 n/a                 n/a     $      13.501070
   Total Return *                       n/a                     n/a                 n/a                 n/a                13.85%
   Ratio of
      Expenses **                       n/a                     n/a                 n/a                 n/a                 1.50%

Period ended
   December 31, 2005

   Unit Value                           n/a                     n/a                 n/a                 n/a     $      11.858643
   Total Return *                       n/a                     n/a                 n/a                 n/a                 6.87%
   Ratio of
      Expenses **                       n/a                     n/a                 n/a                 n/a                 1.50%

Period ended
   December 31, 2004

   Unit Value                           n/a                     n/a                 n/a                 n/a     $      11.096796
   Total Return *                       n/a                     n/a                 n/a                 n/a                10.97%***
   Ratio of
      Expenses **                       n/a                     n/a                 n/a                 n/a                 1.50%

                                    JNL/                                   JNL/                JNL/
                                 S&P Managed           JNL/             S&P Managed         S&P Managed            JNL/S&P
                                Conservative        S&P Managed           Moderate            Moderate          Retirement 2015
                                Portfolio(a)      Growth Portfolio      Portfolio(a)      Growth Portfolio        Portfolio(b)
                                ------------      ----------------      ------------      ----------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $   9.775040      $       8.926799      $   9.502873      $       9.623619      $      8.030486
   Total Return *                     -15.03%               -36.32%           -22.41%               -28.58%              -31.16%
   Ratio of Expenses **                 1.50%                 1.50%             1.50%                 1.50%                1.50%

Period ended December 31, 2007

   Unit Value                   $  11.504751      $      14.018050      $  12.247899      $      13.475091      $     11.665203
   Total Return *                       4.70%                 7.07%             6.12%                 7.03%                7.57%
   Ratio of Expenses **                 1.50%                 1.50%             1.50%                 1.50%                1.50%

Period ended December 31, 2006

   Unit Value                   $  10.987910      $      13.091890      $  11.541280      $      12.590260      $     10.844690
   Total Return *                       6.25%                12.45%             8.75%                10.51%                8.45%***
   Ratio of Expenses **                 1.50%                 1.50%             1.50%                 1.50%                1.50%

Period ended December 31, 2005

   Unit Value                   $  10.341847      $      11.642306      $  10.612531      $      11.393083                  n/a
   Total Return *                       3.42%***              5.84%             6.13%***              4.83%                 n/a
   Ratio of Expenses **                 1.50%                 1.50%             1.50%                 1.50%                 n/a

Period ended December 31, 2004

   Unit Value                            n/a      $      10.999877               n/a      $      10.867863                  n/a
   Total Return *                        n/a                 10.00%***           n/a                  8.68%***              n/a
   Ratio of Expenses **                  n/a                  1.50%              n/a                  1.50%                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                              JNL/S&P            JNL/S&P                               JNL/
                                         JNL/S&P             Disciplined      Dividend Income      JNL/S&P         S&P Managed
                                       Disciplined            Moderate           & Growth       Intrinsic Value     Aggressive
                                  Moderate Portfolio(c)  Growth Portfolio(c)    Portfolio(d)     Portfolio(d)    Growth Portfolio
                                  ---------------------  -------------------  ---------------  ----------------  ----------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)  $                  73  $                76  $           100  $             18  $          4,202
   (1) Units Outstanding
     (in thousands)                                  10                   11               13                 3               484
   Investment Income Ratio *                       0.99%                0.94%            5.41%             1.84%             0.33%

Period ended December 31, 2007

   Net Assets (in thousands)      $                   4  $               105  $            --  $             --  $          9,019
   Units Outstanding
     (in thousands)                                   0                   10               --                --               622
   Investment Income Ratio *                       0.00%                0.00%            0.00%             0.00%             1.84%

Period ended December 31, 2006

   Net Assets (in thousands)                        n/a                  n/a              n/a               n/a  $          9,228
   Units Outstanding
     (in thousands)                                 n/a                  n/a              n/a               n/a               684
   Investment Income Ratio *                        n/a                  n/a              n/a               n/a               n/a

Period ended December 31, 2005

   Net Assets (in thousands)                        n/a                  n/a              n/a               n/a  $         10,113
   Units Outstanding
     (in thousands)                                 n/a                  n/a              n/a               n/a               853
   Investment Income Ratio *                        n/a                  n/a              n/a               n/a              0.71%

Period ended December 31, 2004

   Net Assets (in thousands)                        n/a                  n/a              n/a               n/a  $         12,541
   Units Outstanding
     (in thousands)                                 n/a                  n/a              n/a               n/a             1,131
   Investment Income Ratio *                        n/a                  n/a              n/a               n/a              0.11%

                                     JNL/                             JNL/            JNL/
                                  S&P Managed       JNL/          S&P Managed     S&P Managed        JNL/S&P
                                  Conservative    S&P Managed       Moderate       Moderate       Retirement 2015
                                  Portfolio(a)  Growth Portfolio  Portfolio(a)  Growth Portfolio   Portfolio(b)
                                  ------------  ----------------  ------------  ----------------  ---------------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)  $        836  $         10,507  $      1,503  $          6,964  $            --
   (1) Units Outstanding
     (in thousands)                         86             1,179           159               725               --
   Investment Income Ratio *              3.70%             0.49%         7.60%             1.94%             n/a

Period ended December 31, 2007

   Net Assets (in thousands)             $ 701  $         20,966  $        577  $         12,538  $            --
   Units Outstanding
     (in thousands)                         61             1,498            47               932               --
   Investment Income Ratio *              3.37%             1.53%         2.93%             1.94%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)      $         92  $         24,044  $        283  $         13,497  $            --
   Units Outstanding
     (in thousands)                          8             1,839            25             1,073               --
   Investment Income Ratio *              1.33%             0.94%         2.27%             1.19%            0.00%

Period ended December 31, 2005

   Net Assets (in thousands)      $         51  $         26,093  $        202  $         14,559              n/a
   Units Outstanding
     (in thousands)                          5             2,243            19             1,279              n/a
   Investment Income Ratio *              0.33%             1.07%         0.38%             1.60%             n/a

Period ended December 31, 2004

   Net Assets (in thousands)               n/a  $         30,322           n/a  $         15,440              n/a
   Units Outstanding
     (in thousands)                        n/a             2,757           n/a             1,421              n/a
   Investment Income Ratio *               n/a              0.53%          n/a              0.97%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 17, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                JNL/
                                    JNL/S&P              JNL/S&P           S&P Retirement         JNL/S&P          JNL/Select
                                Retirement 2020      Retirement 2025          Income            Total Yield         Balanced
                                 Portfolio(a)          Portfolio(a)         Portfolio(a)        Portfolio(b)       Portfolio
                                ---------------      ---------------      ---------------       ------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      7.739095      $      7.555191      $      8.951461       $   6.367107       $ 10.375829
   Total Return *                        -34.40%              -36.73%              -19.49%            -36.72%           -22.02%
   Ratio of Expenses **                    1.65%                1.65%                1.65%              1.65%             1.65%

Period ended December 31, 2007

   Unit Value                   $     11.797068      $     11.940644      $     11.117828       $  10.061649       $ 13.305930
   Total Return *                          7.66%                8.29%                5.15%              0.62%***          5.72%
   Ratio of Expenses **                    1.65%                1.65%                1.65%              1.65%             1.65%

Period ended December 31, 2006

   Unit Value                   $     10.957280      $     11.026170      $     10.573330                n/a       $ 12.585430
   Total Return *                          9.57%***            10.26%***             5.73%***            n/a             11.80%
   Ratio of Expenses **                    1.65%                1.65%                1.65%               n/a              1.65%

Period ended December 31, 2005

   Unit Value                               n/a                  n/a                  n/a                n/a       $ 11.257107
   Total Return *                           n/a                  n/a                  n/a                n/a              3.58%
   Ratio of Expenses **                     n/a                  n/a                  n/a                n/a              1.65%

Period ended December 31, 2004

   Unit Value                               n/a                  n/a                  n/a                n/a       $ 10.867896
   Total Return *                           n/a                  n/a                  n/a                n/a              8.68%***
   Ratio of Expenses **                     n/a                  n/a                  n/a                n/a              1.65%

                                 JNL/Select        JNL/              JNL/T.Rowe           JNL/T.Rowe       JNL/T.Rowe
                                Money Market  Select Value       Price Established       Price Mid-Cap     Price Value
                                 Portfolio      Portfolio         Growth Portfolio      Growth Portfolio    Portfolio
                                ------------  -------------      -----------------      ----------------  ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $  11.052144  $   10.056017      $        7.769412      $       9.725018  $   8.077613
   Total Return *                       0.52%        -34.44%                -43.78%               -41.62%       -41.44%
   Ratio of Expenses **                 1.65%          1.65%                  1.65%                 1.65%         1.65%

Period ended December 31, 2007

   Unit Value                   $  10.994884  $   15.337839      $       13.820046      $      16.657788  $  13.794433
   Total Return *                       3.02%          6.07%                  8.30%                15.29%        -0.81%
   Ratio of Expenses **                 1.65%          1.65%                  1.65%                 1.65%         1.65%

Period ended December 31, 2006

   Unit Value                   $  10.672320  $   14.459570      $       12.760390      $      14.448520  $  13.907270
   Total Return *                       2.81%         18.95%                 11.84%                 5.05%        18.06%
   Ratio of Expenses **                 1.65%          1.65%                  1.65%                 1.65%         1.65%

Period ended December 31, 2005

   Unit Value                   $  10.380233  $   12.156259      $       11.409416      $      13.753664  $  11.779812
   Total Return *                       1.03%          6.39%                  4.36%                12.23%         4.41%
   Ratio of Expenses **                 1.65%          1.65%                  1.65%                 1.65%         1.65%

Period ended December 31, 2004

   Unit Value                   $  10.274101  $   11.426394      $       10.933024      $      12.254567  $  11.281834
   Total Return *                      -0.87%         14.26%***               9.33%***             16.10%        12.82%***
   Ratio of Expenses **                 1.65%          1.65%                  1.65%                 1.65%         1.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                             JNL/
                                    JNL/S&P             JNL/S&P           S&P Retirement        JNL/S&P          JNL/Select
                                Retirement 2020      Retirement 2025         Income            Total Yield        Balanced
                                 Portfolio(a)         Portfolio(a)         Portfolio(a)       Portfolio(b)       Portfolio
                                ---------------      ---------------      --------------      ------------      -----------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      7.773430      $      7.588748      $     8.991143      $   6.174854      $ 10.448772
   Total Return *                        -34.30%              -36.63%             -19.36%           -38.25%***       -21.90%
   Ratio of Expenses **                    1.50%                1.50%               1.50%             1.50%            1.50%

Period ended December 31, 2007

   Unit Value                   $     11.831618      $     11.975699      $    11.150353               n/a      $ 13.379399
   Total Return *                          7.83%                8.46%               5.31%              n/a             5.88%
   Ratio of Expenses **                    1.50%                1.50%               1.50%              n/a             1.50%

Period ended December 31, 2006

   Unit Value                   $     10.972860      $     11.041870      $    10.588260               n/a      $ 12.635840
   Total Return *                          9.73%***            10.42%***            5.88%***           n/a            11.97%
   Ratio of Expenses **                    1.50%                1.50%               1.50%              n/a             1.50%

Period ended December 31, 2005

   Unit Value                               n/a                  n/a                 n/a               n/a      $ 11.285298
   Total Return *                           n/a                  n/a                 n/a               n/a             3.74%
   Ratio of Expenses **                     n/a                  n/a                 n/a               n/a             1.50%

Period ended December 31, 2004

   Unit Value                               n/a                  n/a                 n/a               n/a      $ 10.878820
   Total Return *                           n/a                  n/a                 n/a               n/a             8.79%***
   Ratio of Expenses **                     n/a                  n/a                 n/a               n/a             1.50%

                                  JNL/Select       JNL/             JNL/T.Rowe             JNL/T.Rowe        JNL/T.Rowe
                                 Money Market   Select Value      Price Established       Price Mid-Cap     Price Value
                                  Portfolio      Portfolio        Growth Portfolio       Growth Portfolio    Portfolio
                                -------------  -------------      -----------------      ----------------   -----------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $   11.245230  $   10.102667      $        7.823988      $       9.787701   $  8.134415
   Total Return *                        0.67%        -34.34%                -43.70%               -41.53%       -41.36%
   Ratio of Expenses **                  1.50%          1.50%                  1.50%                 1.50%         1.50%

Period ended December 31, 2007

   Unit Value                   $   11.170196  $   15.385875      $       13.896268      $      16.740028   $ 13.870604
   Total Return *                        3.18%          6.23%                  8.47%                15.46%        -0.66%
   Ratio of Expenses **                  1.50%          1.50%                  1.50%                 1.50%         1.50%

Period ended December 31, 2006

   Unit Value                   $   10.826140  $   14.483010      $       12.811430      $      14.497970   $ 13.962980
   Total Return *                        2.97%         19.13%                 12.01%                 5.21%        18.24%
   Ratio of Expenses **                  1.50%          1.50%                  1.50%                 1.50%         1.50%

Period ended December 31, 2005

   Unit Value                   $   10.514095  $   12.157789      $       11.437925      $      13.780098   $ 11.809313
   Total Return *                        1.18%          6.55%                  4.51%                12.40%         4.57%
   Ratio of Expenses **                  1.50%          1.50%                  1.50%                 1.50%         1.50%

Period ended December 31, 2004

   Unit Value                   $   10.391043  $   11.410747      $       10.943912      $      12.259772   $ 11.293178
   Total Return *                       -0.72%         14.11%***               9.44%***             16.28%        12.93%***
   Ratio of Expenses **                  1.50%          1.50%                  1.50%                 1.50%         1.50%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

      Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations December 3, 2007.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                      JNL/
                                                JNL/S&P           JNL/S&P        S&P Retirement       JNL/S&P      JNL/Select
                                           Retirement 2020    Retirement 2025        Income        Total Yield      Balanced
                                             Portfolio(a)      Portfolio(a)       Portfolio(a)     Portfolio(b)     Portfolio
                                           ---------------    ---------------    --------------    ------------    ----------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $           108    $            --    $          154    $         44    $    3,965
   (1) Units Outstanding (in thousands)                 14                 --                17               7           380
   Investment Income Ratio *                          1.94%               n/a              2.41%           1.59%         2.23%

Period ended December 31, 2007

   Net Assets (in thousands)               $            27    $            --    $           42    $         --    $    5,905
   Units Outstanding (in thousands)                      2                 --                 4              --           442
   Investment Income Ratio *                          0.24%              0.00%             1.43%           0.00%         2.30%

Period ended December 31, 2006

   Net Assets (in thousands)               $           146    $            --    $            5             n/a    $    6,541
   Units Outstanding (in thousands)                     13                 --                --             n/a           518
   Investment Income Ratio *                          0.00%              0.00%             0.00%            n/a          2.63%

Period ended December 31, 2005

   Net Assets (in thousands)                           n/a                n/a               n/a             n/a    $    6,001
   Units Outstanding (in thousands)                    n/a                n/a               n/a             n/a           532
   Investment Income Ratio *                           n/a                n/a               n/a             n/a          3.59%

Period ended December 31, 2004

   Net Assets (in thousands)                           n/a                n/a               n/a             n/a    $    6,284
   Units Outstanding (in thousands)                    n/a                n/a               n/a             n/a           578
   Investment Income Ratio *                           n/a                n/a               n/a             n/a          0.23%

                                            JNL/Select         JNL/           JNL/T.Rowe           JNL/T.Rowe       JNL/T.Rowe
                                           Money Market    Select Value    Price Established     Price Mid-Cap      Price Value
                                             Portfolio       Portfolio      Growth Portfolio    Growth Portfolio     Portfolio
                                           ------------    ------------    -----------------    ----------------    -----------
Portfolio data
Period ended December 31, 2008

   (1) Net Assets (in thousands)           $      3,768    $        566    $           3,336    $          4,109    $     1,345
   (1) Units Outstanding (in thousands)             337              56                  427                 421            166
   Investment Income Ratio *                       2.12%           0.03%                0.08%               0.00%          1.98%

Period ended December 31, 2007

   Net Assets (in thousands)               $      2,642    $      1,311    $           7,354    $          9,009    $     2,132
   Units Outstanding (in thousands)                 237              85                  530                 539            154
   Investment Income Ratio *                       4.64%           3.58%                0.94%               1.47%          2.46%

Period ended December 31, 2006

   Net Assets (in thousands)               $      1,920    $      1,057    $           7,175    $          9,234    $     1,568
   Units Outstanding (in thousands)                 178              73                  561                 638            112
   Investment Income Ratio *                       4.41%           4.61%                0.42%               0.79%          1.36%

Period ended December 31, 2005

   Net Assets (in thousands)               $      2,272    $        366    $           7,262    $         10,078    $     1,112
   Units Outstanding (in thousands)                 217              30                  635                 732             94
   Investment Income Ratio *                       2.63%           3.58%                0.27%               0.26%          1.50%

Period ended December 31, 2004

   Net Assets (in thousands)               $      2,483    $        157    $             569    $         11,112    $     1,870
   Units Outstanding (in thousands)                 240              14                   52                 906            166
   Investment Income Ratio *                       0.75%           0.56%                1.16%               0.00%          1.16%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations December 3, 2007.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account V:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account V (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account V as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance               [GRAPHIC OMITTED][GRAPHIC OMITTED]
Company and Subsidiaries


Consolidated Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Consolidated Balance Sheets                                                    2



Consolidated Income Statements                                                 3



Consolidated Statements of Stockholder's Equity and Comprehensive Income       4



Consolidated Statements of Cash Flows                                          5



Notes to Consolidated Financial Statements                                     6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois
March 13, 2009

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2008                 2007
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                      $ 715,994            $ 642,600
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $38,419,522; 2007, $37,320,138)             34,305,761           37,050,644
Equities (cost: 2008, $389,516; 2007, $299,050)                                        343,668              315,730
Trading securities, at fair value                                                      523,969              622,470
Commercial mortgage loans                                                            6,376,535            5,475,604
Policy loans                                                                           841,054              829,493
Derivative instruments                                                                 970,800              776,276
Other invested assets                                                                  935,010              841,681
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   45,012,791           46,554,498

Accrued investment income                                                              496,787              455,208
Deferred acquisition costs                                                           4,889,889            3,438,686
Deferred sales inducements                                                             565,942              359,857
Reinsurance recoverable                                                              1,527,403            1,024,241
Income taxes receivable from Parent                                                    169,331                7,459
Deferred income taxes                                                                  994,874               75,609
Other assets                                                                           234,196              189,117
Separate account assets                                                             20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 4,091,774          $ 2,505,096
Deposits on investment contracts                                                    35,891,064           33,323,783
Guaranteed investment contracts                                                      1,903,276            1,950,925
Trust instruments supported by funding agreements                                    4,647,874            5,189,453
Federal Home Loan Bank funding agreements                                            1,752,399            1,403,203
Short-term borrowings from Parent                                                            -               32,020
Short-term borrowings                                                                  150,000              250,000
Long-term borrowings                                                                   288,915              270,446
Securities lending payable                                                             127,897              225,516
Derivative instruments                                                               1,258,036              313,603
Other liabilities                                                                    1,152,864            1,211,567
Separate account liabilities                                                        20,902,191           29,912,139
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   72,166,290           76,587,751
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                      126,411              131,210
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,968,985            2,934,881
Accumulated other comprehensive income (loss), net of
tax of $(851,672) in 2008 and $(49,127) in 2007                                     (1,627,525)             (91,235)
Retained earnings                                                                    1,145,443            2,440,407
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           2,500,703            5,297,853
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 74,793,404         $ 82,016,814
                                                                             ==================   ==================
                                                                             ==================   ==================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                                2008            2007            2006
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Revenues
Premiums                                                     $ 170,161       $ 190,300        $ 196,201
Net investment income                                        2,662,099       2,945,516        2,904,787
Net realized losses on investments and capital assets       (1,203,234)        (90,574)         (57,710)
Risk management activity                                      (466,638)         36,458         (105,227)
Fee income                                                   1,069,910       1,000,661          711,584
Other income                                                   107,763          27,783           62,532
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total revenues                                               2,340,061       4,110,144        3,712,167
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
BENEFITS AND EXPENSES
Death and other policy benefits                                514,148         488,280          490,527
Interest credited on deposit liabilities                     1,406,066       1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                          196,175         278,604          269,577
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                               71,295          66,647           52,817
Increase (decrease) in reserves, net of reinsurance            164,027         (29,437)         (37,266)
Commissions                                                    739,798         796,876          663,176
General and administrative expenses                            478,320         468,582          387,011
Deferral of policy acquisition costs                          (719,724)       (777,230)        (675,098)
Deferral of sales inducements                                 (113,232)       (140,722)        (101,525)
Amortization of acquisition costs:
Attributable to operations                                     926,903         552,626          318,443
Attributable to risk management activity                      (103,491)         17,182           (3,302)
Attributable to net realized losses on investments            (164,503)        (23,142)         (10,501)
Amortization of deferred sales inducements:
Attributable to operations                                      39,836          95,102          109,043
Attributable to risk management activity                        59,694          15,979          (35,058)
Attributable to net realized losses on investments             (15,770)         (2,940)          (2,576)
Amortization of acquired insurance                                   -               -           23,578
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Total benefits and expenses                                  3,479,542       3,216,178        2,898,894
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss) before minority interest               (1,139,481)        893,966          813,273
Minority interest                                               (5,825)        (22,396)         (17,236)
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Pretax income (loss)                                        (1,145,306)        871,570          796,037
Federal income tax expense (benefit)                          (172,081)        252,291          263,416
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
Income (loss) before extraordinary gain                       (973,225)        619,279          532,621
Extraordinary gain (loss), net of tax benefit of $4,651, $0
and $908 in 2008, 2007 and 2006, respectively                   (8,638)              -            8,944
                                                          -------------   -------------   --------------
                                                          -------------   -------------   --------------
NET INCOME (LOSS)                                           $ (981,863)      $ 619,279        $ 541,565
                                                          =============   =============   ==============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

COMMON STOCK, BEGINNING AND END OF YEAR                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,934,881         2,904,276          2,854,533
Capital contributions                                          34,104            30,605             49,743
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,968,985         2,934,881          2,904,276
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (91,235)          110,807            263,203
Net unrealized investment losses, net of
reclassification adjustment and net of tax                 (1,536,290)         (202,042)          (152,396)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                (1,627,525)          (91,235)           110,807
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           2,440,407         2,067,128          1,734,621
Net income (loss)                                            (981,863)          619,279            541,565
Dividends paid to stockholder                                (313,101)         (246,000)          (209,058)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,145,443         2,440,407          2,067,128
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 2,500,703       $ 5,297,853        $ 5,096,011
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                    YEARS ENDED DECEMBER 31,
                                                           2008              2007               2006
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                          $ (981,863)        $ 619,279          $ 541,565
Net unrealized holding losses arising during
the period, net of tax of $(1,045,509) in 2008;
$(102,737) in 2007 and $(86,061) in 2006                   (1,987,509)         (190,798)          (159,828)
Reclassification adjustment for losses (gains)
included in net income, net of tax of $242,964 in 2008;
$(6,055)in 2007 and $4,001 in 2006                            451,219           (11,244)             7,432
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME (LOSS)                              $ (2,518,153)        $ 417,237          $ 389,169
                                                      ================  ================   ================
                                                      ================  ================   ================

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           YEARS ENDED DECEMBER 31,
                                                                  2008              2007             2006
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                $ (981,863)        $ 619,279        $ 541,565

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized losses on investments                                1,203,234            90,574           57,710
Unrealized (gains) losses on trading portfolio                       91,472             6,496          (10,937)
Risk management activity                                            466,638           (36,458)         105,227
Interest credited on deposit liabilities                          1,406,066         1,409,771        1,450,048
Interest expense on trust instruments supported
by funding agreements                                               196,175           278,604          269,577
Interest expense on Federal Home Loan Bank funding
agreements                                                           57,928            50,178           18,147
Mortality, expense and surrender charges                           (321,484)         (298,384)        (282,931)
Amortization of discount and premium on investments                  28,168            65,787           76,919
Deferred income tax provision                                      (113,368)           50,254           22,558
Change in (net of effects of contribution of subsidiary in 2006):
Accrued investment income                                           (41,579)           78,679           19,233
Deferred sales inducements and acquisition costs                    (90,287)         (263,145)        (401,934)
Trading portfolio activity, net                                       9,592           (91,761)         (25,082)
Value of acquired insurance                                               -                 -           23,578
Income taxes payable to Parent                                     (161,872)           46,340           (3,166)
Other assets and liabilities, net                                   218,797          (147,951)          50,624
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         1,967,617         1,858,263        1,911,136
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale         2,248,000         4,810,384        5,384,731
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                               2,964,781         3,074,597        2,593,502
Commercial mortgage loans                                           407,640           845,333          770,151
Purchases of:
Fixed maturities and equities available for sale                 (7,622,992)       (7,542,552)      (6,300,678)
Commercial mortgage loans                                        (1,310,760)       (1,031,580)      (1,067,685)
Other investing activities                                          473,947          (143,207)        (543,162)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES              (2,839,384)           12,975          836,859
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                         12,846,221        13,262,218       11,232,706
Withdrawals                                                      (9,029,910)       (8,425,907)      (8,095,806)
Net transfers to separate accounts                               (2,442,002)       (6,915,504)      (5,363,753)
Proceeds from borrowings                                            550,000           250,000                -
Payments on borrowings                                             (634,047)         (131,831)        (119,543)
Proceeds from short-term borrowings from Parent                     (32,000)           32,000                -
Payment of cash dividends to Parent                                (313,101)         (246,000)        (209,058)
Capital contribution                                                      -                 -           24,150
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                 945,161        (2,175,024)      (2,531,304)
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS           73,394          (303,786)         216,691

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  642,600           946,386          729,695
                                                             ---------------   ---------------  ---------------
                                                             ---------------   ---------------  ---------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD              $ 715,994         $ 642,600        $ 946,386
                                                             ===============   ===============  ===============
                                                             ===============   ===============  ===============

------------------------------------------------------------------------------------------------------------------------------------


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o PGDS (US One) LLC ("PGDS"), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company; and, 8) the value of guarantee obligations. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's consolidated financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 on net income was $54.3 million and was recognized as a change in estimate in the accompanying consolidated financial statements, where the changes were presented in the respective income statement captions. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, risk management activity for 2008 and future years is likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 4 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's consolidated financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's consolidated financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to consolidated financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 consolidated financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's consolidated financial statements. See note 12 for information on unrecognized tax benefits arising subsequent to adoption.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP
     05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper, money market instruments and deposits in the Federal Home Loan Bank of Indianapolis ("FHLBI"), are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $604.3 million and $494.2 million as of December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized losses on investments and capital assets. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 5.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Impairment charges of $84.6 million and $10.5 million are included in net realized losses on investments and capital assets in 2008 and 2007, respectively.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2008, 2007 and 2006, $(85.7) million, $44.6 million and $26.3 million of investment income (loss) was recognized on trading securities held at December 31, 2008, 2007 and 2006, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had investments of $72.5 million and $81.5 million as of December 31, 2008 and 2007, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments  are recognized in income
     at  the  date  of  sale  and  are   determined   using  the  specific  cost
     identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, are excluded from net income (loss) and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, spread cap options, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. During 2008, nonperformance by one derivative counterparty resulted in a loss on the related transactions. The related charge of $17.2 million is included as a component of net investment income.

     The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value. Non-linked put-swaptions are carried at fair value.

     Equity index futures contracts and equity index options (including call and put options, put spreads, written calls and knock-out put options), which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are carried at fair value. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value. The fair value of derivatives embedded in funding agreements, as well as foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $1.5 billion and $98.8 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $201.0 million and $13.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, FIN 48 requires, in order to recognize a benefit in the consolidated financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.1 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     Jackson and Jackson National Life Global Funding have established a $10.8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2008 and 2007 totaled $3.5 billion and $3.6 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES

     Jackson is a member of the FHLBI primarily for the purpose of participating in its mortgage-collateralized loan advance program and its short-term funding facility. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLBI. At December 31, 2008 and 2007, Jackson held $117.5 million and $82.5 million, respectively, in FHLBI capital stock, supporting $1.9 billion and $1.7 billion, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $20.8 billion and $29.8 billion at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $106.4 million and $153.8 million at December 31, 2008 and 2007, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     During 2008 and 2006, the Company received $18.6 million and $16.0 million, respectively, from class action settlements against certain underwriters of WorldCom securities. These settlements were recorded in other income in the year received.

     Jackson also terminated, at the customers' requests, a number of Medium Term Note contracts at a discounted rate during 2008. The income on these early terminations, totaling $48.8 million, is included in other income.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life Insurance Company of Georgia ("Life of Georgia"), a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

4.   FAIR VALUE MEASUREMENTS

     The following chart summarizes the fair value and carrying value of Jackson's financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

                                                                 DECEMBER 31, 2008                        DECEMBER 31, 2007
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
                                                        CARRYING VALUE      FAIR VALUE          CARRYING VALUE       FAIR VALUE
                                                      -------------------------------------    -------------------------------------
                                                      -------------------------------------    -------------------------------------
ASSETS
 Cash and short-term investments                            $ 715,994         $ 715,994             $ 642,600          $ 642,600
 Fixed maturities                                          34,305,761        34,305,761            37,050,644         37,050,644
 Equities                                                     343,668           343,668               315,730            315,730
 Trading securities                                           523,969           523,969               622,470            622,470
 Commercial mortgage loans                                  6,376,535         6,139,750             5,475,604          5,755,929
 Policy loans                                                 841,054           665,817               829,493            654,991
 Derivative instruments                                       970,800           970,800               776,276            776,276
 GMIB reinsurance recoverable (1)                             249,468           249,468                     -                  -
 Separate account assets                                   20,902,191        20,902,191            29,912,139         29,912,139

LIABILITIES
 Annuity reserves (2)                                    $ 30,775,340      $ 23,631,193          $ 27,123,582       $ 20,864,149
 Reserves for guaranteed investment contracts               1,903,276         1,998,027             1,950,925          1,963,506
 Trust instruments supported by funding agreements          4,647,874         4,797,590             5,189,453          5,215,734
 Federal Home Loan Bank funding agreements                  1,752,399         1,816,734             1,403,203          1,415,165
 Borrowings                                                   438,915           413,026               552,466            593,349
 Derivative instruments                                     1,258,036         1,258,036               313,603            313,603
 Separate account liabilities                              20,902,191        20,902,191            29,912,139         29,912,139

MINORITY INTEREST                                             126,411           126,411               131,210            131,210

(1) - Reinsurance recoverable  in 2008  represents  the asset  balance  on the embedded  derivative  associated with the reinsurance of Jackson's GMIB product. In 2007,  this embedded  derivative  was a liability and was included in annuity reserves in this table.

(2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments. Non-
financial  instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2. Level 2 also includes freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value of $5,469.4 million and $4,783.3 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are classified as Level 2 as values are determined using observable market inputs.

     COMMERCIAL MORTGAGE LOANS

     Fair values are determined by discounting the future cash flows at current market interest rates.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FREESTANDING DERIVATIVE INSTRUMENTS

     Freestanding derivative instruments are reported on the consolidated balance sheets at fair value. Changes in fair value are included in risk management activity on the consolidated income statement. Derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

     Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

     Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put swaptions and equity index call and put options. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

     Spread cap options are classified as Level 3 as the fair values are determined through non-binding broker quotes. As noted above, due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3.

     Although no other freestanding derivatives are currently classified as Level 3, a derivative instrument containing Level 1 or Level 2 inputs could be classified as a Level 3 financial instrument in its entirety if it includes at least one significant Level 3 input.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including equity indexed annuities, are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS

     Fair value is based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS

     Fair value of the FHLBI funding agreements is based on present value of future cash flows discounted at current market interest rates.

     BORROWINGS

     Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to the short-term maturity. Fair value of other borrowings is based on future cash flows discounted at current market interest rates.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum accumulation benefits ("GMAB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in risk management activity. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Fair values for GMWB and GMAB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is also calculated using the methods previously described. However, as a result of adoption, Jackson now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of best estimate assumptions plus a risk margin. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                     TOTAL              LEVEL 1              LEVEL 2              LEVEL 3
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
ASSETS
    Fixed maturities                                 $ 34,305,761              $ 5,118         $ 28,992,848          $ 5,307,795
    Equities and trading securities                       867,637              529,989                2,178              335,470
    Derivative instruments                                970,800                    -              899,741               71,059
    GMIB reinsurance recoverable                          249,468                    -                    -              249,468
    Separate account assets (1)                        20,902,191           20,902,191                    -                    -
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                            $ 57,295,857         $ 21,437,298         $ 29,894,767          $ 5,963,792
                                              ===================================================================================
                                              ===================================================================================
LIABILITIES
    Embedded derivative instruments                   $ 5,978,422                  $ -          $ 4,854,475          $ 1,123,947
    Derivative instruments                              1,258,036               14,013            1,141,437              102,586

MINORITY INTEREST                                         125,130               32,390                    -               92,740
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
    Total                                             $ 7,361,588             $ 46,403          $ 5,995,912          $ 1,319,273
                                              ===================================================================================
                                              ===================================================================================

(1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

(2) Includes the embedded derivative liabilities related to GMWB reserves and equity indexed annuities.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                                   TOTAL REALIZED/UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN
                                                   -------------------------------
                                                   -------------------------------
(in thousands)                   FAIR VALUE AS OF                  OTHER           PURCHASES,      TRANSFERS IN      FAIR VALUE
                                 JANUARY 1, 2008      NET INCOME   COMPREHENSIVE   ISSUANCES AND   AND/OR OUT OF     AS OF DECEMBER
                                                                   INCOME          SETTLEMENTS     LEVEL 3           31, 2008
                                 ---------------------------------------------------------------------------------------------------
                                 ---------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                   $ 2,465,994      (361,528)    (597,879)          144,839       3,656,369       $ 5,307,795
 Equities and trading securities        334,297        (6,778)           4             7,947               -           335,470
 Derivative instruments                 229,887        25,829            -          (184,657)              -            71,059
 GMIB reinsurance recoverable            38,502       210,966            -                 -               -           249,468

LIABILITIES
 Embedded derivative instruments      $ 242,707       881,240            -                 -               -       $ 1,123,947
 Derivative instruments                 (11,349)       93,761            -                 -          20,174           102,586
MINORITY INTEREST                        94,411         8,127            -            (9,798)              -            92,740


The portion of gains and losses  included  in net income or other  comprehensive income  attributable  to the change in  unrealized gains and losses related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                               DECEMBER 31, 2008
ASSETS
    Fixed maturities                                           $ (597,575)
    Equities and trading securities                               (11,379)
    Derivative instruments                                        (25,168)
    Reinsurance recoverable                                       210,966

LIABILITIES
    Embedded derivative instruments                            $ (881,240)
    Derivative instruments                                       (113,935)

MINORITY INTEREST                                                   8,126

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $218.5 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                                                        FIXED MATURITIES
     INVESTMENT RATING                                  DECEMBER 31, 2008
                                                      ----------------------
     AAA                                                              25.8%
     AA                                                                7.9%
     A                                                                28.1%
     BBB                                                              32.8%
                                                      ----------------------
                                                      ----------------------
     Investment grade                                                 94.6%
                                                      ----------------------
     BB                                                                4.0%
     B and below                                                       1.4%
                                                      ----------------------
     Below investment grade                                            5.4%
                                                      ----------------------
     Total fixed maturities                                          100.0%
                                                      ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.3 million and $4.2 million, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were $0 and $3 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                           $ 4,618             $ 501                $ -          $ 5,119
Foreign governments                                  1,337               513                  -            1,850
Public utilities                                 3,330,471            34,805            223,085        3,142,191
Corporate securities                            23,004,416           158,542          2,861,785       20,301,173
Asset-backed securities                         12,078,680           209,923          1,433,175       10,855,428
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,419,522         $ 404,284        $ 4,518,045     $ 34,305,761
                                            ===============   ===============   ================  ===============

Equities                                         $ 389,516           $ 5,347           $ 51,195        $ 343,668
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $37,320,138         $ 600,073          $ 869,567      $37,050,644
                                            ===============   ===============   ================  ===============
Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============


     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                AMORTIZED
                                                   COST           FAIR VALUE
                                              ---------------   ----------------
     Due in 1 year or less                         $ 991,361          $ 962,818
     Due after 1 year through 5 years              9,801,031          9,105,800
     Due after 5 years through 10 years           11,834,974         10,169,679
     Due after 10 years through 20 years           2,509,731          2,201,234
     Due after 20 years                            1,203,745          1,010,802
     Asset-backed securities                      12,078,680         10,855,428
                                              ---------------   ----------------
     Total                                      $ 38,419,522       $ 34,305,761
                                              ===============   ================

     U.S. Treasury securities with a carrying value of $4.0 million at both December 31, 2008 and 2007 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities"). The Company's non-agency mortgage-backed securities at December 31, 2008 include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                         COST OR            GROSS              GROSS
                        AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008          COST             GAINS             LOSSES            VALUE
                       --------------   ---------------   ----------------  ---------------
Prime                    $ 1,940,054          $ 14,343          $ 288,964      $ 1,665,433
Alt-A                      1,124,057            25,081            226,179          922,959
Subprime                     494,948               935             78,631          417,252
                       --------------   ---------------   ----------------
                       --------------   ---------------   ----------------  ---------------
Total non-agency RMBS    $ 3,559,059          $ 40,359          $ 593,774      $ 3,005,644
                       ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 93% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 93% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $47.0 million, $255.0 million, and $7.3 million on securities backed by prime, Alt-A and subprime loans, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $3.2 billion and $2.6 billion, respectively, at December 31, 2008. 99% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008. Jackson recorded $4.2 million and $0.4 million in other-than-temporary impairment charges on CMBS during 2007 and 2006, respectively.

     Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses versus corporate bonds. The amortized cost and fair value of the Company's direct investments in bank loans is $549.2 million and $441.8 million, respectively, at December 31, 2008.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

------------------------------------------------------------------------------------------------------------------------------
                                     LESS THAN 12 MONTHS               12 MONTHS OR LONGER                    TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     GROSS                            GROSS                          GROSS
                                   UNREALIZED                       UNREALIZED                     UNREALIZED
DECEMBER 31, 2008                    LOSSES         FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                    $ 147,809      $ 1,925,535       $ 75,276       $ 426,786      $ 223,085      $ 2,352,321
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                1,574,476       11,778,214      1,287,309       4,435,724      2,861,785       16,213,938
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               766,457        3,251,281        666,718       2,883,592      1,433,175        6,134,873
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities         2,488,742       16,955,030      2,029,303       7,746,102      4,518,045       24,701,132
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                               48,797          127,534          2,398           7,676         51,195          135,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                         $2,537,539      $17,082,564     $2,031,701     $ 7,753,778     $4,569,240     $ 24,836,342
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

------------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS             12 MONTHS OR LONGER                  TOTAL
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      GROSS                            GROSS                          GROSS
                                    UNREALIZED                      UNREALIZED                     UNREALIZED
DECEMBER 31, 2007                     LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 885        $ 226,092       $ 16,652       $ 666,783       $ 17,537        $ 892,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Corporate securities                  225,670        5,771,382        308,672       7,277,319        534,342       13,048,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities               177,235        3,358,791        140,453       3,154,953        317,688        6,513,744
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Subtotal - fixed maturities           403,790        9,356,265        465,777      11,099,055        869,567       20,455,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Equities                                  580           68,174              -               -            580           68,174
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
securities                          $ 404,370      $ 9,424,439      $ 465,777      $11,099,055      $ 870,147     $ 20,523,494
-------------------------------================================-==============-===============-==============-================
-------------------------------================================-==============-===============-==============-================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FAS 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSROs, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 79% were investment grade, 6% were below investment grade and 15% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 24% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included energy (13% of fixed maturities gross unrealized losses) and financial institutions and services (12%). The largest unrealized loss related to a single corporate obligor was $93.5 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

             Less than one year                                        $ 30,650
             One to five years                                          748,940
             Five to ten years                                        1,758,201
             More than ten years                                        547,079
             Asset-backed securities                                  1,433,175
                                                              ------------------
             Total gross unrealized losses                          $ 4,518,045
                                                              ==================

     COMMERCIAL MORTGAGE LOANS

     Commercial mortgage loans of $6.4 billion and $5.5 billion at December 31, 2008 and 2007, respectively, are reported net of an allowance for loan losses of $16.0 million and $13.4 million at each date, respectively. At December 31, 2008, mortgage loans were collateralized by properties located in 39 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS

     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $494.0 million and $546.2 million at December 31, 2008 and 2007, respectively, and was reported in asset-backed securities.

     OTHER INVESTED ASSETS

     Other invested assets primarily include investments in limited partnerships and real estate. Investments in limited partnerships have carrying values of $741.0 million and $651.1 million at December 31, 2008 and 2007, respectively. Real estate totaling $135.8 million and $118.9 million at December 31, 2008 and 2007, respectively, includes foreclosed properties with a book value of $12.9 million and $10.9 million at December 31, 2008 and 2007, respectively.

     In 2001, Jackson acquired a $71.3 million debt interest in a limited purpose entity, SERVES 2001-6 ("SERVES 2") formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $400.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 2 was a VIE and Jackson was the primary beneficiary. This structure is consolidated by Jackson. As a result of this consolidation at December 31, 2008, the underlying assets of $70.5 million and net liabilities of $55.4 million have been included in Jackson's consolidated financial statements. At December 31, 2007, the underlying assets of $84.8 million and net liabilities of $13.5 million were included in Jackson's consolidated financial statements. The creditors of the entity do not have recourse to the general credit of Jackson.

     In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-2 ("SERVES 3"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. Jackson's interest represented 95% of the capital structure of the entity. At acquisition, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary status. Based on the results of this initial analysis, the Company concluded that SERVES 3 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment was reported at the fair value of this debt instrument.

     During 2008, Jackson entered into "Option Put and Forbearance Agreements" with the counterparty to SERVES 2 and SERVES 3 entities in exchange for the counterparty forbearing its right to initiate forced liquidations of the entities under certain market value triggers. The support provided by the agreements could potentially expose Jackson to maximum losses of $170.0 million and $148.0 million for SERVES 2 and SERVES 3, respectively, if circumstances allowed the forbearance period to cease. Jackson believes that, so long as the forbearance period continues, the risk of loss under the agreements is remote.

     As a result of the additional exposure to SERVES 3 upon entering into the "Option Put and Forbearance Agreement", Jackson determined during 2008 that it is the primary beneficiary of SERVES 3 and, accordingly, consolidated SERVES 3 in its financial statements. As a result of this consolidation, Jackson recognized an extraordinary loss of $8.6 million as the value of the net assets held by SERVES 3 were lower than the value of Jackson's previous net holdings in SERVES 3. The accompanying consolidated financial statements include the underlying assets of $51.7 million and net liabilities of $54.2 million of this entity. The creditors of SERVES 3 do not have recourse to the general credit of Jackson.

     In 2006 and 2008, Jackson acquired $25.2 million and $40.0 million of debt interests, respectively, in a limited purpose entity, SERVES 2006-1 ("SERVES 4"), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $500.0 million. At each acquisition date, the Company performed an analysis, which produced return scenarios based on various assumptions for the reference pool, including spread income, default and recovery ratios, and holding period appreciation/depreciation, to determine whether the structure was a variable interest entity and, if so, whether Jackson was the primary beneficiary. Based on the results of this analysis, the Company concluded that SERVES 4 was a VIE and that Jackson was not the primary beneficiary. Thus, the Company's investment is reported at the fair value of this debt instrument.

     DERIVATIVE INSTRUMENTS

     The fair value of freestanding derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 2008
------------------------------------------------------------------------------------------------------------------
                                  ASSETS                           LIABILITIES
------------------------------------------------------------------------------------------------------------------
                                CONTRACTUAL/                        CONTRACTUAL/                             NET
                                 NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                                  AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps            $ 644,807         $ 149,312         $ 314,033         $ (67,209)         $ 82,103
Credit default swaps               45,000               305           255,000           (25,818)          (25,513)
Equity index call
   options                      1,442,100            10,314             6,897              (301)           10,013
Equity index put
   options                      9,450,000           527,435                 -                 -           527,435
Spread cap options              4,000,000            71,059                 -                 -            71,059
Put-swaptions                  41,500,000            31,416                 -                 -            31,416
Futures                                 -                 -           661,063           (14,012)          (14,012)
Total return swaps                      -                 -           700,000          (102,587)         (102,587)
Interest rate swaps             2,450,000           180,959         6,490,000        (1,048,109)         (867,150)
Total                        $ 59,531,907         $ 970,800       $ 8,426,993      $ (1,258,036)       $ (287,236)
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================

                                                  DECEMBER 31, 2007
                                        ASSETS                            LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                              CONTRACTUAL/                        CONTRACTUAL/                           NET
                                NOTIONAL            FAIR           NOTIONAL            FAIR              FAIR
                                 AMOUNT             VALUE           AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
options                         1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
options                         7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
                          ================  ================  ================  ================  ================
                          ================  ================  ================  ================  ================

     SECURITIES LENDING

     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $112.1 million and $215.2 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $127.9 million and $225.5 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received.

     Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                       2008           2007               2006
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Fixed maturities                $2,283,388     $2,320,597        $2,363,953
    Commercial mortgage loans          347,483        328,830           329,047
    Limited partnerships                10,618        177,941           120,320
    Other investment income             85,555        158,062           137,363
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Total investment income          2,727,044      2,985,430         2,950,683
    Less investment expenses           (64,945)       (39,914)          (45,896)
                                  -------------  -------------   ---------------
                                  -------------  -------------   ---------------
    Net investment income           $2,662,099     $2,945,516        $2,904,787
                                  =============  =============   ===============
                                  =============  =============   ===============

6. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):
                                                 YEARS ENDED DECEMBER 31,
                                             2008          2007         2006
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Interest rate swaps                       $ (790,029)  $ (167,141)   $ 106,907
Put-swaptions                                (20,493)      33,710      (10,572)
Futures                                      353,607       14,382      (40,993)
Equity index call options                   (103,769)        (850)      33,460
Equity index put options                     760,135       31,439      (64,046)
Total return swaps                           (91,138)      (9,180)      10,486
Spread cap options                            76,414      194,444            -
Fixed index annuity embedded derivatives     262,028      (27,623)    (154,696)
Credit default swaps                         (34,845)        (653)       1,447
Variable annuity embedded derivatives       (878,548)     (32,070)      12,780
                                         ------------  -----------   ----------
                                         ------------  -----------   ----------
Risk management activity                  $ (466,638)    $ 36,458    $(105,227)
                                         ============  ===========   ==========
                                         ============  ===========   ==========

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):
                                             YEARS ENDED DECEMBER 31,
                                          2008       2007          2006
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Sales of fixed maturities
     Gross gains                      $  51,981   $ 128,634     $  96,911
     Gross losses                       (320,378)   (163,380)    (113,800)
     Sales of equities
     Gross gains                           6,078         261        7,796
     Gross losses                        (27,223)        (44)      (1,562)
     Sales of capital assets                   -       4,350            -
     Impairment losses                  (913,692)    (60,395)     (47,055)
                                     ------------ -----------   ----------
                                     ------------ -----------   ----------
     Total                           $(1,203,234)  $ (90,574)   $ (57,710)
                                     ============ ===========   ==========
                                     ============ ===========   ==========

     Net realized losses on investments, net of amounts allocated to minority interest, totaled $1,203.9 million, $93.1 million and $66.7 million in 2008, 2007 and 2006, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                      2006
                                                ---------------
                                                ---------------
Value of acquired insurance:
Balance, beginning of year                      $      23,578
Interest, at rates varying from 6.5% to 9.5%             1,108
Amortization                                           (24,686)
                                                ---------------
                                                ---------------
Balance, end of year                                       $ -
                                                ===============
                                                ===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008                                                                                         Period
                                                                                            Weighted      until
                                                      Minimum      Account     Net Amount   Average       Expected
                                                      Return        Value        at Risk    Attained Age  Annuitization
                                                    ------------  -----------  ------------ ------------  -----------
                                                    ------------  -----------  ------------ ------------  -----------
Return of net deposits plus a minimum return
      GMDB                                             0-5%       $ 15,907.9   $ 7,285.1     64.2 years
      GMWB - Premium only                              0-5%       $ 3,401.1    $ 1,019.1
      GMWB - For life                                  0-5%        $ 596.9     $ 200.2
      GMAB - Premium only                               0%         $ 16.2      $ 6.8
Highest specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                                        $ 3,330.1    $ 1,807.3     62.5 years
      GMWB - Highest anniversary only                             $ 2,112.7    $ 1,261.6
      GMWB - For life                                             $ 1,160.0    $ 661.4
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMDB                                             0-5%       $ 1,526.1    $ 869.3       64.7 years
      GMIB                                             0-6%       $ 1,965.3    $ 1,107.4                    6.6 years
      GMWB - For life                                  0-5%       $ 4,067.6    $ 2,063.0

DECEMBER 31, 2007                                                                                                       Period
                                                                                                      Weighted          until
                                                         Minimum       Account    Net Amount      Average           Expected
                                                         Return         Value       at Risk       Attained Age      Annuitization
                                                     ------------- ------------ ----------------  ----------------  ----------------
                                                     ------------- ------------ ----------------  ----------------  ----------------
Return of net deposits plus a minimum return
       GMDB                                              0% - 5%      $ 22,618.6    $ 1,234.5        63.6 years
       GMWB - Premium only                                            $ 5,646.3      $ 12.5
       GMWB - For life                                   0% - 5%      $ 1,032.9      $ 1.2
       GMAB - Premium only                                              $ 19.1       $ 0.1
Highest specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                                           $ 4,791.8     $ 129.7          62.0 years
       GMWB - Highest anniversary only                                $ 3,164.6      $ 65.7
       GMWB - For life                                                $ 1,690.1      $ 37.5
Combination net deposits plus minimum return, highest
   specified anniversary account value minus
   withdrawals post-anniversary
       GMDB                                              0% - 5%      $ 2,310.0      $ 48.4          64.1 years
       GMIB                                              0% - 6%      $ 2,650.7      $ 87.2                            6.7 years
       GMWB - For life                                   0% - 5%      $ 3,348.7      $ 81.7

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                     DECEMBER 31,
                                              ----------------------------
                                              ----------------------------
          Fund Type:                              2008           2007
                                              -------------  -------------
                                              -------------  -------------
          Equity                                $ 15,312.4     $ 24,744.1
          Bond                                     2,291.7        1,881.2
          Balanced                                 1,918.4        2,445.5
          Money market                             1,243.2          651.2
                                              -------------  -------------
                                              -------------  -------------
          Total                                 $ 20,765.7     $ 29,722.0
                                              =============  =============
                                              =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                               2008          2007         2006
                                           ---------- ------------- ------------
Balance at January 1                        $  118.0       $  56.6      $  37.0
Incurred guaranteed benefits
                                               392.0          86.7         43.6
Paid guaranteed benefits
                                              (75.7)        (25.3)       (24.0)
                                           ---------- ------------- ------------
Balance at December 31                      $  434.3      $  118.0      $  56.6
                                           ========== ============= ============
Balance at December 31, net of reinsurance  $  301.0       $   4.6      $   1.9
                                           ========== ============= ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The GMWB reserve totaled $1,123.9 million at December 31, 2008 and was included in reserves for future policy benefits. At December 31, 2007, the GMWB reserve was a negative reserve included in other assets of $10.4 million.

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $22.6 million and $4.8 million, respectively.

     GMAB benefits are offered on some variable annuity plans starting in 2007 and issues have been minimal as of December 31, 2008.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $6.4 million at December 31, 2008 and were minimal at December 31, 2007.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS

     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                 December 31, 2008                                    December 31, 2007
                            -------------------------------------------   ---------------------------------------------------
                            --------------------------------------------  ---------------------------------------------------
Benefit Type                  Liability      Net Amount      Weighted       Liability      Net Amount      Weighted Average
                            (in millions)      at Risk       Average      (in millions)      at Risk       Attained Age
                                           (in millions)*  Attained Age                  (in millions)*
--------------------------  ----------------------------------------------  ---------------------------------------------------
--------------------------  ----------------------------------------------  ---------------------------------------------------
UL insurance benefit           $46.7         $5,387.8       55.1 years      $50.7         $5,332.3          54.4 years
Two-tier annuitization          $6.2            $33.4       62.2 years      $ 6.5         $   34.6          61.5 years
ISWL account balance
adjustment                     $54.9             n/a            n/a         $46.9             n/a           n/a
--------------------------  ----------------------------------------------  ---------------------------------------------------

     * NAR for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2008 and 2007:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2008 and 2007:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
9.   BORROWINGS

     The aggregate carrying value of borrowings at December 31, 2008 and 2007 were as follows (in thousands):
                                                       DECEMBER 31,
                                                 2008                2007
                                           ---------------  ----------------
        Surplus notes                            $ 249,296         $ 249,280
      Mortgage loans                                33,369            17,416
      VIE equity classes                             6,250             3,750
      FHLBI short-term notes                       150,000           250,000
      Short-term borrowings from Parent                  -            32,020
                                           ----------------  ----------------
                                           ----------------  ----------------
      Total                                      $ 438,915         $ 552,466
                                           ================  ================
                                           ================  ================

      Due in 2009                                $ 150,000
      Due in more than 1 to 5 years                 20,567
      Due after 5 years                            268,348
                                           ----------------
                                           ----------------
      Total                                      $ 438,915
                                           ================
                                           ================

     SURPLUS NOTES

     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2008, 2007 and 2006.

     MORTGAGE LOANS

     At December 31, 2008 and 2007, certain consolidated real estate VIEs had outstanding mortgage loans at a weighted average interest rate of 7.1% and 6.8%, respectively, with maturities through 2011 and 2016. Interest paid totaled $1.9 million, $1.2 million and $2.8 million in 2008, 2007 and 2006, respectively.

     VIE EQUITY CLASSES

     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 8.9% and 7.0% at December 31, 2008 and 2007, respectively. Interest paid on the notes in 2008, 2007 and 2006 totaled $554 thousand, $384 thousand and $20.0 million, respectively.

     FHLBI SHORT-TERM NOTES

     Jackson has entered into a short-term note program with the FHLBI, securing advances made throughout the year. Interest rates were fixed or variable and based on the FHLBI cost of funds or market rates. Short term notes averaged $260.3 million in 2008 at an average interest rate of 2.2%. Jackson paid $7.0 million of interest on these notes during 2008. Previously, during 2007, Jackson entered into a short-term note program with the FHLBI that expired on March 11, 2008. Jackson paid $92 thousand of interest on the 2007 notes.

     SHORT-TERM BORROWINGS FROM PARENT

     During 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32.0 million advance was repaid in full during 2008. Jackson paid $1.1 million and $20 thousand in interest on this loan during 2008 and 2007.

     TUSCANY NOTES

     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. The remaining notes were paid in full during 2007 and interest paid totaled $3.5 million and $11.0 million in 2007 and 2006, respectively.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2008 and 2007, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $7.0 million and $14.2 million during 2008 and 2007, respectively, at weighted average interest rates of 2.9% and 5.1%, respectively. There was no outstanding balance as of December 31, 2008 or 2007. Interest paid totaled $0.2 million, $0.7 million and $1.5 million in 2008, 2007 and 2006, respectively. The highest level of short-term borrowings at any month end was $50.0 million in 2008 and $100.0 million in 2007.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     Jackson's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in risk management activity.

     Jackson also cedes the GMDB coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
11.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                               2008              2007              2006
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Direct premiums:
Life                            $ 314,096         $ 328,787         $ 345,020
Accident and health                13,048            20,211            22,018
Plus reinsurance assumed:
Life                               18,830            21,834            23,444
Accident and health                 1,273             1,744             2,101
Less reinsurance ceded:
Life                             (133,308)         (131,537)         (137,715)
Accident and health               (14,321)          (21,955)          (24,119)
Guaranteed annuity benefits       (29,457)          (28,784)          (34,548)
                            --------------  ----------------  ----------------
                            --------------  ----------------  ----------------
Total net premiums              $ 170,161         $ 190,300         $ 196,201
                            ==============  ================  ================
                            ==============  ================  ================

     Premiums ceded for guaranteed annuity benefits included $15.6 million, $17.2 million and $24.5 million to PARC during 2008, 2007 and 2006, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                          DECEMBER 31,
                                                     2008              2007
                                              ---------------  ----------------
                                              ---------------  ----------------
     Reserves:
     Life                                          $ 891,955         $ 785,467
     Accident and health
                                                      24,105            27,231
     Guaranteed minimum income benefits              249,468
                                                                             -
     Guaranteed minimum death benefits               290,218           113,346
     Other annuity benefits
                                                      29,516            27,127
     Claims liability
                                                      27,166            57,205
     Other
                                                      14,975            13,865
                                              ---------------  ----------------
                                              ---------------  ----------------
     Total                                        $1,527,403        $1,024,241
                                              ===============  ================
                                              ===============  ================

     Reserves reinsured through Brooke Life were $52.6 million and $54.9 million at December 31, 2008 and 2007, respectively. Reserves reinsured through PARC were $290.2 million and $113.3 million at December 31, 2008 and 2007, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                            YEARS ENDED DECEMBER 31,
                                                 2008              2007              2006
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------
Current tax expense (benefit)                    $ (58,713)         $ 202,037         $ 240,858
Deferred tax expense (benefit)                    (113,368)
                                                                       50,254            22,558
                                            ----------------  ----------------  ----------------
                                            ----------------  ----------------  ----------------

Federal income tax expense (benefit)            $ (172,081)         $ 252,291         $ 263,416
                                            ================  ================  ================
                                            ================  ================  ================

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006 as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                            2008              2007              2006
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Income taxes at statutory rate             $ (400,857)         $ 305,050         $ 278,612
Dividends received deduction                  (73,524)                            (15,156)
                                                                (48,896)
Deferred tax valuation allowance               302,731
                                                                       -                 -
Other
                                                 (431)           (3,863)              (40)
                                         --------------  ----------------  ----------------
                                         --------------  ----------------  ----------------
Provision for federal income taxes         $ (172,081)         $ 252,291         $ 263,416
                                         ==============  ================  ================
                                         ==============  ================  ================

Effective tax rate                               15.0%             28.9%             33.1%
                                         ==============  ================  ================
                                         ==============  ================  ================

     Federal income taxes paid were $69.0 million, $126.0 million and $214.0 million in 2008, 2007 and 2006, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2008              2007
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                      $1,122,067         $ 917,329
Other-than-temporary impairments and other investment items                       428,558           117,960
Deferred compensation
                                                                                   61,433            67,737
Net unrealized losses on available for sale securities                          1,456,039
                                                                                                     88,501
Other, net                                                                                          100,599
                                                                                   52,402
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  3,120,499         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Valuation allowance                                                             (318,778)
                                                                                                          -
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset, net of valuation allowance                            2,801,721         1,292,126
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (1,768,108)       (1,152,693)
Other assets                                                                                       (50,607)
                                                                                  (9,574)
Other, net                                                                                         (13,217)
                                                                                 (29,165)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                            (1,806,847)       (1,216,517)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset                                                     $     994,874     $      75,609
                                                                          ================  ================
                                                                          ================  ================

     During 2008, Jackson recorded a valuation allowance, included in deferred tax expense, of $302.7 million against the deferred tax assets associated with realized losses and losses on trading securities where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $16.0 million. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards and federal tax capital loss carrybacks totaled $281.0 million.

     In August, 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $73.5 million, $48.9 million and $15.2 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized
     tax   benefits   at   December   31,   2007.

     Unrecognized tax benefit at December 31, 2007                  $    -
     Additions for tax positions identified in 2008                 19,171
     Reduction of tax positions of closed prior years              (2,379)
                                                               ------------
     Unrecognized tax benefit at December 31, 2008                $ 16,792
                                                               ============

     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $16.8 million.

     Interest totaling $3.4 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2008 and 2007 Jackson had recorded accruals totaling $31.0 million and $35.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are adjusted as claims are reported and payments are made by ING and totaled $2.2 million and $2.0 million at December 31, 2008 and 2007, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2008 and 2007, the Company's reserve for future state guaranty fund assessments was $26.0 million and $17.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $517.1 million at December 31, 2008. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $11.8 million and $14.4 million, respectively, at December 31, 2008.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2008, Jackson recorded a liability of $9.2 million for future lease payments. Lease expense was $22.7 million, $17.1 million and $23.0 million in 2008, 2007 and 2006, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2009                        $    8,539
     2010                             8,314
     2011                             8,399
     2012                             8,558
     2013                             9,129
     Thereafter                      25,143
                            ----------------
     Total                       $   68,082
                            ================

     Jackson subleased office space under several operating leases that expire at various dates through 2009. Total future lease income to be received on the subleased property is $0.3 million. Lease income for the subleased property totaled $0.7 million per year in 2008, 2007 and 2006.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, adjusted to exclude any unrealized capital gains and the effect of permitted practices, unless the Commissioner approves the dividend prior to payment. At December 31, 2008, adjusted earned surplus was $104.8 million. Furthermore, without the prior approval of the Commissioner, dividends are also subject to restrictions relating to statutory surplus and/or statutory earnings. The maximum dividend which can be paid in 2009, subject to the availability of earned surplus, without prior approval of the Michigan Commissioner of Insurance, is $288.7 million.

     The  Company  received  capital  contributions  from  its  parent  of $34.1 million, $30.6 million and $49.7 million in 2008, 2007 and 2006, respectively. The capital contributions included $34.1 million, $30.6 million and $29.1 million in 2008, 2007 and 2006, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Dividend payments were $313.1 million, $246.0 million and $209.1 million in 2008, 2007 and 2006, respectively.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $3.7 billion and $4.0 billion at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(623.4) million, $490.0 million and $412.3 million in 2008, 2007 and 2006, respectively.

     Effective for 2008 reporting, the Commissioner granted Jackson three permitted practices, which expire October 1, 2009, unless extended by the Commissioner. One permitted practice allows Jackson to carry interest rate swaps at book value, as if statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson must also demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The Commissioner also granted a permitted practice to allow Jackson to recognize book to tax differences that will reverse within the next 3 years (instead of 1 year as required by the NAIC) in determining the admissable deferred tax asset (subject to a limitation of 15% of capital and surplus versus the 10% limitation imposed by the NAIC guidance). Finally, the Commissioner granted a permitted practice to allow Jackson to use an average interest rate in calculating certain regulatory capital requirements. This permitted practice requires that Jackson maintain certain minimum capital levels excluding the effect of the permitted practices. The total effect of these permitted practices was to increase statutory surplus by $845.0 million and reduce authorized control level required capital by $81.5 million at December 31, 2008. These permitted practices had no impact on statutory net income (loss).

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $34.1 million and $35.9 million to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     National Planning Holdings, Inc. ("NPH"), Jackson's affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2008, 2007 and 2006 totaled $57.4 million, $65.9 million and $58.6 million, respectively.

     Jackson has entered into shared services administrative agreements with affiliates, NPH and PPMA. Under the shared services administrative agreements, Jackson charged $5.1 million, $5.0 million and $5.2 million of certain management and corporate services expenses to these affiliates in 2008, 2007 and 2006, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2013, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2008 or 2007. The highest outstanding loan balance during 2008 and 2007 was $20.0 million and $26.0 million, respectively. Interest and commitment fees totaled $177 thousand, $524 thousand and $175 thousand during 2008, 2007 and 2006, respectively.

     Beginning in 2008, Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. During 2008, Jackson recognized $10.4 million in revenue associated with these services. This revenue is included in other income on the accompanying consolidated income statement.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.1 million, $12.3 million and $8.9 million in 2008, 2007 and 2006, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2008 and 2007, the liability for such plans totaled $171.2 million and $194.0 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's (income) expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $(54.6) million, $18.4 million and $21.5 million in 2008, 2007 and 2006, respectively. Investment income (expense) on the mutual funds totaled $(62.9) million, $15.0 million and $18.3 million in 2008, 2007 and 2006, respectively.

PART C.       OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

        (a) Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                      Jackson National Separate Account V:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2008
                             Statements of Operations for the period ended
                               December 31, 2008
                             Statement of Changes in Net Assets for the periods
                               ended December 31, 2008 and 2007
                             Notes to Financial Statements

                      Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2008 and 2007
                             Consolidated Income Statements for the years ended
                               December 31, 2008, 2007, and 2006
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2007, 2007, and 2006
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2008, 2007, and 2006
                             Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

2.   Not Applicable

3.

a. General Distributor Agreement, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

c. Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

d. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

e.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

g.   Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

j. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

k. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post- Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

l.   Specimen  of the  7%  Guaranteed  Minimum  Withdrawal  Benefit  With 5 Year
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

m. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

n. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

p. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

q. Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

r. For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

s. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

t. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

u. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

v. Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

w. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 18, filed on October 6, 2008 (File Nos. 333-70697 and 811-09119).

x.   Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated  by  reference to the
     Registrant's Post-effective Amendment No. 18, filed on October 6, 2008 (File Nos. 333-70697 and 811-09119).

y.   Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated  by  reference to the
     Registrant's Post-effective Amendment No. 18, filed on October 6, 2008 (File Nos. 333-70697 and 811-09119).

z. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom)
     Endorsement  (7587 01/09),  incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 19, filed on December 31, 2008 (File Nos. 333-70697 and 811-09119).

aa. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on December 31, 2008 (File Nos. 333-70697 and 811-09119).

bb. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 19, filed on December 31, 2008 (File Nos. 333-70697 and 811-09119).

cc. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), attached hereto.

5.

a. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-70697 and 811-09119).

c. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 13, filed on April 26, 2007 (File Nos. 333-70697 and 811-09119).

d. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 16, filed on November 29, 2007 (File Nos. 333-70697 and 811-09119).

e. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 17, filed on March 26, 2008 (File Nos. 333-70697 and 811-09119).

f. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 18, filed on October 6, 2008 (File Nos. 333-70697 and 811-09119).

g. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto.


6.

a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. By-laws of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

7. Specimen of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-70697 and 811-09119).

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25.       Directors and Officers of the Depositor

Name and Principal                      Positions and Offices
Business Address                        with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Jeff Borton                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

James Carter                            Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Scott Klus                              Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Richard Liphardt                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Toni Zvonar                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company

Item 27.   Number of Contract Owners as of January 31, 2009

           Qualified - 1,458
           Non-Qualified - 1,161

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.  Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item. 31.  Management Services

           Not Applicable

Item. 32.  Undertakings and Representations

     a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

     e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

Jackson National Separate Account - V
(Registrant)

Jackson National Life Insurance Company


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

Jackson National Life Insurance Company
(Depositor)


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


*THOMAS J. MEYER                                        April 2, 2009
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


*THOMAS J. MEYER                                        April 2, 2009
Michael A. Wells, Director


*THOMAS J. MEYER                                        April 2, 2009
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


*THOMAS J. MEYER                                        April 2, 2009
Robert A. Fritts, Senior Vice President
and Controller


*THOMAS J. MEYER                                        April 2, 2009
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, and Attorney-in-Fact pursuant to Power of Attorney executed on January 2, 2009

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472, 333-155675), JNL
Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
James R. Sopha, Executive Vice President, and Director





                                  EXHIBIT LIST

Exhibit No.  Description

4.

cc. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), attached hereto, as Ex-4cc. 5.

g. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached as Ex-5.g.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.